Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-3.74%
Alphabet, Inc., Class A	436	$139,598
Alphabet, Inc., Class C	351	112,362
AT&T, Inc.	6,438	167,517
News Corp., Class A	4,935	126,731
News Corp., Class B	1,458	42,909
Omnicom Group, Inc.(b)	2,473	177,116
Paramount Skydance Corp.(b)	12,440	199,289
Take-Two Interactive Software, Inc.(c)	770	189,474
Walt Disney Co. (The)	1,623	169,555
		1,324,551
Consumer Discretionary-10.92%
Aptiv PLC(c)	2,303	178,598
Best Buy Co., Inc.	2,453	194,474
Carnival Corp.(c)	5,994	154,525
D.R. Horton, Inc.	1,067	169,664
Deckers Outdoor Corp.(c)	1,647	144,985
eBay, Inc.	2,059	170,465
Expedia Group, Inc.	872	222,962
General Motors Co.	3,278	240,998
Hasbro, Inc.	2,419	199,809
Hilton Worldwide Holdings, Inc.	689	196,386
Lowe’s Cos., Inc.	706	171,191
Marriott International, Inc., Class A	717	218,534
NIKE, Inc., Class B	2,531	163,578
Norwegian Cruise Line Holdings Ltd.(c)	7,391	136,438
Ralph Lauren Corp.	602	221,133
Royal Caribbean Cruises Ltd.	551	146,704
Starbucks Corp.	2,267	197,478
Tractor Supply Co.	3,215	176,118
Ulta Beauty, Inc.(c)	365	196,673
Williams-Sonoma, Inc.(b)	927	166,869
Yum! Brands, Inc.	1,287	197,181
		3,864,763
Consumer Staples-7.40%
Campbell’s Co. (The)	5,613	171,084
Colgate-Palmolive Co.	2,258	181,521
Estee Lauder Cos., Inc. (The), Class A	2,151	202,345
General Mills, Inc.	3,758	177,941
Hershey Co. (The)	1,013	190,525
Kellanova	2,378	198,896
Kenvue, Inc.	10,177	176,571
Keurig Dr Pepper, Inc.	6,849	191,087
Kraft Heinz Co. (The)	7,052	179,897
McCormick & Co., Inc.	2,741	184,963
Mondelez International, Inc., Class A	3,018	173,746
PepsiCo, Inc.	1,318	196,039
Target Corp.(b)	2,071	187,674
Walmart, Inc.	1,873	206,985
		2,619,274
Financials-15.53%
Aflac, Inc.	1,754	193,484
Allstate Corp. (The)	940	200,201
American Express Co.	582	212,587
American International Group, Inc.	2,409	183,469
Aon PLC, Class A	519	183,684
Assurant, Inc.	897	204,660
Bank of America Corp.	3,749	201,134
Bank of New York Mellon Corp. (The)	1,808	202,677
Cboe Global Markets, Inc.	801	206,794
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	2,831	$186,195
Fifth Third Bancorp	4,129	179,446
Hartford Insurance Group, Inc. (The)	1,432	196,227
Huntington Bancshares, Inc.	10,643	173,481
Intercontinental Exchange, Inc.	1,091	171,614
M&T Bank Corp.	948	180,329
Mastercard, Inc., Class A	324	178,372
MetLife, Inc.	2,371	181,524
Moody’s Corp.	371	182,079
Morgan Stanley	1,220	206,985
MSCI, Inc.	333	187,719
Nasdaq, Inc.	1,986	180,567
Northern Trust Corp.	1,479	194,252
PayPal Holdings, Inc.	2,863	179,481
Principal Financial Group, Inc.	2,346	198,988
Prudential Financial, Inc.	1,780	192,685
Regions Financial Corp.	6,950	176,877
S&P Global, Inc.	348	173,593
State Street Corp.	1,697	201,977
Visa, Inc., Class A	556	185,949
		5,497,030
Health Care-14.22%
Abbott Laboratories	1,453	187,292
AbbVie, Inc.	888	202,198
Agilent Technologies, Inc.	1,515	232,552
Baxter International, Inc.	7,838	146,884
Becton, Dickinson and Co.	997	193,438
Biogen, Inc.(c)	1,319	240,177
Boston Scientific Corp.(c)	1,787	181,523
Cardinal Health, Inc.	1,259	267,235
Centene Corp.(c)	6,011	236,473
Charles River Laboratories International, Inc.(c)	1,227	218,578
Cigna Group (The)	622	172,468
CVS Health Corp.	2,540	204,114
Danaher Corp.	975	221,111
DaVita, Inc.(b)(c)	1,421	170,065
Edwards Lifesciences Corp.(c)	2,401	208,095
Elevance Health, Inc.	613	207,353
Gilead Sciences, Inc.	1,632	205,371
Humana, Inc.	687	168,844
Medtronic PLC	2,036	214,452
Merck & Co., Inc.	2,237	234,505
Moderna, Inc.(b)(c)	7,732	200,877
Quest Diagnostics, Inc.	1,043	197,315
Regeneron Pharmaceuticals, Inc.	338	263,704
Waters Corp.(c)	642	258,996
		5,033,620
Industrials-16.84%
Broadridge Financial Solutions, Inc.	751	171,296
Carrier Global Corp.	3,007	165,024
Caterpillar, Inc.	444	255,637
CSX Corp.	5,865	207,386
Cummins, Inc.	464	231,063
Dayforce, Inc.(c)	2,728	188,505
Deere & Co.	399	185,331
Dover Corp.	1,070	198,250
Emerson Electric Co.	1,406	187,532
Hubbell, Inc.	426	183,789
Illinois Tool Works, Inc.	717	178,734
Ingersoll Rand, Inc.(b)	2,341	188,076
J.B. Hunt Transport Services, Inc.	1,373	238,847
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Johnson Controls International PLC	1,744	$202,845
Lennox International, Inc.(b)	337	168,119
Norfolk Southern Corp.	691	201,834
Otis Worldwide Corp.	2,146	190,672
PACCAR, Inc.	1,906	200,931
Pentair PLC	1,720	181,013
Republic Services, Inc.	822	178,423
Rockwell Automation, Inc.	554	219,306
Southwest Airlines Co.(b)	6,043	210,357
Stanley Black & Decker, Inc.	2,441	174,580
Trane Technologies PLC	450	189,666
Union Pacific Corp.	873	202,388
United Rentals, Inc.	199	162,221
Veralto Corp.	1,774	179,564
Verisk Analytics, Inc.	716	161,150
W.W. Grainger, Inc.	189	179,291
Waste Management, Inc.	863	188,022
Xylem, Inc.	1,365	192,015
		5,961,867
Information Technology-16.61%
Accenture PLC, Class A	773	193,250
Adobe, Inc.(c)	537	171,910
Advanced Micro Devices, Inc.(c)	1,178	256,250
Akamai Technologies, Inc.(b)(c)	2,449	219,234
Autodesk, Inc.(c)	581	176,241
Cisco Systems, Inc.	2,758	212,201
Corning, Inc.	2,508	211,174
Fortinet, Inc.(c)	2,364	191,791
Gen Digital, Inc.	6,426	169,454
Hewlett Packard Enterprise Co.	7,691	168,202
HP, Inc.	6,625	161,783
Intel Corp.(c)	7,588	307,769
International Business Machines Corp.	732	225,881
Jabil, Inc.	871	183,528
Keysight Technologies, Inc.(c)	1,104	218,537
KLA Corp.	201	236,269
Lam Research Corp.	1,752	273,312
Micron Technology, Inc.	1,343	317,593
Microsoft Corp.	376	184,996
NetApp, Inc.	1,522	169,794
NVIDIA Corp.	1,060	187,620
ON Semiconductor Corp.(c)	3,905	196,187
Palo Alto Networks, Inc.(c)	953	181,194
QUALCOMM, Inc.	1,183	198,850
Salesforce, Inc.	774	178,438
ServiceNow, Inc.(c)	203	164,919
TE Connectivity PLC (Switzerland)	893	201,952
Western Digital Corp.	1,979	323,230
		5,881,559
Materials-4.53%
Air Products and Chemicals, Inc.(b)	654	170,727
Ball Corp.	3,754	185,936
Dow, Inc.	7,887	188,105
	Shares	Value
Materials-(continued)
Ecolab, Inc.	699	$192,337
Freeport-McMoRan, Inc.	4,188	180,000
Linde PLC	399	163,718
LyondellBasell Industries N.V., Class A	3,455	169,260
Mosaic Co. (The)	5,626	137,781
Newmont Corp.	2,395	217,298
		1,605,162
Real Estate-6.71%
Alexandria Real Estate Equities, Inc.(b)	2,238	120,113
BXP, Inc.(b)	2,544	184,084
CBRE Group, Inc., Class A(c)	1,156	187,075
Digital Realty Trust, Inc.	1,081	173,090
Equinix, Inc.	240	180,794
Equity Residential	2,853	176,173
Federal Realty Investment Trust	1,872	184,823
Healthpeak Properties, Inc.(b)	10,471	191,200
Host Hotels & Resorts, Inc.	10,686	188,394
Kimco Realty Corp.	8,429	174,143
Prologis, Inc.(b)	1,694	217,730
Welltower, Inc.	1,118	232,790
Weyerhaeuser Co.	7,489	166,331
		2,376,740
Utilities-3.37%
American Water Works Co., Inc.	1,357	176,505
CenterPoint Energy, Inc.	4,974	198,861
Eversource Energy	2,936	197,240
Exelon Corp.	4,339	204,454
NRG Energy, Inc.	1,166	197,625
Sempra	2,291	217,004
		1,191,689
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $32,506,056)		35,356,255
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.63%
Invesco Private Government Fund, 4.00%(d)(e)(f)	582,490	582,490
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,410,549	1,410,972
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,993,462)		1,993,462
TOTAL INVESTMENTS IN SECURITIES-105.50% (Cost $34,499,518)		37,349,717
OTHER ASSETS LESS LIABILITIES-(5.50)%		(1,948,477)
NET ASSETS-100.00%		$35,401,240
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$175,337	$(175,337)	$-	$-	$-	$160
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	763,317	3,357,560	(3,538,387)	-	-	582,490	5,155 *
Invesco Private Prime Fund	1,980,489	5,573,751	(6,143,248)	(48)	28	1,410,972	13,555 *
Total	$2,743,806	$9,106,648	$(9,856,972)	$(48)	$28	$1,993,462	$18,870

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI North America Climate ETF (KLMN)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-10.57%
Alphabet, Inc., Class A	269,716	$86,357,669
Alphabet, Inc., Class C	190,746	61,061,610
AT&T, Inc.	378,903	9,859,056
Comcast Corp., Class A	230,252	6,145,426
Meta Platforms, Inc., Class A	94,250	61,069,288
Netflix, Inc.(b)	190,156	20,456,983
Omnicom Group, Inc.(c)	37,536	2,688,328
Roblox Corp., Class A(b)	31,981	3,039,154
Rogers Communications, Inc., Class B (Canada)	70,143	2,748,762
Take-Two Interactive Software, Inc.(b)	14,992	3,689,081
T-Mobile US, Inc.	27,878	5,826,781
Verizon Communications, Inc.	223,104	9,171,805
Walt Disney Co. (The)	87,212	9,111,038
Warner Bros. Discovery, Inc.(b)	128,525	3,084,600
		284,309,581
Consumer Discretionary-9.83%
Airbnb, Inc., Class A(b)	26,831	3,138,959
Amazon.com, Inc.(b)	411,729	96,023,437
AutoZone, Inc.(b)	1,002	3,962,239
Booking Holdings, Inc.	1,686	8,286,167
Chipotle Mexican Grill, Inc.(b)	91,961	3,174,494
DoorDash, Inc., Class A(b)	21,135	4,192,550
eBay, Inc.	34,108	2,823,801
Flutter Entertainment PLC (United Kingdom)(b)(c)	12,796	2,671,933
Ford Motor Co.(c)	279,972	3,718,028
General Motors Co.	58,117	4,272,762
Hilton Worldwide Holdings, Inc.	18,769	5,349,728
Home Depot, Inc. (The)	47,603	16,990,463
Lowe’s Cos., Inc.	27,120	6,576,058
Marriott International, Inc., Class A	16,229	4,946,437
McDonald’s Corp.	36,152	11,272,917
MercadoLibre, Inc. (Brazil)(b)	2,286	4,736,089
NIKE, Inc., Class B	65,564	4,237,401
O’Reilly Automotive, Inc.(b)	47,290	4,809,393
Royal Caribbean Cruises Ltd.	13,990	3,724,837
Starbucks Corp.	59,048	5,143,671
Tesla, Inc.(b)	121,628	52,320,717
TJX Cos., Inc. (The)	55,387	8,414,393
Yum! Brands, Inc.	23,059	3,532,869
		264,319,343
Consumer Staples-4.40%
Coca-Cola Co. (The)	212,995	15,574,194
Colgate-Palmolive Co.	64,553	5,189,416
Costco Wholesale Corp.	19,476	17,793,079
General Mills, Inc.	90,855	4,301,984
Keurig Dr Pepper, Inc.	122,052	3,405,251
Kimberly-Clark Corp.	29,931	3,266,071
Kraft Heinz Co. (The)	148,605	3,790,913
Loblaw Cos. Ltd. (Canada)	78,150	3,475,700
Mondelez International, Inc., Class A	92,698	5,336,624
PepsiCo, Inc.	73,309	10,903,981
Procter & Gamble Co. (The)	113,737	16,851,274
Sysco Corp.	45,756	3,486,607
Target Corp.	30,514	2,765,179
Walmart, Inc.	199,971	22,098,795
		118,239,068
	Shares	Value
Energy-3.74%
Baker Hughes Co., Class A	74,481	$3,738,946
Cameco Corp. (Canada)	34,206	3,041,379
Cheniere Energy, Inc.	14,887	3,103,344
Chevron Corp.	92,554	13,987,686
ConocoPhillips	82,620	7,327,568
Coterra Energy, Inc.	124,022	3,328,750
Devon Energy Corp.	103,261	3,826,853
Diamondback Energy, Inc.	30,514	4,656,131
Enbridge, Inc. (Canada)	130,609	6,364,384
EOG Resources, Inc.	45,665	4,924,970
Exxon Mobil Corp.	198,751	23,039,216
Kinder Morgan, Inc.	128,015	3,497,370
Occidental Petroleum Corp.	85,170	3,577,140
ONEOK, Inc.	54,423	3,963,083
SLB Ltd.	117,757	4,267,514
TC Energy Corp. (Canada)	63,998	3,466,051
Williams Cos., Inc. (The)	72,923	4,443,198
		100,553,583
Financials-13.25%
Aflac, Inc.	33,596	3,705,975
Allstate Corp. (The)	16,591	3,533,551
American Express Co.	29,598	10,811,261
Aon PLC, Class A	13,836	4,896,837
Apollo Global Management, Inc.	27,606	3,639,851
Arthur J. Gallagher & Co.	15,624	3,868,815
Bank of America Corp.	320,219	17,179,749
Bank of Montreal (Canada)	42,832	5,435,536
Bank of New York Mellon Corp. (The)	47,713	5,348,627
Bank of Nova Scotia (The) (Canada)	80,612	5,605,629
BlackRock, Inc.	7,525	7,880,933
Blackstone, Inc., Class A	39,292	5,753,135
Block, Inc., Class A(b)	40,172	2,683,490
Brookfield Corp. (Canada)	134,466	6,364,239
Canadian Imperial Bank of Commerce (Canada)	57,918	5,020,072
Capital One Financial Corp.	34,698	7,601,291
Charles Schwab Corp. (The)	83,527	7,745,459
Chubb Ltd.	21,236	6,289,679
Citigroup, Inc.	91,357	9,464,585
CME Group, Inc., Class A	21,763	6,125,414
Coinbase Global, Inc., Class A(b)	10,349	2,823,414
Fiserv, Inc.(b)	60,560	3,722,623
Goldman Sachs Group, Inc. (The)	14,799	12,224,566
Intercontinental Exchange, Inc.	33,050	5,198,765
JPMorgan Chase & Co.	120,654	37,774,354
KKR & Co., Inc., Class A	34,617	4,234,005
Manulife Financial Corp. (Canada)	119,743	4,249,264
Marsh & McLennan Cos., Inc.	34,498	6,328,658
Mastercard, Inc., Class A	39,961	21,999,729
MetLife, Inc.	40,167	3,075,186
Moody’s Corp.	11,271	5,531,581
Morgan Stanley	59,373	10,073,223
Nasdaq, Inc.	50,559	4,596,824
National Bank of Canada (Canada)(c)	34,796	4,217,054
PayPal Holdings, Inc.	56,309	3,530,011
PNC Financial Services Group, Inc. (The)	22,359	4,264,309
Progressive Corp. (The)	29,775	6,812,222
Robinhood Markets, Inc., Class A(b)	36,892	4,740,253
Royal Bank of Canada (Canada)	71,980	11,160,114
S&P Global, Inc.	17,290	8,624,771
Toronto-Dominion Bank (The) (Canada)	90,470	7,635,161
Travelers Cos., Inc. (The)	14,459	4,234,463
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Truist Financial Corp.	87,700	$4,078,050
U.S. Bancorp	85,953	4,215,995
Visa, Inc., Class A	78,045	26,101,370
Wells Fargo & Co.	144,252	12,384,034
Willis Towers Watson PLC	11,372	3,650,412
		356,434,539
Health Care-9.77%
Abbott Laboratories	86,703	11,176,017
AbbVie, Inc.	80,291	18,282,261
Agilent Technologies, Inc.	22,515	3,456,052
Alnylam Pharmaceuticals, Inc.(b)	6,790	3,063,852
Amgen, Inc.	27,092	9,359,202
Becton, Dickinson and Co.	22,742	4,412,403
Boston Scientific Corp.(b)	83,795	8,511,896
Bristol-Myers Squibb Co.	115,096	5,662,723
Cardinal Health, Inc.	17,756	3,768,889
Cencora, Inc.	13,504	4,982,031
Cigna Group (The)	14,392	3,990,614
CVS Health Corp.	64,016	5,144,326
Danaher Corp.	31,002	7,030,633
Edwards Lifesciences Corp.(b)	36,899	3,198,036
Elevance Health, Inc.	13,247	4,480,930
Eli Lilly and Co.	34,771	37,395,167
GE HealthCare Technologies, Inc.	35,438	2,834,686
Gilead Sciences, Inc.	62,680	7,887,651
HCA Healthcare, Inc.	8,001	4,066,828
Intuitive Surgical, Inc.(b)	16,456	9,437,187
IQVIA Holdings, Inc.(b)	14,174	3,260,162
Johnson & Johnson	114,627	23,718,619
McKesson Corp.	6,780	5,973,994
Medtronic PLC	72,155	7,600,086
Merck & Co., Inc.	123,406	12,936,651
Pfizer, Inc.	310,101	7,982,000
Regeneron Pharmaceuticals, Inc.	5,615	4,380,767
Stryker Corp.	16,610	6,165,300
Thermo Fisher Scientific, Inc.	18,610	10,995,346
UnitedHealth Group, Inc.	40,794	13,452,637
Veeva Systems, Inc., Class A(b)	10,312	2,477,870
Vertex Pharmaceuticals, Inc.(b)	13,164	5,708,042
		262,792,858
Industrials-8.32%
3M Co.	31,357	5,394,972
AECOM	26,371	2,719,641
AMETEK, Inc.	19,939	3,945,729
Automatic Data Processing, Inc.	23,804	6,077,161
Axon Enterprise, Inc.(b)	5,179	2,797,385
Broadridge Financial Solutions, Inc.	15,957	3,639,632
Canadian National Railway Co. (Canada)	40,842	3,920,867
Canadian Pacific Kansas City Ltd. (Canada)	61,577	4,471,461
Carrier Global Corp.	57,937	3,179,583
Caterpillar, Inc.	22,493	12,950,570
Cintas Corp.	21,372	3,975,620
CSX Corp.	118,223	4,180,365
Cummins, Inc.	10,934	5,444,913
Deere & Co.	14,049	6,525,620
Dover Corp.	22,864	4,236,242
Eaton Corp. PLC	22,455	7,766,960
Element Fleet Management Corp. (Canada)	134,074	3,580,628
Emerson Electric Co.	38,347	5,114,723
GE Vernova, Inc.	13,090	7,850,989
General Electric Co.	51,072	15,242,438
	Shares	Value
Industrials-(continued)
HEICO Corp., Class A	15,561	$3,843,100
Howmet Aerospace, Inc.	26,211	5,362,509
Ingersoll Rand, Inc.	47,505	3,816,552
Jacobs Solutions, Inc.	18,958	2,555,728
Johnson Controls International PLC	42,925	4,992,607
Norfolk Southern Corp.	14,344	4,189,739
Otis Worldwide Corp.	43,667	3,879,813
PACCAR, Inc.	44,054	4,644,173
Parker-Hannifin Corp.	9,694	8,353,320
Quanta Services, Inc.	9,469	4,401,949
Republic Services, Inc.	19,739	4,284,547
Stantec, Inc. (Canada)	29,496	2,843,490
Thomson Reuters Corp. (Canada)(c)	20,387	2,772,035
Trane Technologies PLC	14,125	5,953,405
TransDigm Group, Inc.	4,340	5,903,138
Uber Technologies, Inc.(b)	93,485	8,183,677
Union Pacific Corp.	30,859	7,154,042
United Parcel Service, Inc., Class B	35,061	3,358,493
United Rentals, Inc.	3,828	3,120,509
Verisk Analytics, Inc.	18,031	4,058,237
Vertiv Holdings Co., Class A	20,888	3,754,200
Waste Management, Inc.	26,382	5,747,846
WSP Global, Inc. (Canada)	20,519	3,598,056
Xylem, Inc.	27,890	3,923,286
		223,709,950
Information Technology-34.17%
Accenture PLC, Class A	31,725	7,931,250
Adobe, Inc.(b)	20,816	6,663,826
Advanced Micro Devices, Inc.(b)	73,198	15,922,761
Amphenol Corp., Class A	65,468	9,224,441
Analog Devices, Inc.	27,392	7,268,193
Apple, Inc.	635,450	177,195,233
Applied Materials, Inc.	44,480	11,220,080
AppLovin Corp., Class A(b)	10,662	6,391,656
Arista Networks, Inc.(b)	59,444	7,768,142
Autodesk, Inc.(b)	14,404	4,369,309
Broadcom, Inc.	193,089	77,807,143
Cadence Design Systems, Inc.(b)	14,402	4,491,120
Celestica, Inc. (Canada)(b)	7,712	2,656,008
CGI, Inc., Class A (Canada)	38,347	3,423,874
Cisco Systems, Inc.	197,322	15,181,955
Cloudflare, Inc., Class A(b)	17,567	3,517,089
Cognizant Technology Solutions Corp., Class A	45,335	3,522,983
Constellation Software, Inc. (Canada)	1,406	3,411,243
Corning, Inc.	57,336	4,827,691
CrowdStrike Holdings, Inc., Class A(b)	11,923	6,070,715
Datadog, Inc., Class A(b)	17,441	2,790,734
Dell Technologies, Inc., Class C	20,204	2,694,203
Fortinet, Inc.(b)	42,177	3,421,820
HP, Inc.	97,680	2,385,346
Intel Corp.(b)	207,677	8,423,379
International Business Machines Corp.	41,929	12,938,451
Intuit, Inc.	13,276	8,418,046
Keysight Technologies, Inc.(b)	17,173	3,399,395
KLA Corp.	7,371	8,664,389
Lam Research Corp.	69,754	10,881,624
Marvell Technology, Inc.	47,778	4,271,353
Micron Technology, Inc.	51,318	12,135,681
Microsoft Corp.	303,426	149,288,626
Motorola Solutions, Inc.	9,820	3,630,258
NVIDIA Corp.	1,040,757	184,213,989
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
NXP Semiconductors N.V. (Netherlands)	17,830	$3,475,780
Oracle Corp.	76,494	15,447,963
Palantir Technologies, Inc., Class A(b)	100,038	16,851,401
Palo Alto Networks, Inc.(b)	34,673	6,592,378
PTC, Inc.(b)	18,343	3,217,913
QUALCOMM, Inc.	54,356	9,136,700
Salesforce, Inc.	47,184	10,877,799
Seagate Technology Holdings PLC	13,746	3,803,381
ServiceNow, Inc.(b)	10,541	8,563,614
Shopify, Inc., Class A (Canada)(b)	57,301	9,175,230
Snowflake, Inc., Class A(b)	16,796	4,219,827
Strategy, Inc., Class A(b)(c)	12,834	2,273,928
Super Micro Computer, Inc.(b)(c)	36,514	1,235,999
Synopsys, Inc.(b)	11,064	4,624,863
TE Connectivity PLC (Switzerland)	25,143	5,686,089
Texas Instruments, Inc.	43,217	7,272,125
Trimble, Inc.(b)	38,128	3,104,382
Western Digital Corp.	22,045	3,600,610
Workday, Inc., Class A(b)	14,862	3,204,544
		918,786,532
Materials-2.51%
Agnico Eagle Mines Ltd. (Canada)	42,313	7,399,653
Amcor PLC	394,715	3,362,972
Corteva, Inc.	57,754	3,896,662
CRH PLC	34,095	4,090,036
DuPont de Nemours, Inc.	78,044	3,103,810
Ecolab, Inc.	20,728	5,703,517
Franco-Nevada Corp. (Canada)	20,329	4,260,333
Freeport-McMoRan, Inc.	108,645	4,669,562
Linde PLC	23,945	9,825,112
Newmont Corp.	69,447	6,300,926
PPG Industries, Inc.	40,377	4,039,315
Sherwin-Williams Co. (The)	13,140	4,516,087
Wheaton Precious Metals Corp. (Canada)	57,081	6,284,008
		67,451,993
Real Estate-2.37%
American Tower Corp.	30,688	5,562,814
AvalonBay Communities, Inc.	23,278	4,235,199
CBRE Group, Inc., Class A(b)	21,367	3,457,822
Digital Realty Trust, Inc.	23,159	3,708,219
	Shares	Value
Real Estate-(continued)
Equinix, Inc.	5,894	$4,440,009
Equity Residential	64,936	4,009,798
Healthpeak Properties, Inc.	175,562	3,205,762
Iron Mountain, Inc.	26,188	2,261,334
Kimco Realty Corp.	192,150	3,969,819
Prologis, Inc.	55,114	7,083,802
Regency Centers Corp.	59,639	4,243,911
Simon Property Group, Inc.	25,615	4,772,587
Ventas, Inc.	49,108	3,959,578
Welltower, Inc.	42,036	8,752,736
		63,663,390
Utilities-1.01%
Consolidated Edison, Inc.	45,071	4,523,326
Constellation Energy Corp.	15,029	5,475,966
Exelon Corp.	95,416	4,496,002
NextEra Energy, Inc.(c)	97,246	8,391,357
Sempra	45,299	4,290,721
		27,177,372
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,396,085,665)		2,687,438,209
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.86%
Invesco Private Government Fund, 4.00%(d)(e)(f)	6,738,609	6,738,609
Invesco Private Prime Fund, 4.12%(d)(e)(f)	16,325,355	16,330,253
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,068,862)		23,068,862
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $2,419,154,527)		2,710,507,071
OTHER ASSETS LESS LIABILITIES-(0.80)%		(21,482,193)
NET ASSETS-100.00%		$2,689,024,878

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,548	$12,576,327	$(12,832,875)	$-	$-	$-	$10,616
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,327,669	$46,556,740	$(45,145,800)	$-	$-	$6,738,609	$49,167 *
Invesco Private Prime Fund	15,301,303	106,262,695	(105,233,823)	(1,076)	1,154	16,330,253	133,472 *
Total	$20,885,520	$165,395,762	$(163,212,498)	$(1,076)	$1,154	$23,068,862	$193,255

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI USA ETF (PBUS)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-10.78%
Alphabet, Inc., Class A	970,625	$310,774,713
Alphabet, Inc., Class C	815,498	261,057,220
AT&T, Inc.	1,193,168	31,046,231
Charter Communications, Inc., Class A(b)(c)	14,853	2,972,382
Comcast Corp., Class A	614,526	16,401,699
EchoStar Corp., Class A(b)(c)	23,479	1,720,776
Electronic Arts, Inc.	39,675	8,015,540
Fox Corp., Class A(c)	35,031	2,294,531
Fox Corp., Class B	25,521	1,486,853
Liberty Media Corp.-Liberty Formula One(b)(c)	35,441	3,401,627
Live Nation Entertainment, Inc.(b)(c)	27,071	3,558,483
Meta Platforms, Inc., Class A	361,565	234,276,042
Netflix, Inc.(b)	706,685	76,025,172
News Corp., Class A	62,760	1,611,677
Omnicom Group, Inc.(c)	52,651	3,770,865
Pinterest, Inc., Class A(b)	100,095	2,614,481
Reddit, Inc., Class A(b)	16,868	3,651,416
Roblox Corp., Class A(b)	97,062	9,223,802
Snap, Inc., Class A(b)	179,675	1,379,904
Take-Two Interactive Software, Inc.(b)	30,758	7,568,621
T-Mobile US, Inc.	84,539	17,669,496
Trade Desk, Inc. (The), Class A(b)	74,380	2,942,473
Verizon Communications, Inc.	703,533	28,922,242
Walt Disney Co. (The)	300,032	31,344,343
Warner Bros. Discovery, Inc.(b)	392,488	9,419,712
		1,073,150,301
Consumer Discretionary-10.29%
Airbnb, Inc., Class A(b)	71,572	8,373,208
Amazon.com, Inc.(b)	1,600,117	373,179,287
Aptiv PLC(b)	36,316	2,816,306
AutoZone, Inc.(b)	2,755	10,894,179
Best Buy Co., Inc.	33,325	2,642,006
Booking Holdings, Inc.	5,413	26,603,217
Burlington Stores, Inc.(b)(c)	10,532	2,656,486
Carnival Corp.(b)	175,183	4,516,218
Carvana Co.(b)(c)	21,906	8,203,797
Chipotle Mexican Grill, Inc.(b)	223,778	7,724,816
D.R. Horton, Inc.	44,793	7,122,535
Darden Restaurants, Inc.	19,382	3,480,620
Deckers Outdoor Corp.(b)	24,733	2,177,246
Dick’s Sporting Goods, Inc.	11,038	2,280,120
Domino’s Pizza, Inc.	5,362	2,250,056
DoorDash, Inc., Class A(b)	63,783	12,652,634
DraftKings, Inc., Class A(b)(c)	74,570	2,472,741
eBay, Inc.	76,246	6,312,406
Expedia Group, Inc.	19,692	5,035,047
Flutter Entertainment PLC (United Kingdom)(b)	27,898	5,825,381
Ford Motor Co.	652,240	8,661,747
Garmin Ltd.	27,325	5,337,119
General Motors Co.	158,838	11,677,770
Genuine Parts Co.	23,209	3,026,454
Hilton Worldwide Holdings, Inc.	39,263	11,191,133
Home Depot, Inc. (The)	165,419	59,041,349
Hyatt Hotels Corp., Class A	7,048	1,158,621
Las Vegas Sands Corp.	51,554	3,513,921
Lennar Corp., Class A(c)	35,469	4,657,080
Lowe’s Cos., Inc.	93,572	22,689,338
lululemon athletica, Inc.(b)	17,979	3,311,372
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	38,530	$11,743,559
McDonald’s Corp.	119,111	37,141,192
MercadoLibre, Inc. (Brazil)(b)	7,590	15,724,810
NIKE, Inc., Class B	198,438	12,825,048
NVR, Inc.(b)	449	3,370,773
O’Reilly Automotive, Inc.(b)	141,553	14,395,940
PulteGroup, Inc.	32,947	4,190,529
Rivian Automotive, Inc., Class A(b)(c)	131,216	2,212,302
Ross Stores, Inc.	54,242	9,566,119
Royal Caribbean Cruises Ltd.(c)	43,027	11,455,939
Starbucks Corp.	189,698	16,524,593
Tapestry, Inc.	34,885	3,812,233
Tesla, Inc.(b)	470,901	202,567,483
TJX Cos., Inc. (The)	185,709	28,212,911
Tractor Supply Co.	88,411	4,843,155
Ulta Beauty, Inc.(b)	7,460	4,019,672
Williams-Sonoma, Inc.(c)	20,360	3,665,004
Yum! Brands, Inc.	46,312	7,095,461
		1,024,850,933
Consumer Staples-4.72%
Altria Group, Inc.	280,289	16,539,854
Archer-Daniels-Midland Co.	80,186	4,870,498
Brown-Forman Corp., Class B(c)	30,379	880,383
Bunge Global S.A.	23,366	2,244,772
Church & Dwight Co., Inc.	40,649	3,461,669
Clorox Co. (The)	20,357	2,197,335
Coca-Cola Co. (The)	682,252	49,886,266
Colgate-Palmolive Co.	128,113	10,299,004
Constellation Brands, Inc., Class A	24,802	3,382,497
Costco Wholesale Corp.	73,695	67,327,015
Dollar General Corp.	36,703	4,018,611
Dollar Tree, Inc.(b)(c)	32,366	3,586,476
Estee Lauder Cos., Inc. (The), Class A	39,201	3,687,638
General Mills, Inc.	88,982	4,213,298
Hershey Co. (The)	24,695	4,644,636
Hormel Foods Corp.	50,499	1,172,082
J.M. Smucker Co. (The)	17,797	1,854,091
Kellanova	49,273	4,121,194
Kenvue, Inc.	320,209	5,555,626
Keurig Dr Pepper, Inc.	215,331	6,007,735
Kimberly-Clark Corp.	55,397	6,044,921
Kraft Heinz Co. (The)	148,161	3,779,587
Kroger Co. (The)	105,040	7,067,091
McCormick & Co., Inc.	42,235	2,850,018
Mondelez International, Inc., Class A	215,897	12,429,190
Monster Beverage Corp.(b)	122,193	9,163,253
PepsiCo, Inc.	228,135	33,932,800
Philip Morris International, Inc.	259,756	40,906,375
Procter & Gamble Co. (The)	390,519	57,859,295
Sysco Corp.	79,864	6,085,637
Target Corp.	75,818	6,870,627
Tyson Foods, Inc., Class A	47,666	2,767,011
Walmart, Inc.	729,426	80,608,867
		470,315,352
Energy-2.84%
Baker Hughes Co., Class A	164,481	8,256,946
Cheniere Energy, Inc.	36,647	7,639,434
Chevron Corp.	321,643	48,609,907
ConocoPhillips	208,410	18,483,883
Coterra Energy, Inc.	127,344	3,417,913
Devon Energy Corp.	100,603	3,728,347
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Diamondback Energy, Inc.	31,367	$4,786,290
EOG Resources, Inc.	91,129	9,828,263
EQT Corp.	104,138	6,337,839
Expand Energy Corp.	39,749	4,846,595
Exxon Mobil Corp.	709,255	82,216,840
Halliburton Co.	142,305	3,731,237
Kinder Morgan, Inc.	333,743	9,117,859
Marathon Petroleum Corp.	50,750	9,831,797
Occidental Petroleum Corp.	123,183	5,173,686
ONEOK, Inc.	105,075	7,651,561
Phillips 66	67,462	9,239,595
SLB Ltd.	249,238	9,032,385
Targa Resources Corp.	35,893	6,292,402
Texas Pacific Land Corp.	3,293	2,846,107
Valero Energy Corp.	51,842	9,163,592
Williams Cos., Inc. (The)	203,761	12,415,158
		282,647,636
Financials-12.80%
Affirm Holdings, Inc.(b)	45,182	3,205,663
Aflac, Inc.	84,811	9,355,501
Allstate Corp. (The)	44,002	9,371,546
American Express Co.	92,893	33,931,026
American Financial Group, Inc.	11,139	1,534,063
American International Group, Inc.	92,448	7,040,840
Ameriprise Financial, Inc.	15,752	7,178,816
Annaly Capital Management, Inc.(c)	107,104	2,441,971
Aon PLC, Class A	34,190	12,100,525
Apollo Global Management, Inc.	72,807	9,599,603
Arch Capital Group Ltd.(b)	62,297	5,850,934
Ares Management Corp., Class A	36,016	5,649,110
Arthur J. Gallagher & Co.	42,755	10,586,993
Bank of America Corp.	1,174,126	62,991,860
Bank of New York Mellon Corp. (The)	117,658	13,189,462
Berkshire Hathaway, Inc., Class B(b)	229,570	117,955,362
BlackRock, Inc.	24,541	25,701,789
Blackstone, Inc., Class A	122,979	18,006,585
Block, Inc., Class A(b)	91,719	6,126,829
Brown & Brown, Inc.(c)	48,297	3,884,528
Capital One Financial Corp.	106,683	23,371,045
Carlyle Group, Inc. (The)(c)	39,249	2,140,248
Cboe Global Markets, Inc.	17,452	4,505,583
Charles Schwab Corp. (The)	287,781	26,685,932
Chubb Ltd.	63,209	18,721,242
Cincinnati Financial Corp.	26,056	4,366,725
Citigroup, Inc.	307,184	31,824,262
Citizens Financial Group, Inc.	71,946	3,892,279
CME Group, Inc., Class A	60,106	16,917,435
Coinbase Global, Inc., Class A(b)	34,155	9,318,167
Corebridge Financial, Inc.	47,751	1,433,485
Corpay, Inc.(b)	11,199	3,312,664
Equitable Holdings, Inc.	50,011	2,335,014
Erie Indemnity Co., Class A(c)	4,259	1,258,492
Everest Group Ltd.	6,983	2,194,687
Fidelity National Financial, Inc.	43,041	2,557,927
Fidelity National Information Services, Inc.	87,164	5,732,776
Fifth Third Bancorp	110,442	4,799,809
First Citizens BancShares, Inc., Class A	1,472	2,764,254
Fiserv, Inc.(b)	90,734	5,577,419
Global Payments, Inc.	40,484	3,067,068
Goldman Sachs Group, Inc. (The)	50,232	41,493,641
Hartford Insurance Group, Inc. (The)	46,911	6,428,214
	Shares	Value
Financials-(continued)
Huntington Bancshares, Inc.	262,247	$4,274,626
Interactive Brokers Group, Inc., Class A	74,310	4,831,636
Intercontinental Exchange, Inc.	95,482	15,019,319
Jack Henry & Associates, Inc.	12,118	2,114,349
JPMorgan Chase & Co.	458,024	143,398,154
KeyCorp	155,538	2,858,788
KKR & Co., Inc., Class A	104,072	12,729,046
Loews Corp.	29,415	3,172,996
LPL Financial Holdings, Inc.	13,327	4,744,945
M&T Bank Corp.	26,038	4,952,948
Markel Group, Inc.(b)	2,084	4,335,637
Marsh & McLennan Cos., Inc.	82,086	15,058,677
Mastercard, Inc., Class A	141,816	78,073,962
MetLife, Inc.	94,304	7,219,914
Moody’s Corp.	26,969	13,235,846
Morgan Stanley	199,745	33,888,737
MSCI, Inc.	12,892	7,267,478
Nasdaq, Inc.	76,581	6,962,745
Northern Trust Corp.	31,872	4,186,068
PayPal Holdings, Inc.	151,439	9,493,711
PNC Financial Services Group, Inc. (The)	65,687	12,527,825
Principal Financial Group, Inc.	37,141	3,150,300
Progressive Corp. (The)	97,828	22,382,068
Prudential Financial, Inc.	58,727	6,357,198
Raymond James Financial, Inc.	31,572	4,942,281
Regions Financial Corp.	148,920	3,790,014
Robinhood Markets, Inc., Class A(b)	122,678	15,762,896
Rocket Cos., Inc., Class A(c)	154,567	3,088,249
S&P Global, Inc.	52,139	26,008,497
SoFi Technologies, Inc.(b)(c)	199,778	5,937,402
State Street Corp.	47,326	5,632,741
Synchrony Financial	62,106	4,804,520
T. Rowe Price Group, Inc.	36,638	3,750,998
Toast, Inc., Class A(b)(c)	76,575	2,618,099
Tradeweb Markets, Inc., Class A	19,405	2,112,428
Travelers Cos., Inc. (The)	37,531	10,991,329
Truist Financial Corp.	215,154	10,004,661
U.S. Bancorp	259,690	12,737,794
Visa, Inc., Class A	282,711	94,549,867
W.R. Berkley Corp.	50,653	3,935,232
Wells Fargo & Co.	534,529	45,889,315
Willis Towers Watson PLC	16,292	5,229,732
		1,274,424,402
Health Care-9.84%
Abbott Laboratories	290,416	37,434,622
AbbVie, Inc.	293,685	66,872,074
Agilent Technologies, Inc.	47,294	7,259,629
Alnylam Pharmaceuticals, Inc.(b)	21,890	9,877,425
Amgen, Inc.	89,796	31,020,926
Baxter International, Inc.	85,722	1,606,430
Becton, Dickinson and Co.	47,809	9,275,902
Biogen, Inc.(b)	24,448	4,451,736
Boston Scientific Corp.(b)	247,280	25,118,702
Bristol-Myers Squibb Co.	339,676	16,712,059
Cardinal Health, Inc.	39,657	8,417,595
Cencora, Inc.	30,711	11,330,209
Centene Corp.(b)	81,943	3,223,638
Cigna Group (The)	44,565	12,356,983
Cooper Cos., Inc. (The)(b)	33,195	2,586,886
CVS Health Corp.	211,602	17,004,337
Danaher Corp.	107,570	24,394,725
DexCom, Inc.(b)	65,415	4,151,890
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	97,975	$8,491,493
Elevance Health, Inc.	37,538	12,697,604
Eli Lilly and Co.	133,996	144,108,678
GE HealthCare Technologies, Inc.	76,174	6,093,158
Gilead Sciences, Inc.	207,070	26,057,689
HCA Healthcare, Inc.	27,354	13,903,765
Hologic, Inc.(b)	37,084	2,780,187
Humana, Inc.	20,034	4,923,756
IDEXX Laboratories, Inc.(b)	13,327	10,033,632
Illumina, Inc.(b)(c)	25,615	3,367,092
Incyte Corp.(b)	27,714	2,895,004
Insmed, Inc.(b)	35,265	7,327,009
Insulet Corp.(b)	11,744	3,842,519
Intuitive Surgical, Inc.(b)	59,793	34,290,090
IQVIA Holdings, Inc.(b)	28,375	6,526,534
Johnson & Johnson	400,634	82,899,187
Labcorp Holdings, Inc.	13,837	3,719,109
McKesson Corp.	20,787	18,315,841
Medtronic PLC	214,042	22,545,044
Merck & Co., Inc.	416,802	43,693,354
Mettler-Toledo International, Inc.(b)	3,298	4,870,223
Natera, Inc.(b)	21,776	5,200,327
Neurocrine Biosciences, Inc.(b)	16,561	2,519,922
Pfizer, Inc.	948,674	24,418,869
Quest Diagnostics, Inc.	18,643	3,526,883
Regeneron Pharmaceuticals, Inc.	17,383	13,562,043
ResMed, Inc.(c)	24,337	6,226,135
Royalty Pharma PLC, Class A	68,542	2,743,051
Solventum Corp.(b)	25,946	2,212,156
STERIS PLC	16,447	4,379,507
Stryker Corp.	57,422	21,313,898
Thermo Fisher Scientific, Inc.	63,020	37,234,107
United Therapeutics Corp.(b)	7,151	3,475,386
UnitedHealth Group, Inc.	151,121	49,835,172
Universal Health Services, Inc., Class B	9,438	2,299,380
Veeva Systems, Inc., Class A(b)	25,946	6,234,564
Vertex Pharmaceuticals, Inc.(b)	42,754	18,538,562
Waters Corp.(b)	9,954	4,015,643
West Pharmaceutical Services, Inc.	11,994	3,325,336
Zimmer Biomet Holdings, Inc.	33,078	3,225,767
Zoetis, Inc.	73,971	9,481,603
		980,245,047
Industrials-8.29%
3M Co.	88,852	15,286,987
AECOM	22,115	2,280,720
Allegion PLC(c)	14,289	2,372,403
AMETEK, Inc.	38,565	7,631,628
Automatic Data Processing, Inc.	67,621	17,263,641
Axon Enterprise, Inc.(b)	12,434	6,716,101
Bloom Energy Corp., Class A(b)(c)	37,064	4,048,871
Boeing Co. (The)(b)	126,195	23,850,855
Booz Allen Hamilton Holding Corp.	20,600	1,719,276
Broadridge Financial Solutions, Inc.	19,449	4,436,122
Builders FirstSource, Inc.(b)	18,433	2,068,736
C.H. Robinson Worldwide, Inc.	19,675	3,125,767
Carlisle Cos., Inc.	7,116	2,263,386
Carrier Global Corp.	127,802	7,013,774
Caterpillar, Inc.	78,136	44,987,583
Cintas Corp.	60,321	11,220,912
CNH Industrial N.V.(c)	146,088	1,377,610
Comfort Systems USA, Inc.	5,886	5,750,269
Copart, Inc.(b)	153,372	5,978,441
	Shares	Value
Industrials-(continued)
CSX Corp.	311,110	$11,000,850
Cummins, Inc.	22,994	11,450,552
Deere & Co.	42,823	19,890,855
Delta Air Lines, Inc.	27,262	1,747,494
Dover Corp.	22,887	4,240,503
Eaton Corp. PLC	64,945	22,463,826
EMCOR Group, Inc.	7,448	4,581,041
Emerson Electric Co.	93,897	12,523,982
Equifax, Inc.	20,691	4,394,148
Expeditors International of Washington, Inc.	22,654	3,327,873
Fastenal Co.	191,499	7,736,560
FedEx Corp.	37,370	10,302,162
Ferguson Enterprises, Inc.	32,729	8,236,907
Fortive Corp.	56,477	3,020,390
GE Vernova, Inc.	45,437	27,251,749
General Dynamics Corp.	38,185	13,045,142
General Electric Co.	176,911	52,799,088
Graco, Inc.	27,666	2,280,785
HEICO Corp.(c)	7,329	2,322,633
HEICO Corp., Class A	12,624	3,117,749
Honeywell International, Inc.	105,922	20,357,149
Howmet Aerospace, Inc.	63,903	13,073,915
Hubbell, Inc.	8,903	3,841,021
IDEX Corp.	12,550	2,182,821
Illinois Tool Works, Inc.	46,211	11,519,478
Ingersoll Rand, Inc.(c)	66,288	5,325,578
J.B. Hunt Transport Services, Inc.	12,905	2,244,954
Jacobs Solutions, Inc.	19,913	2,684,471
Johnson Controls International PLC	109,207	12,701,866
L3Harris Technologies, Inc.	31,190	8,692,341
Leidos Holdings, Inc.	20,375	3,893,662
Lennox International, Inc.	5,282	2,635,031
Lockheed Martin Corp.	35,058	16,051,656
Masco Corp.	34,934	2,266,169
Nordson Corp.	8,942	2,125,156
Norfolk Southern Corp.	37,408	10,926,503
Northrop Grumman Corp.	22,704	12,992,364
Old Dominion Freight Line, Inc.	31,529	4,265,558
Otis Worldwide Corp.	65,468	5,816,832
PACCAR, Inc.	87,613	9,236,162
Parker-Hannifin Corp.	21,143	18,218,923
Paychex, Inc.	54,024	6,033,941
Paycom Software, Inc.	8,414	1,356,084
Pentair PLC(c)	27,376	2,881,050
Quanta Services, Inc.	24,842	11,548,549
Republic Services, Inc.	36,447	7,911,186
Rocket Lab Corp.(b)(c)	72,993	3,075,925
Rockwell Automation, Inc.	18,743	7,419,604
Rollins, Inc.	48,494	2,981,411
RTX Corp.	223,317	39,060,376
Snap-on, Inc.	8,666	2,946,873
SS&C Technologies Holdings, Inc.	36,652	3,149,873
Textron, Inc.	29,727	2,472,097
Trane Technologies PLC	37,099	15,636,486
TransDigm Group, Inc.	9,216	12,535,327
TransUnion(c)	32,535	2,767,102
Uber Technologies, Inc.(b)	330,584	28,939,323
Union Pacific Corp.	98,966	22,943,288
United Airlines Holdings, Inc.(b)	13,480	1,374,421
United Parcel Service, Inc., Class B	122,806	11,763,587
United Rentals, Inc.	10,748	8,761,555
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Veralto Corp.	41,399	$4,190,407
Verisk Analytics, Inc.	23,312	5,246,832
Vertiv Holdings Co., Class A	60,501	10,873,845
W.W. Grainger, Inc.	7,559	7,170,694
Wabtec Corp.	28,532	5,950,349
Waste Connections, Inc.(c)	42,931	7,579,468
Waste Management, Inc.	67,249	14,651,540
Watsco, Inc.(c)	5,824	2,017,434
Xylem, Inc.	40,616	5,713,453
		825,131,061
Information Technology-34.33%
Accenture PLC, Class A	103,491	25,872,750
Adobe, Inc.(b)	69,846	22,359,800
Advanced Micro Devices, Inc.(b)	269,670	58,661,315
Amphenol Corp., Class A	203,719	28,704,007
Analog Devices, Inc.	82,078	21,778,577
Apple, Inc.	2,476,340	690,527,409
Applied Materials, Inc.	132,938	33,533,610
AppLovin Corp., Class A(b)	38,528	23,096,765
Arista Networks, Inc.(b)	178,288	23,298,676
Astera Labs, Inc.(b)(c)	22,202	3,498,369
Atlassian Corp., Class A(b)	27,763	4,151,124
Autodesk, Inc.(b)	35,532	10,778,277
Bentley Systems, Inc., Class B	26,836	1,126,039
Broadcom, Inc.	747,777	301,324,220
Cadence Design Systems, Inc.(b)	45,481	14,182,795
CDW Corp.	21,887	3,156,543
Ciena Corp.(b)	23,533	4,805,674
Cisco Systems, Inc.	659,669	50,754,933
Cloudflare, Inc., Class A(b)	52,207	10,452,363
Cognizant Technology Solutions Corp., Class A	81,492	6,332,743
CoreWeave, Inc., Class A(b)(c)	28,712	2,099,421
Corning, Inc.	135,761	11,431,076
Credo Technology Group Holding Ltd.(b)	25,944	4,607,654
CrowdStrike Holdings, Inc., Class A(b)	41,859	21,312,928
Datadog, Inc., Class A(b)	51,258	8,201,793
Dell Technologies, Inc., Class C	54,123	7,217,302
DocuSign, Inc.(b)	33,573	2,328,288
Dynatrace, Inc.(b)	50,335	2,242,928
Entegris, Inc.(c)	25,269	1,949,251
F5, Inc.(b)	9,612	2,298,806
Fair Isaac Corp.(b)	3,889	7,022,873
First Solar, Inc.(b)	17,006	4,641,278
Flex Ltd.(b)	62,418	3,689,528
Fortinet, Inc.(b)	108,703	8,819,074
Gartner, Inc.(b)	12,624	2,938,110
Gen Digital, Inc.	87,347	2,303,340
GoDaddy, Inc., Class A(b)	23,104	2,954,077
Hewlett Packard Enterprise Co.	220,173	4,815,184
HP, Inc.	155,977	3,808,958
HubSpot, Inc.(b)	8,320	3,056,102
Intel Corp.(b)	754,119	30,587,067
International Business Machines Corp.	155,453	47,969,687
Intuit, Inc.	46,521	29,498,036
IonQ, Inc.(b)(c)	49,240	2,427,532
Jabil, Inc.	17,901	3,771,920
Keysight Technologies, Inc.(b)	28,681	5,677,404
KLA Corp.	22,035	25,901,481
Lam Research Corp.	210,400	32,822,400
Marvell Technology, Inc.	143,869	12,861,889
Microchip Technology, Inc.	90,089	4,826,969
	Shares	Value
Information Technology-(continued)
Micron Technology, Inc.	187,278	$44,287,501
Microsoft Corp.	1,178,304	579,737,351
MongoDB, Inc.(b)	13,550	4,503,613
Monolithic Power Systems, Inc.	7,963	7,391,018
Motorola Solutions, Inc.	27,816	10,283,019
NetApp, Inc.	33,329	3,718,183
Nutanix, Inc., Class A(b)	42,597	2,036,137
NVIDIA Corp.	4,054,803	717,700,131
NXP Semiconductors N.V. (Netherlands)	42,050	8,197,227
Okta, Inc.(b)(c)	28,122	2,259,040
ON Semiconductor Corp.(b)	68,261	3,429,433
Oracle Corp.	285,402	57,636,934
Palantir Technologies, Inc., Class A(b)	379,692	63,959,117
Palo Alto Networks, Inc.(b)	112,910	21,467,578
PTC, Inc.(b)	19,955	3,500,706
Pure Storage, Inc., Class A(b)	52,097	4,634,549
Qnity Electronics, Inc.	34,915	2,831,257
QUALCOMM, Inc.	179,114	30,107,272
Roper Technologies, Inc.	17,950	8,009,649
Salesforce, Inc.	158,826	36,615,746
Samsara, Inc., Class A(b)(c)	58,026	2,206,729
Seagate Technology Holdings PLC	35,527	9,829,966
ServiceNow, Inc.(b)	34,709	28,197,939
Snowflake, Inc., Class A(b)	53,687	13,488,322
Strategy, Inc., Class A(b)(c)	43,598	7,724,694
Super Micro Computer, Inc.(b)(c)	89,217	3,019,995
Synopsys, Inc.(b)	30,969	12,945,352
TE Connectivity PLC (Switzerland)	49,267	11,141,732
Teledyne Technologies, Inc.(b)	7,798	3,895,257
Teradyne, Inc.	26,576	4,833,909
Texas Instruments, Inc.	151,691	25,525,045
Trimble, Inc.(b)	39,720	3,234,002
Twilio, Inc., Class A(b)	25,571	3,316,303
Tyler Technologies, Inc.(b)	7,200	3,381,264
VeriSign, Inc.	13,996	3,526,852
Western Digital Corp.	57,890	9,455,174
Workday, Inc., Class A(b)	36,191	7,803,503
Zebra Technologies Corp., Class A(b)	8,449	2,135,485
Zoom Communications, Inc., Class A(b)	42,343	3,597,461
Zscaler, Inc.(b)	17,173	4,319,009
		3,418,361,799
Materials-1.82%
Air Products and Chemicals, Inc.	37,106	9,686,521
Amcor PLC	385,152	3,281,495
Amrize Ltd.(b)	83,036	4,277,184
Avery Dennison Corp.	12,994	2,239,776
Ball Corp.	43,108	2,135,139
CF Industries Holdings, Inc.	27,053	2,129,071
Corteva, Inc.	113,353	7,647,927
CRH PLC	112,216	13,461,431
Dow, Inc.	118,251	2,820,286
DuPont de Nemours, Inc.	69,865	2,778,531
Ecolab, Inc.	42,568	11,713,011
Freeport-McMoRan, Inc.	239,557	10,296,160
International Flavors & Fragrances, Inc.	42,737	2,969,367
International Paper Co.(c)	83,664	3,303,055
Linde PLC	78,207	32,089,896
LyondellBasell Industries N.V., Class A	42,907	2,102,014
Martin Marietta Materials, Inc.	10,083	6,284,129
Newmont Corp.	183,323	16,632,896
Nucor Corp.	38,331	6,113,411
Packaging Corp. of America	15,046	3,070,437
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
PPG Industries, Inc.	37,624	$3,763,905
Reliance, Inc.	8,813	2,461,647
RPM International, Inc.	21,419	2,297,188
Sherwin-Williams Co. (The)	39,539	13,589,159
Smurfit WestRock PLC	87,123	3,109,420
Steel Dynamics, Inc.	23,333	3,915,978
Vulcan Materials Co.	22,062	6,557,709
		180,726,743
Real Estate-1.93%
Alexandria Real Estate Equities, Inc.	25,938	1,392,092
American Homes 4 Rent, Class A	55,639	1,787,125
American Tower Corp.	78,099	14,157,006
AvalonBay Communities, Inc.	23,751	4,321,257
BXP, Inc.(c)	25,081	1,814,861
CBRE Group, Inc., Class A(b)	49,685	8,040,524
CoStar Group, Inc.(b)	70,678	4,862,646
Crown Castle, Inc.	72,700	6,636,056
Digital Realty Trust, Inc.	56,924	9,114,671
Equinix, Inc.	16,344	12,312,099
Equity LifeStyle Properties, Inc.(c)	30,697	1,929,920
Equity Residential	60,506	3,736,245
Essex Property Trust, Inc.	10,758	2,836,024
Extra Space Storage, Inc.	35,410	4,715,550
Gaming and Leisure Properties, Inc.	47,213	2,055,182
Healthpeak Properties, Inc.	115,959	2,117,411
Invitation Homes, Inc.	97,194	2,740,871
Iron Mountain, Inc.	49,245	4,252,306
Kimco Realty Corp.	112,964	2,333,836
Mid-America Apartment Communities, Inc.	19,507	2,650,806
Prologis, Inc.	154,983	19,919,965
Public Storage	26,384	7,243,463
Realty Income Corp.	152,542	8,787,945
Regency Centers Corp.	28,783	2,048,198
SBA Communications Corp., Class A	17,911	3,479,570
Simon Property Group, Inc.	54,449	10,144,938
Sun Communities, Inc.	20,914	2,694,560
UDR, Inc.	52,521	1,912,815
Ventas, Inc.	75,829	6,114,092
VICI Properties, Inc.	177,964	5,128,922
W.P. Carey, Inc.	36,519	2,460,285
Welltower, Inc.	111,585	23,234,229
Weyerhaeuser Co.	120,413	2,674,373
Zillow Group, Inc., Class C(b)(c)	27,942	2,078,326
		191,728,169
Utilities-2.33%
Alliant Energy Corp.	42,849	2,976,720
Ameren Corp.	45,139	4,800,533
American Electric Power Co., Inc.	89,209	11,041,398
	Shares	Value
Utilities-(continued)
American Water Works Co., Inc.	32,584	$4,238,201
Atmos Energy Corp.	26,815	4,729,362
CenterPoint Energy, Inc.	108,957	4,356,101
CMS Energy Corp.	49,978	3,770,340
Consolidated Edison, Inc.	60,151	6,036,754
Constellation Energy Corp.	52,130	18,994,087
Dominion Energy, Inc.	142,370	8,936,565
DTE Energy Co.	34,641	4,746,856
Duke Energy Corp.	129,730	16,078,736
Edison International	64,210	3,781,327
Entergy Corp.	74,502	7,265,435
Essential Utilities, Inc.	46,795	1,852,614
Evergy, Inc.	38,434	2,984,400
Eversource Energy	61,951	4,161,868
Exelon Corp.	168,527	7,940,992
FirstEnergy Corp.	91,548	4,368,671
NextEra Energy, Inc.	343,604	29,649,589
NiSource, Inc.	78,604	3,468,795
NRG Energy, Inc.	32,310	5,476,222
Oklo, Inc.(b)(c)	18,459	1,686,783
PG&E Corp.	366,724	5,911,591
PPL Corp.	123,378	4,552,648
Public Service Enterprise Group, Inc.	83,252	6,953,207
Sempra	108,892	10,314,250
Southern Co. (The)	183,586	16,728,356
Vistra Corp.	56,556	10,115,606
WEC Energy Group, Inc.	53,688	6,016,814
Xcel Energy, Inc.	98,687	8,103,190
		232,038,011
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $8,377,810,061)		9,953,619,454
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.02%
Invesco Private Government Fund, 4.00%(d)(e)(f)	28,232,281	28,232,281
Invesco Private Prime Fund, 4.12%(d)(e)(f)	73,188,454	73,210,411
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,443,615)		101,442,692
TOTAL INVESTMENTS IN SECURITIES-100.99% (Cost $8,479,253,676)		10,055,062,146
OTHER ASSETS LESS LIABILITIES-(0.99)%		(98,203,946)
NET ASSETS-100.00%		$9,956,858,200

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$855,914	$29,970,889	$(30,826,803)	$-	$-	$-	$40,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,652,252	120,060,724	(121,480,695)	-	-	28,232,281	280,496 *
Invesco Private Prime Fund	77,034,119	236,553,986	(240,378,887)	(4,390)	5,583	73,210,411	751,548 *
Total	$107,542,285	$386,585,599	$(392,686,385)	$(4,390)	$5,583	$101,442,692	$1,072,454

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-7.57%
Alphabet, Inc., Class A	1,864	$596,815
AST SpaceMobile, Inc.(b)(c)	85,821	4,823,140
AT&T, Inc.	111,905	2,911,768
Charter Communications, Inc., Class A(b)	12,497	2,500,900
Comcast Corp., Class A	99,344	2,651,491
DoubleVerify Holdings, Inc.(b)	32,170	339,072
Electronic Arts, Inc.	2,347	474,164
Fox Corp., Class A(c)	6,824	446,972
Frontier Communications Parent, Inc.(b)	87,995	3,336,770
GCI Liberty, Inc., Class C(b)(c)	90,578	3,018,059
GCI Liberty, Inc., Rts., expiring 12/17/2025(b)	34,763	215,531
IAC, Inc.(b)(c)	12,213	428,310
Iridium Communications, Inc.(c)	179,361	2,941,520
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	54,265	2,511,927
Liberty Global Ltd., Class A (Belgium)(b)(c)	276,416	3,153,907
Liberty Media Corp.-Liberty Formula One(b)(c)	3,818	366,452
Liberty Media Corp.-Liberty Live, Series C(b)(c)	3,827	303,137
Live Nation Entertainment, Inc.(b)(c)	2,241	294,579
Madison Square Garden Sports Corp., Class A(b)(c)	1,853	422,540
Match Group, Inc.	11,806	393,258
Meta Platforms, Inc., Class A	596	386,178
Millicom International Cellular S.A. (Guatemala)	69,954	3,712,459
Netflix, Inc.(b)	3,224	346,838
New York Times Co. (The), Class A	6,849	441,760
News Corp., Class A	13,207	339,156
Nexstar Media Group, Inc., Class A(c)	1,888	362,760
NIQ Global Intelligence PLC(b)(c)	24,656	387,592
Omnicom Group, Inc.(c)	10,126	725,253
Pinterest, Inc., Class A(b)	12,839	335,355
Reddit, Inc., Class A(b)	1,724	373,194
Roblox Corp., Class A(b)	2,930	278,438
Roku, Inc., Class A(b)	34,227	3,312,831
Sirius XM Holdings, Inc.(c)	16,489	350,556
Spotify Technology S.A. (Sweden)(b)	565	338,362
Take-Two Interactive Software, Inc.(b)	1,581	389,037
TKO Group Holdings, Inc.	1,926	373,432
T-Mobile US, Inc.	13,665	2,856,122
Trade Desk, Inc. (The), Class A(b)	8,620	341,007
Trump Media & Technology Group Corp.(b)(c)	26,519	306,029
Verizon Communications, Inc.	74,746	3,072,808
Walt Disney Co. (The)	3,332	348,094
Warner Bros. Discovery, Inc.(b)	24,109	578,616
ZoomInfo Technologies, Inc., Class A(b)(c)	38,190	378,845
		52,465,034
Consumer Discretionary-6.48%
ADT, Inc.	35,977	296,810
Airbnb, Inc., Class A(b)	3,168	370,624
Amazon.com, Inc.(b)	1,741	406,036
Amer Sports, Inc. (Finland)(b)(c)	10,548	391,647
Aptiv PLC(b)	4,656	361,073
Aramark	10,030	372,815
AutoNation, Inc.(b)	1,719	363,208
AutoZone, Inc.(b)	90	355,890
Bath & Body Works, Inc.	13,986	243,496
Best Buy Co., Inc.	4,972	394,180
Birkenstock Holding PLC (Germany)(b)(c)	8,223	356,303
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.	71	$348,943
BorgWarner, Inc.	8,787	378,368
Boyd Gaming Corp.	4,659	388,095
Bright Horizons Family Solutions, Inc.(b)	3,412	350,617
Brunswick Corp.	4,749	313,956
Burlington Stores, Inc.(b)	1,394	351,609
Caesars Entertainment, Inc.(b)(c)	15,050	350,214
CarMax, Inc.(b)(c)	6,366	246,110
Carnival Corp.(b)	12,006	309,515
Carvana Co.(b)	1,101	412,324
Cava Group, Inc.(b)(c)	6,058	296,176
Chewy, Inc., Class A(b)	10,821	376,246
Chipotle Mexican Grill, Inc.(b)	10,007	345,442
Choice Hotels International, Inc.(c)	3,389	309,280
Churchill Downs, Inc.	3,942	430,033
Columbia Sportswear Co.	7,002	376,077
Coupang, Inc. (South Korea)(b)	12,013	338,286
Crocs, Inc.(b)(c)	4,817	409,349
D.R. Horton, Inc.	2,154	342,508
Darden Restaurants, Inc.	1,830	328,631
Deckers Outdoor Corp.(b)	3,309	291,291
Dick’s Sporting Goods, Inc.	1,689	348,897
Dillard’s, Inc., Class A	667	446,930
Domino’s Pizza, Inc.	852	357,525
DoorDash, Inc., Class A(b)	1,726	342,387
DraftKings, Inc., Class A(b)(c)	8,500	281,860
Duolingo, Inc.(b)	1,263	241,751
Dutch Bros, Inc., Class A(b)	5,863	343,630
eBay, Inc.	4,217	349,125
Etsy, Inc.(b)	6,686	362,515
Expedia Group, Inc.	1,763	450,781
Five Below, Inc.(b)	2,675	441,081
Floor & Decor Holdings, Inc., Class A(b)(c)	4,313	274,393
Flutter Entertainment PLC (United Kingdom)(b)(c)	1,332	278,135
Ford Motor Co.	33,972	451,148
GameStop Corp., Class A(b)(c)	15,687	353,428
Gap, Inc. (The)	16,088	435,502
Garmin Ltd.	1,617	315,832
General Motors Co.	6,638	488,026
Gentex Corp.	13,723	313,296
Genuine Parts Co.	2,732	356,253
Grand Canyon Education, Inc.(b)	1,880	296,551
H&R Block, Inc.	7,480	315,058
Harley-Davidson, Inc.	12,700	311,023
Hasbro, Inc.	4,878	402,923
Hilton Worldwide Holdings, Inc.	1,431	407,878
Home Depot, Inc. (The)	919	328,009
Hyatt Hotels Corp., Class A	2,674	439,579
Las Vegas Sands Corp.	7,123	485,504
Lear Corp.	3,569	383,168
Lennar Corp., Class A(c)	2,785	365,670
Lithia Motors, Inc., Class A	1,134	361,565
LKQ Corp.(c)	11,840	351,530
Lowe’s Cos., Inc.	1,430	346,746
Lucid Group, Inc.(b)(c)	19,591	267,025
lululemon athletica, Inc.(b)(c)	2,355	433,744
Macy’s, Inc.	22,326	499,209
Marriott International, Inc., Class A	1,454	443,165
Mattel, Inc.(b)	21,660	457,459
McDonald’s Corp.	1,296	404,119
MGM Resorts International(b)(c)	11,032	389,319
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	2,268	$262,861
Murphy USA, Inc.	990	381,219
Newell Brands, Inc.	65,135	237,743
NIKE, Inc., Class B	5,245	338,984
Norwegian Cruise Line Holdings Ltd.(b)	14,468	267,079
NVR, Inc.(b)	46	345,335
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	2,944	362,436
On Holding AG, Class A (Switzerland)(b)	9,004	396,086
O’Reilly Automotive, Inc.(b)	3,615	367,645
PENN Entertainment, Inc.(b)	19,464	288,846
Penske Automotive Group, Inc.	2,205	356,593
Planet Fitness, Inc., Class A(b)	3,770	422,127
Pool Corp.(c)	1,184	288,422
PulteGroup, Inc.(c)	2,814	357,913
PVH Corp.	4,753	402,864
QuantumScape Corp.(b)(c)	44,051	538,303
Ralph Lauren Corp.	1,234	453,285
Restaurant Brands International, Inc. (Canada)(c)	6,140	444,475
RH(b)(c)	1,711	269,636
Rivian Automotive, Inc., Class A(b)(c)	27,907	470,512
Ross Stores, Inc.	2,580	455,009
Royal Caribbean Cruises Ltd.(c)	1,114	296,603
Service Corp. International	4,819	382,773
SharkNinja, Inc.(b)(c)	3,377	329,494
Somnigroup International, Inc.	4,526	414,220
Starbucks Corp.	4,734	412,379
Tapestry, Inc.	3,648	398,653
Tesla, Inc.(b)	1,057	454,690
Texas Roadhouse, Inc.	2,335	409,209
Thor Industries, Inc.(c)	3,531	372,944
TJX Cos., Inc. (The)	2,770	420,818
Toll Brothers, Inc.	2,653	370,969
TopBuild Corp.(b)	745	337,113
Tractor Supply Co.	6,498	355,960
Travel + Leisure Co.	6,167	422,933
Ulta Beauty, Inc.(b)	750	404,122
Under Armour, Inc., Class A(b)(c)	77,503	358,064
V.F. Corp.	25,184	440,720
Vail Resorts, Inc.(c)	2,645	370,855
Valvoline, Inc.(b)(c)	9,718	304,271
Viking Holdings Ltd.(b)	5,971	398,743
Wayfair, Inc., Class A(b)(c)	4,325	479,210
Wendy’s Co. (The)(c)	39,419	333,091
Whirlpool Corp.(c)	4,104	317,444
Williams-Sonoma, Inc.	1,913	344,359
Wingstop, Inc.(c)	1,417	375,122
Wyndham Hotels & Resorts, Inc.	4,448	325,594
Wynn Resorts Ltd.	3,147	404,956
YETI Holdings, Inc.(b)(c)	10,645	441,555
Yum! Brands, Inc.	2,686	411,522
		44,922,650
Consumer Staples-8.54%
Albertson’s Cos., Inc., Class A	61,702	1,130,998
Altria Group, Inc.	17,408	1,027,246
Archer-Daniels-Midland Co.	18,806	1,142,276
BellRing Brands, Inc.(b)	30,960	956,354
BJ’s Wholesale Club Holdings, Inc., Class C(b)	3,973	354,511
Boston Beer Co., Inc. (The), Class A(b)	5,289	1,030,297
Brown-Forman Corp., Class B(c)	42,097	1,219,971
Bunge Global S.A.	14,096	1,354,203
Campbell’s Co. (The)(c)	34,217	1,042,934
	Shares	Value
Consumer Staples-(continued)
Casey’s General Stores, Inc.	2,103	$1,199,677
Celsius Holdings, Inc.(b)(c)	19,943	816,466
Church & Dwight Co., Inc.	12,236	1,042,018
Clorox Co. (The)	9,283	1,002,007
Coca-Cola Co. (The)	17,080	1,248,890
Coca-Cola Consolidated, Inc.	9,399	1,531,567
Colgate-Palmolive Co.	13,743	1,104,800
Conagra Brands, Inc.	59,421	1,060,665
Constellation Brands, Inc., Class A(c)	8,081	1,102,087
Costco Wholesale Corp.	403	368,177
Coty, Inc., Class A(b)(c)	94,394	313,388
Darling Ingredients, Inc.(b)	36,187	1,324,806
Dollar General Corp.	3,699	405,004
Dollar Tree, Inc.(b)(c)	3,925	434,929
e.l.f. Beauty, Inc.(b)(c)	2,898	220,741
Estee Lauder Cos., Inc. (The), Class A	4,488	422,186
Flowers Foods, Inc.	80,948	868,572
Freshpet, Inc.(b)(c)	21,715	1,241,229
General Mills, Inc.	22,827	1,080,859
Hershey Co. (The)	6,224	1,170,610
Hormel Foods Corp.	45,439	1,054,639
Ingredion, Inc.	9,106	979,259
J.M. Smucker Co. (The)	10,419	1,085,451
Kellanova	14,513	1,213,867
Kenvue, Inc.	61,278	1,063,173
Keurig Dr Pepper, Inc.	41,866	1,168,061
Kimberly-Clark Corp.	8,922	973,569
Kraft Heinz Co. (The)	43,556	1,111,114
Kroger Co. (The)	17,180	1,155,870
Lamb Weston Holdings, Inc.	20,419	1,205,946
Maplebear, Inc.(b)	10,014	420,688
McCormick & Co., Inc.	16,544	1,116,389
Molson Coors Beverage Co., Class B	23,510	1,093,450
Mondelez International, Inc., Class A	18,619	1,071,896
Monster Beverage Corp.(b)	18,108	1,357,919
PepsiCo, Inc.	8,010	1,191,407
Performance Food Group Co.(b)	10,870	1,055,151
Philip Morris International, Inc.	6,880	1,083,462
Pilgrim’s Pride Corp.	26,216	997,257
Post Holdings, Inc.(b)	10,884	1,132,263
Primo Brands Corp.	47,499	745,259
Procter & Gamble Co. (The)	7,281	1,078,753
Reynolds Consumer Products, Inc.(c)	49,514	1,236,860
Seaboard Corp.	296	1,385,153
Smithfield Foods, Inc.	47,108	1,018,004
Sprouts Farmers Market, Inc.(b)	8,387	702,915
Sysco Corp.	14,255	1,086,231
Target Corp.	4,260	386,041
Tyson Foods, Inc., Class A	20,599	1,195,772
US Foods Holding Corp.(b)	14,460	1,137,568
Walmart, Inc.	3,895	430,437
		59,151,292
Energy-8.91%
Antero Midstream Corp.	87,371	1,573,552
Antero Resources Corp.(b)	49,146	1,790,389
APA Corp.(c)	70,226	1,753,543
Baker Hughes Co., Class A	34,368	1,725,274
Cheniere Energy, Inc.	6,746	1,406,271
Chevron Corp.	10,108	1,527,622
Chord Energy Corp.	15,252	1,431,553
Civitas Resources, Inc.	48,686	1,429,908
ConocoPhillips	16,993	1,507,109
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	66,230	$1,777,613
Devon Energy Corp.	45,754	1,695,643
Diamondback Energy, Inc.	11,658	1,778,894
DT Midstream, Inc.	15,037	1,826,394
EOG Resources, Inc.	13,331	1,437,748
EQT Corp.	31,384	1,910,030
Expand Energy Corp.	16,879	2,058,057
Exxon Mobil Corp.	14,397	1,668,900
Halliburton Co.	72,339	1,896,729
HF Sinclair Corp.	31,213	1,651,480
Kinder Morgan, Inc.	58,594	1,600,788
Marathon Petroleum Corp.	8,851	1,714,704
Matador Resources Co.(c)	32,914	1,395,554
NOV, Inc.	120,164	1,845,719
Occidental Petroleum Corp.	34,756	1,459,752
ONEOK, Inc.(c)	22,041	1,605,026
Ovintiv, Inc.	38,141	1,562,255
Permian Resources Corp.	115,753	1,677,261
Phillips 66	12,185	1,668,858
Range Resources Corp.	45,461	1,795,255
SLB Ltd.	44,818	1,624,204
Targa Resources Corp.	9,773	1,713,305
TechnipFMC PLC (United Kingdom)	40,037	1,812,075
Texas Pacific Land Corp.	1,705	1,473,614
Valero Energy Corp.	10,238	1,809,669
Viper Energy, Inc., Class A	41,446	1,514,022
Weatherford International PLC	25,735	1,924,978
Williams Cos., Inc. (The)	27,224	1,658,758
		61,702,506
Financials-9.43%
Affiliated Managers Group, Inc.	1,846	496,260
Affirm Holdings, Inc.(b)	3,892	276,137
Aflac, Inc.	4,100	452,271
AGNC Investment Corp.	43,655	457,941
Allstate Corp. (The)	2,155	458,972
Ally Financial, Inc.	10,359	427,827
American Express Co.	988	360,887
American Financial Group, Inc.	3,112	428,585
American International Group, Inc.	5,538	421,774
Ameriprise Financial, Inc.	869	396,038
Annaly Capital Management, Inc.	19,690	448,932
Aon PLC, Class A	1,201	425,058
Apollo Global Management, Inc.	3,199	421,788
Arch Capital Group Ltd.(b)	4,726	443,866
Ares Management Corp., Class A	2,415	378,793
Arthur J. Gallagher & Co.	1,450	359,049
Assurant, Inc.	2,044	466,359
Assured Guaranty Ltd.	5,245	474,882
AXIS Capital Holdings Ltd.	4,395	449,345
Bank of America Corp.	8,597	461,229
Bank of New York Mellon Corp. (The)	4,130	462,973
Bank OZK(c)	8,308	382,334
Berkshire Hathaway, Inc., Class B(b)	896	460,374
BlackRock, Inc.	383	401,116
Blackstone, Inc., Class A	2,369	346,869
Block, Inc., Class A(b)	4,266	284,969
Blue Owl Capital, Inc.(c)	23,266	348,990
BOK Financial Corp.(c)	3,924	441,921
Brighthouse Financial, Inc.(b)	8,924	584,968
Brookfield Asset Management Ltd., Class A (Canada)(c)	7,687	405,412
Brown & Brown, Inc.	4,627	372,150
	Shares	Value
Financials-(continued)
Capital One Financial Corp.	1,410	$308,889
Carlyle Group, Inc. (The)	6,474	353,027
Cboe Global Markets, Inc.	1,884	486,392
Charles Schwab Corp. (The)	4,759	441,302
Chubb Ltd.	1,542	456,710
Cincinnati Financial Corp.	2,775	465,062
Citigroup, Inc.	4,417	457,601
Citizens Financial Group, Inc.	8,428	455,955
CME Group, Inc., Class A	1,664	468,349
CNA Financial Corp.(c)	9,322	435,804
Coinbase Global, Inc., Class A(b)	1,368	373,218
Columbia Banking System, Inc.	16,589	459,847
Comerica, Inc.	6,280	504,786
Commerce Bancshares, Inc.	7,256	391,171
Corebridge Financial, Inc.	12,872	386,417
Corpay, Inc.(b)	1,009	298,462
Credit Acceptance Corp.(b)(c)	851	393,137
Cullen/Frost Bankers, Inc.	3,410	421,885
East West Bancorp, Inc.	3,990	425,733
Equitable Holdings, Inc.	8,094	377,909
Euronet Worldwide, Inc.(b)(c)	3,464	256,648
Evercore, Inc., Class A	1,273	407,449
Everest Group Ltd.	1,285	403,863
F.N.B. Corp.	26,530	441,459
FactSet Research Systems, Inc.	1,179	326,901
Fidelity National Financial, Inc.	7,187	427,123
Fidelity National Information Services, Inc.	4,676	307,541
Fifth Third Bancorp	9,638	418,868
First American Financial Corp.	6,413	421,719
First Citizens BancShares, Inc., Class A	225	422,525
First Hawaiian, Inc.	16,961	422,668
First Horizon Corp.	19,179	428,459
Fiserv, Inc.(b)	2,336	143,594
Franklin Resources, Inc.	17,549	396,432
Freedom Holding Corp. (Kazakhstan)(b)(c)	2,695	355,471
Global Payments, Inc.	3,653	276,751
Globe Life, Inc.	3,060	412,274
Goldman Sachs Group, Inc. (The)	556	459,278
Hamilton Lane, Inc., Class A(c)	2,839	351,852
Hanover Insurance Group, Inc. (The)	2,421	449,217
Hartford Insurance Group, Inc. (The)	3,352	459,325
Houlihan Lokey, Inc.	2,096	367,638
Huntington Bancshares, Inc.	24,587	400,768
Interactive Brokers Group, Inc., Class A	6,887	447,793
Intercontinental Exchange, Inc.	2,474	389,160
Invesco Ltd.(e)	19,343	472,936
Jack Henry & Associates, Inc.	1,960	341,981
Janus Henderson Group PLC	9,616	420,315
Jefferies Financial Group, Inc.	6,495	373,852
JPMorgan Chase & Co.	1,426	446,452
Kemper Corp.	8,137	331,339
KeyCorp	22,768	418,476
Kinsale Capital Group, Inc.	999	384,515
KKR & Co., Inc., Class A	3,006	367,664
Lazard, Inc.	7,692	388,446
Lincoln National Corp.	10,347	425,676
Loews Corp.	4,452	480,237
LPL Financial Holdings, Inc.	1,257	447,542
M&T Bank Corp.	2,206	419,625
Markel Group, Inc.(b)	227	472,260
MarketAxess Holdings, Inc.	2,317	379,733
Marsh & McLennan Cos., Inc.	2,144	393,317
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Mastercard, Inc., Class A	546	$300,589
MetLife, Inc.	5,431	415,797
MGIC Investment Corp.	14,999	425,222
Moody’s Corp.	839	411,764
Morgan Stanley	2,789	473,182
Morningstar, Inc.	1,699	365,047
MSCI, Inc.	748	421,663
Nasdaq, Inc.	4,547	413,413
Northern Trust Corp.	3,371	442,747
NU Holdings Ltd., Class A (Brazil)(b)	27,927	485,651
Old Republic International Corp.	10,925	503,643
OneMain Holdings, Inc.	7,066	438,304
PayPal Holdings, Inc.	4,707	295,082
Pinnacle Financial Partners, Inc.	4,462	409,076
PNC Financial Services Group, Inc. (The)	2,152	410,429
Popular, Inc.	3,493	400,682
Primerica, Inc.	1,626	418,402
Principal Financial Group, Inc.	5,322	451,412
Progressive Corp. (The)	1,755	401,526
Prosperity Bancshares, Inc.	6,438	442,355
Prudential Financial, Inc.	4,093	443,067
Raymond James Financial, Inc.	2,549	399,020
Regions Financial Corp.	16,130	410,509
Reinsurance Group of America, Inc.	2,242	425,689
RenaissanceRe Holdings Ltd. (Bermuda)	1,786	466,450
Rithm Capital Corp.(c)	34,786	399,691
RLI Corp.	6,518	401,900
Robinhood Markets, Inc., Class A(b)	3,705	476,055
Rocket Cos., Inc., Class A(c)	42,493	849,010
Ryan Specialty Holdings, Inc., Class A(c)	8,439	490,053
S&P Global, Inc.	789	393,577
SEI Investments Co.	5,098	412,224
Shift4 Payments, Inc., Class A(b)(c)	3,642	268,707
SLM Corp.	15,024	440,203
SoFi Technologies, Inc.(b)(c)	16,803	499,385
SouthState Bank Corp.	4,269	382,118
Starwood Property Trust, Inc.(c)	21,198	388,771
State Street Corp.	3,864	459,893
Stifel Financial Corp.	3,784	461,648
Synchrony Financial	4,165	322,204
Synovus Financial Corp.	8,436	406,615
T. Rowe Price Group, Inc.	4,126	422,420
TFS Financial Corp.	32,405	461,771
Toast, Inc., Class A(b)(c)	11,001	376,124
TPG, Inc.(c)	7,028	415,214
Tradeweb Markets, Inc., Class A	3,647	397,012
Travelers Cos., Inc. (The)	1,599	468,283
Truist Financial Corp.	9,631	447,842
U.S. Bancorp	8,843	433,749
Unum Group	5,796	440,322
UWM Holdings Corp.	63,127	369,293
Virtu Financial, Inc., Class A	11,766	420,752
Visa, Inc., Class A	920	307,685
Voya Financial, Inc.	5,691	400,077
W.R. Berkley Corp.	5,914	459,459
Webster Financial Corp.	7,044	419,822
Wells Fargo & Co.	5,410	464,449
Western Alliance Bancorporation	4,868	396,888
Western Union Co. (The)(c)	37,295	327,823
WEX, Inc.(b)(c)	1,800	267,048
White Mountains Insurance Group Ltd.(c)	256	518,208
Willis Towers Watson PLC	1,284	412,164
	Shares	Value
Financials-(continued)
Wintrust Financial Corp.	3,206	$429,668
XP, Inc., Class A (Brazil)	23,067	454,651
Zions Bancorporation N.A.	7,489	398,640
		65,351,006
Health Care-10.53%
Abbott Laboratories	4,563	588,171
AbbVie, Inc.	2,751	626,403
Acadia Healthcare Co., Inc.(b)(c)	27,143	466,860
Agilent Technologies, Inc.	4,779	733,576
Align Technology, Inc.(b)	4,459	656,320
Alnylam Pharmaceuticals, Inc.(b)	1,295	584,343
Amgen, Inc.	2,142	739,975
Apellis Pharmaceuticals, Inc.(b)(c)	23,845	507,898
Avantor, Inc.(b)	46,546	545,985
Baxter International, Inc.	24,729	463,421
Becton, Dickinson and Co.	3,178	616,596
Biogen, Inc.(b)	4,067	740,560
BioMarin Pharmaceutical, Inc.(b)	10,829	605,666
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,118	688,053
Bio-Techne Corp.	11,572	746,510
Boston Scientific Corp.(b)	5,804	589,570
Bristol-Myers Squibb Co.	12,740	626,808
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(d)	7,730	0
Bruker Corp.	18,883	921,679
Cardinal Health, Inc.	3,969	842,460
Caris Life Sciences, Inc.(b)(c)	17,701	451,907
Cencora, Inc.	3,816	1,407,837
Centene Corp.(b)	17,769	699,032
Certara, Inc.(b)(c)	55,455	507,968
Charles River Laboratories International, Inc.(b)	3,793	675,685
Chemed Corp.	1,320	579,731
Cigna Group (The)	1,979	548,737
Cooper Cos., Inc. (The)(b)	8,845	689,291
Corcept Therapeutics, Inc.(b)(c)	8,144	646,634
CVS Health Corp.	15,472	1,243,330
Danaher Corp.	3,103	703,698
DaVita, Inc.(b)(c)	4,543	543,706
DENTSPLY SIRONA, Inc.	43,442	492,632
DexCom, Inc.(b)	7,969	505,792
Doximity, Inc., Class A(b)	8,622	443,516
Edwards Lifesciences Corp.(b)	7,912	685,733
Elanco Animal Health, Inc.(b)(c)	32,249	750,434
Elevance Health, Inc.	1,921	649,797
Eli Lilly and Co.	798	858,225
Encompass Health Corp.	4,867	565,643
Envista Holdings Corp.(b)(c)	28,026	585,743
Exact Sciences Corp.(b)	10,858	1,099,807
Exelixis, Inc.(b)	15,497	684,502
GE HealthCare Technologies, Inc.	7,834	626,642
Gilead Sciences, Inc.	5,215	656,256
Globus Medical, Inc., Class A(b)	10,160	924,966
Halozyme Therapeutics, Inc.(b)	7,810	557,634
HCA Healthcare, Inc.	1,535	780,225
Henry Schein, Inc.(b)	8,705	649,132
Hologic, Inc.(b)	9,125	684,101
Humana, Inc.	2,174	534,304
IDEXX Laboratories, Inc.(b)	937	705,449
Illumina, Inc.(b)	6,096	801,319
Incyte Corp.(b)	7,030	734,354
Insmed, Inc.(b)	4,154	863,077
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Inspire Medical Systems, Inc.(b)(c)	7,314	$909,935
Insulet Corp.(b)	1,795	587,306
Intuitive Surgical, Inc.(b)	1,326	760,434
Ionis Pharmaceuticals, Inc.(b)(c)	9,457	782,378
IQVIA Holdings, Inc.(b)	3,176	730,512
Jazz Pharmaceuticals PLC(b)(c)	4,714	832,162
Johnson & Johnson	3,395	702,493
Labcorp Holdings, Inc.	2,155	579,221
Masimo Corp.(b)(c)	4,141	589,803
McKesson Corp.	1,605	1,414,198
Medpace Holdings, Inc.(b)	1,219	722,209
Medtronic PLC	6,427	676,956
Merck & Co., Inc.	7,103	744,607
Mettler-Toledo International, Inc.(b)	250	369,180
Moderna, Inc.(b)(c)	23,854	619,727
Molina Healthcare, Inc.(b)	3,214	476,508
Natera, Inc.(b)	3,482	831,536
Neurocrine Biosciences, Inc.(b)	4,217	641,659
Organon & Co.	57,003	439,493
Penumbra, Inc.(b)	2,192	642,629
Perrigo Co. PLC	26,857	358,541
Pfizer, Inc.	24,363	627,104
QIAGEN N.V.	13,148	627,817
Quest Diagnostics, Inc.	3,303	624,862
Regeneron Pharmaceuticals, Inc.	1,066	831,683
Repligen Corp.(b)	5,065	866,216
ResMed, Inc.(c)	2,206	564,361
Revolution Medicines, Inc.(b)(c)	13,096	1,018,345
Revvity, Inc.(c)	7,071	738,283
Roivant Sciences Ltd.(b)	42,026	874,561
Royalty Pharma PLC, Class A	16,799	672,296
Sarepta Therapeutics, Inc.(b)(c)	33,816	721,633
Solventum Corp.(b)	8,205	699,558
Sotera Health Co.(b)	37,565	656,636
STERIS PLC	2,456	653,984
Stryker Corp.	1,557	577,927
Summit Therapeutics, Inc.(b)(c)	32,559	582,481
Teleflex, Inc.	4,569	522,785
Tempus AI, Inc.(b)(c)	6,821	531,561
Tenet Healthcare Corp.(b)	3,131	678,926
Thermo Fisher Scientific, Inc.	1,234	729,084
Ultragenyx Pharmaceutical, Inc.(b)	19,391	673,837
United Therapeutics Corp.(b)	1,495	726,570
UnitedHealth Group, Inc.	1,714	565,226
Universal Health Services, Inc., Class B	3,174	773,282
Veeva Systems, Inc., Class A(b)	2,168	520,949
Vertex Pharmaceuticals, Inc.(b)	1,523	660,388
Viatris, Inc.	59,550	636,589
Viking Therapeutics, Inc.(b)(c)	23,526	865,992
Waters Corp.(b)	2,001	807,243
West Pharmaceutical Services, Inc.	2,298	637,120
Zimmer Biomet Holdings, Inc.	5,809	566,494
Zoetis, Inc.	4,019	515,155
		72,988,128
Industrials-9.98%
3M Co.	1,984	341,347
A.O. Smith Corp.	4,262	281,207
AAON, Inc.	3,841	359,057
Acuity, Inc.	931	341,137
Advanced Drainage Systems, Inc.	2,158	328,836
AECOM	2,479	255,659
AGCO Corp.	3,054	323,602
	Shares	Value
Industrials-(continued)
Air Lease Corp., Class A	4,984	$318,627
Alaska Air Group, Inc.(b)	6,103	261,575
Allegion PLC	1,790	297,194
Allison Transmission Holdings, Inc.	3,497	310,044
Amentum Holdings, Inc.(b)	13,386	383,241
American Airlines Group, Inc.(b)(c)	30,106	422,989
AMETEK, Inc.	1,648	326,123
API Group Corp.(b)	8,891	351,728
Applied Industrial Technologies, Inc.	1,176	304,372
Armstrong World Industries, Inc.	1,590	301,687
ATI, Inc.(b)	4,167	420,034
Automatic Data Processing, Inc.	1,063	271,384
Avis Budget Group, Inc.(b)(c)	2,481	337,118
Axon Enterprise, Inc.(b)	420	226,859
Boeing Co. (The)(b)	1,481	279,909
Booz Allen Hamilton Holding Corp.	3,048	254,386
Broadridge Financial Solutions, Inc.	1,738	396,420
Builders FirstSource, Inc.(b)	2,161	242,529
BWX Technologies, Inc.	1,859	332,538
C.H. Robinson Worldwide, Inc.	2,414	383,512
CACI International, Inc., Class A(b)	921	568,349
Carlisle Cos., Inc.	823	261,772
Carpenter Technology Corp.	7,013	2,233,921
Carrier Global Corp.	5,080	278,790
Caterpillar, Inc.	736	423,759
Cintas Corp.	1,548	287,959
Clarivate PLC(b)(c)	102,687	386,103
Clean Harbors, Inc.(b)	6,080	1,383,565
CNH Industrial N.V.(c)	28,219	266,105
Comfort Systems USA, Inc.	413	403,476
Concentrix Corp.(c)	8,308	300,833
Copart, Inc.(b)	7,974	310,827
Core & Main, Inc., Class A(b)	6,404	309,569
Crane Co.	1,753	321,237
CSX Corp.	9,641	340,906
Cummins, Inc.	773	384,939
Curtiss-Wright Corp.	633	357,196
Dayforce, Inc.(b)	6,504	449,426
Deere & Co.	666	309,350
Delta Air Lines, Inc.	6,452	413,573
Donaldson Co., Inc.	3,882	348,992
Dover Corp.	1,780	329,798
Eaton Corp. PLC	874	302,308
EMCOR Group, Inc.	494	303,845
Emerson Electric Co.	2,277	303,706
Equifax, Inc.	1,219	258,879
ESAB Corp.	2,802	314,496
Everus Construction Group, Inc.(b)	3,996	367,472
ExlService Holdings, Inc.(b)	7,173	284,983
Expeditors International of Washington, Inc.	2,590	380,471
Fastenal Co.	35,618	1,438,967
FedEx Corp.	1,382	380,990
Ferguson Enterprises, Inc.	1,441	362,656
Flowserve Corp.	5,586	398,561
Fortive Corp.	6,710	358,851
Fortune Brands Innovations, Inc.	5,212	269,096
FTAI Aviation Ltd.	1,862	322,573
FTI Consulting, Inc.(b)	1,897	309,496
Gates Industrial Corp. PLC(b)	12,156	276,671
GE Vernova, Inc.	499	299,285
Generac Holdings, Inc.(b)	1,687	255,800
General Dynamics Corp.	960	327,965
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
General Electric Co.	1,125	$335,756
Genpact Ltd.	7,307	321,946
Graco, Inc.	3,679	303,297
GXO Logistics, Inc.(b)(c)	6,139	311,493
Hayward Holdings, Inc.(b)	19,713	324,279
HEICO Corp.(c)	986	312,473
Hexcel Corp.	26,937	2,053,407
Honeywell International, Inc.	1,469	282,327
Howmet Aerospace, Inc.	1,721	352,099
Hubbell, Inc.	704	303,727
Huntington Ingalls Industries, Inc.	1,148	360,036
IDEX Corp.	1,923	334,467
Illinois Tool Works, Inc.	1,214	302,626
Ingersoll Rand, Inc.	3,911	314,210
ITT, Inc.	1,776	327,068
J.B. Hunt Transport Services, Inc.	2,240	389,670
Jacobs Solutions, Inc.	2,129	287,010
Johnson Controls International PLC	3,034	352,885
Karman Holdings, Inc.(b)(c)	4,966	332,871
KBR, Inc.	9,071	373,907
Kirby Corp.(b)(c)	3,597	408,331
Knight-Swift Transportation Holdings, Inc.	7,372	337,638
L3Harris Technologies, Inc.	1,129	314,641
Landstar System, Inc.	2,388	312,446
Leidos Holdings, Inc.	2,422	462,844
Lennox International, Inc.(c)	577	287,848
Leonardo DRS, Inc.	7,612	260,102
Lincoln Electric Holdings, Inc.	1,307	312,935
Loar Holdings, Inc.(b)(c)	3,983	272,636
Lockheed Martin Corp.	674	308,598
Lyft, Inc., Class A(b)	21,277	447,455
ManpowerGroup, Inc.	8,001	230,109
Masco Corp.	4,210	273,103
MasTec, Inc.(b)	1,675	358,249
Middleby Corp. (The)(b)	2,284	269,969
MSA Safety, Inc.	1,904	307,115
MSC Industrial Direct Co., Inc., Class A	3,428	304,955
Mueller Industries, Inc.	17,200	1,889,764
Nordson Corp.	1,443	342,943
Norfolk Southern Corp.	1,158	338,240
Northrop Grumman Corp.	543	310,732
nVent Electric PLC	3,310	355,064
Old Dominion Freight Line, Inc.	2,120	286,815
Oshkosh Corp.	2,285	292,891
Otis Worldwide Corp.	3,541	314,618
Owens Corning	2,007	227,273
PACCAR, Inc.	3,111	327,962
Parker-Hannifin Corp.	410	353,297
Parsons Corp.(b)(c)	5,898	499,443
Paychex, Inc.	2,340	261,355
Paycom Software, Inc.	1,981	319,278
Paylocity Holding Corp.(b)	1,839	270,940
Pentair PLC	2,814	296,145
Quanta Services, Inc.	812	377,483
QXO, Inc.(b)(c)	14,896	279,002
RB Global, Inc. (Canada)	3,286	322,685
RBC Bearings, Inc.(b)(c)	4,416	1,964,987
Regal Rexnord Corp.	2,251	328,623
Republic Services, Inc.	6,246	1,355,757
Robert Half, Inc.(c)	8,699	235,221
Rocket Lab Corp.(b)	6,541	275,638
Rockwell Automation, Inc.	910	360,233
	Shares	Value
Industrials-(continued)
Rollins, Inc.	6,695	$411,609
RTX Corp.	2,007	351,044
Ryder System, Inc.	1,671	289,434
Saia, Inc.(b)	1,002	282,123
Schneider National, Inc., Class B	12,895	291,556
Science Applications International Corp.	4,219	363,720
Sensata Technologies Holding PLC	9,835	315,408
Simpson Manufacturing Co., Inc.(c)	1,634	273,499
SiteOne Landscape Supply, Inc.(b)(c)	2,747	368,867
Snap-on, Inc.	954	324,408
Southwest Airlines Co.(c)	12,293	427,919
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	8,580	315,143
SS&C Technologies Holdings, Inc.	4,984	428,325
StandardAero, Inc.(b)	11,577	302,391
Stanley Black & Decker, Inc.	3,979	284,578
Tetra Tech, Inc.	8,747	303,871
Textron, Inc.	3,823	317,921
Timken Co. (The)	21,502	1,750,048
Toro Co. (The)	3,959	276,101
Trane Technologies PLC	766	322,854
TransDigm Group, Inc.	248	337,322
TransUnion	3,451	293,508
Trex Co., Inc.(b)	5,083	177,804
Uber Technologies, Inc.(b)	4,117	360,402
U-Haul Holding Co., Series N(c)	7,279	350,193
Union Pacific Corp.	1,464	339,399
United Airlines Holdings, Inc.(b)	3,564	363,385
United Parcel Service, Inc., Class B	3,741	358,350
United Rentals, Inc.	328	267,379
Valmont Industries, Inc.	816	336,983
Veralto Corp.	2,899	293,437
Verisk Analytics, Inc.	1,191	268,058
Vertiv Holdings Co., Class A	3,308	594,547
W.W. Grainger, Inc.	310	294,075
Wabtec Corp.	1,648	343,690
Waste Management, Inc.	6,649	1,448,618
Watsco, Inc.	794	275,042
WESCO International, Inc.	1,434	383,466
WillScot Holdings Corp.	13,449	265,618
Woodward, Inc.	1,317	395,139
XPO, Inc.(b)(c)	2,427	344,780
Xylem, Inc.	2,234	314,257
		69,177,818
Information Technology-12.16%
Accenture PLC, Class A	1,300	325,000
Adobe, Inc.(b)	1,283	410,727
Advanced Micro Devices, Inc.(b)	2,886	627,792
Akamai Technologies, Inc.(b)	5,665	507,131
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,970	399,549
Amdocs Ltd.	5,259	402,208
Amkor Technology, Inc.	17,679	643,339
Amphenol Corp., Class A	3,757	529,361
Analog Devices, Inc.	1,810	480,265
AppFolio, Inc., Class A(b)	1,595	364,107
Apple, Inc.	1,949	543,479
Applied Materials, Inc.	2,638	665,435
AppLovin Corp., Class A(b)	787	471,791
Arista Networks, Inc.(b)	21,557	2,817,069
Arrow Electronics, Inc.(b)	3,469	374,687
Astera Labs, Inc.(b)	1,925	303,322
Atlassian Corp., Class A(b)	2,539	379,631
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Aurora Innovation, Inc.(b)(c)	58,658	$245,777
Autodesk, Inc.(b)	1,388	421,036
Avnet, Inc.	8,474	402,600
Bentley Systems, Inc., Class B	8,394	352,212
BILL Holdings, Inc.(b)(c)	6,120	306,918
Broadcom, Inc.	1,250	503,700
Cadence Design Systems, Inc.(b)	1,268	395,413
CCC Intelligent Solutions Holdings, Inc.(b)(c)	46,167	343,944
CDW Corp.	2,709	390,692
Ciena Corp.(b)	24,880	5,080,745
Circle Internet Group, Inc.(b)(c)	3,264	260,892
Cirrus Logic, Inc.(b)	3,899	469,206
Cisco Systems, Inc.	48,734	3,749,594
Cloudflare, Inc., Class A(b)	1,996	399,619
Cognex Corp.	7,047	268,491
Cognizant Technology Solutions Corp., Class A	6,361	494,313
Coherent Corp.(b)	4,337	712,396
Confluent, Inc., Class A(b)	23,072	513,352
Corning, Inc.	5,948	500,822
Crane NXT Co.	5,111	287,749
CrowdStrike Holdings, Inc., Class A(b)	1,035	526,981
Datadog, Inc., Class A(b)	3,290	526,433
Dell Technologies, Inc., Class C	3,690	492,062
DocuSign, Inc.(b)	5,743	398,277
Dolby Laboratories, Inc., Class A	6,222	419,674
Dropbox, Inc., Class A(b)	14,477	432,573
DXC Technology Co.(b)	30,840	407,088
Dynatrace, Inc.(b)	9,146	407,546
Elastic N.V.(b)	5,155	363,582
Enphase Energy, Inc.(b)(c)	42,854	1,236,338
Entegris, Inc.	5,374	414,550
EPAM Systems, Inc.(b)	2,845	532,015
F5, Inc.(b)	1,338	319,996
Fair Isaac Corp.(b)	201	362,972
First Solar, Inc.(b)	7,934	2,165,347
Flex Ltd.(b)	7,772	459,403
Fortinet, Inc.(b)	5,545	449,866
Gartner, Inc.(b)	1,858	432,431
Gen Digital, Inc.	15,124	398,820
GitLab, Inc., Class A(b)(c)	9,023	370,484
GLOBALFOUNDRIES, Inc.(b)(c)	13,947	499,860
Globant S.A.(b)	7,669	487,978
GoDaddy, Inc., Class A(b)	3,019	386,009
Guidewire Software, Inc.(b)	1,775	383,365
Hewlett Packard Enterprise Co.	18,053	394,819
HP, Inc.	15,836	386,715
HubSpot, Inc.(b)	902	331,323
Ingram Micro Holding Corp.(c)	21,059	450,873
Intel Corp.(b)	18,233	739,530
International Business Machines Corp.	1,748	539,398
Intuit, Inc.	681	431,808
IPG Photonics Corp.(b)(c)	5,435	432,843
Jabil, Inc.	2,094	441,227
Keysight Technologies, Inc.(b)	1,830	362,249
KLA Corp.	467	548,944
Kyndryl Holdings, Inc.(b)(c)	13,711	354,155
Lam Research Corp.	3,885	606,060
Lattice Semiconductor Corp.(b)(c)	6,797	477,217
Littelfuse, Inc.	1,169	299,287
Lumentum Holdings, Inc.(b)(c)	20,011	6,506,777
	Shares	Value
Information Technology-(continued)
MACOM Technology Solutions Holdings, Inc.(b)	3,421	$598,641
Manhattan Associates, Inc.(b)	2,046	361,017
Marvell Technology, Inc.	6,738	602,377
Microchip Technology, Inc.	6,903	369,863
Micron Technology, Inc.	2,978	704,237
Microsoft Corp.	915	450,189
MKS, Inc.	2,731	427,101
MongoDB, Inc.(b)	1,349	448,367
Monolithic Power Systems, Inc.	534	495,643
Motorola Solutions, Inc.	6,729	2,487,577
nCino, Inc.(b)(c)	14,733	363,905
NetApp, Inc.	3,586	400,054
Nutanix, Inc., Class A(b)	5,571	266,294
NVIDIA Corp.	2,532	448,164
Okta, Inc.(b)(c)	4,882	392,171
ON Semiconductor Corp.(b)	9,157	460,048
Onto Innovation, Inc.(b)	4,145	593,398
Oracle Corp.	1,456	294,039
Palantir Technologies, Inc., Class A(b)	2,731	460,037
Palo Alto Networks, Inc.(b)	2,264	430,454
Pegasystems, Inc.	7,725	423,098
Procore Technologies, Inc.(b)(c)	6,487	480,427
PTC, Inc.(b)	2,168	380,332
Pure Storage, Inc., Class A(b)(c)	5,444	484,298
Qnity Electronics, Inc.	2,029	164,532
Qorvo, Inc.(b)	5,217	448,088
QUALCOMM, Inc.	2,780	467,290
Ralliant Corp.	7,378	364,252
RingCentral, Inc., Class A(b)	14,357	405,442
Roper Technologies, Inc.	865	385,980
Rubrik, Inc., Class A(b)	5,761	399,353
Sailpoint, Inc.(b)(c)	21,533	396,638
Salesforce, Inc.	1,825	420,736
Samsara, Inc., Class A(b)	11,599	441,110
Sandisk Corp.(b)	5,324	1,188,743
SentinelOne, Inc., Class A(b)(c)	24,311	394,081
ServiceNow, Inc.(b)	478	388,332
Skyworks Solutions, Inc.(c)	6,012	396,491
Snowflake, Inc., Class A(b)	1,997	501,726
Strategy, Inc., Class A(b)	1,374	243,445
Super Micro Computer, Inc.(b)(c)	10,213	345,710
Synopsys, Inc.(b)	1,024	428,042
TD SYNNEX Corp.	2,943	448,749
Teledyne Technologies, Inc.(b)	560	279,731
Teradata Corp.(b)	20,822	596,342
Teradyne, Inc.	3,886	706,825
Texas Instruments, Inc.	2,432	409,233
Trimble, Inc.(b)	3,823	311,269
Twilio, Inc., Class A(b)	4,378	567,783
Tyler Technologies, Inc.(b)	807	378,983
Ubiquiti, Inc.(c)	5,380	3,137,024
UiPath, Inc., Class A(b)	38,388	532,058
Unity Software, Inc.(b)	10,338	439,572
Universal Display Corp.	3,248	386,285
VeriSign, Inc.	1,551	390,836
Vontier Corp.	7,324	265,715
Western Digital Corp.	4,667	762,261
Workday, Inc., Class A(b)	1,978	426,496
Zebra Technologies Corp., Class A(b)	1,004	253,761
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Zoom Communications, Inc., Class A(b)	5,293	$449,693
Zscaler, Inc.(b)	1,565	393,598
		84,259,175
Materials-8.62%
Air Products and Chemicals, Inc.	5,812	1,517,223
Albemarle Corp.	22,671	2,947,003
Alcoa Corp.(c)	52,212	2,179,329
Amcor PLC	38,013	323,871
AngloGold Ashanti PLC (United Kingdom)	25,981	2,226,052
AptarGroup, Inc.	2,312	288,422
Ashland, Inc.	31,142	1,647,412
Avery Dennison Corp.	10,096	1,740,247
Axalta Coating Systems Ltd.(b)	9,962	300,155
Ball Corp.	6,193	306,739
Celanese Corp.(c)	35,966	1,497,984
CF Industries Holdings, Inc.	19,774	1,556,214
Cleveland-Cliffs, Inc.(b)	144,335	1,882,128
Corteva, Inc.	15,827	1,067,848
CRH PLC	2,768	332,049
Crown Holdings, Inc.	3,246	314,310
Dow, Inc.	12,656	301,846
DuPont de Nemours, Inc.	4,058	161,387
Eagle Materials, Inc.	1,331	297,771
Eastman Chemical Co.	24,819	1,540,764
Ecolab, Inc.	6,191	1,703,516
Element Solutions, Inc.	64,597	1,674,354
FMC Corp.(c)	44,132	630,646
Freeport-McMoRan, Inc.	37,091	1,594,171
Graphic Packaging Holding Co.(c)	15,033	243,234
Huntsman Corp.	152,538	1,589,446
International Flavors & Fragrances, Inc.	25,654	1,782,440
International Paper Co.(c)	36,231	1,430,400
James Hardie Industries PLC(b)(c)	15,824	312,999
Linde PLC	3,522	1,445,147
Louisiana-Pacific Corp.(c)	3,241	265,794
LyondellBasell Industries N.V., Class A	30,391	1,488,855
Martin Marietta Materials, Inc.	501	312,243
Mosaic Co. (The)	50,057	1,225,896
MP Materials Corp.(b)(c)	27,004	1,672,898
NewMarket Corp.	2,006	1,531,641
Newmont Corp.	21,168	1,920,573
Nucor Corp.	11,833	1,887,245
Olin Corp.	62,603	1,320,923
Packaging Corp. of America	1,458	297,534
PPG Industries, Inc.	2,924	292,517
Reliance, Inc.	5,736	1,602,179
Royal Gold, Inc.	8,994	1,833,337
RPM International, Inc.	2,468	264,693
Scotts Miracle-Gro Co. (The)	27,319	1,546,802
Sealed Air Corp.	9,616	413,007
Sherwin-Williams Co. (The)	883	303,478
Silgan Holdings, Inc.	7,109	281,801
Smurfit WestRock PLC	6,910	246,618
Solstice Advanced Materials, Inc.(b)	367	17,499
Sonoco Products Co.	6,739	284,184
Southern Copper Corp. (Mexico)(c)	16,371	2,206,483
Steel Dynamics, Inc.(c)	12,582	2,111,637
Vulcan Materials Co.	1,050	312,102
Westlake Corp.	18,819	1,257,297
		59,732,343
	Shares	Value
Real Estate-8.63%
Agree Realty Corp.	13,643	$1,026,227
Alexandria Real Estate Equities, Inc.(c)	11,870	637,063
American Homes 4 Rent, Class A	29,062	933,471
American Tower Corp.	5,117	927,559
Americold Realty Trust, Inc.(c)	73,920	800,554
AvalonBay Communities, Inc.	5,110	929,713
Brixmor Property Group, Inc.	36,206	946,425
BXP, Inc.	13,338	965,138
Camden Property Trust	9,085	966,099
CBRE Group, Inc., Class A(b)	6,062	981,014
CoStar Group, Inc.(b)	11,556	795,053
Cousins Properties, Inc.	33,976	875,901
Crown Castle, Inc.	10,526	960,813
CubeSmart	24,167	899,737
Digital Realty Trust, Inc.	5,760	922,291
EastGroup Properties, Inc.	6,003	1,087,624
EPR Properties	17,774	929,047
Equinix, Inc.	1,264	952,184
Equity LifeStyle Properties, Inc.(c)	16,354	1,028,176
Equity Residential	15,039	928,658
Essex Property Trust, Inc.(c)	3,743	986,730
Extra Space Storage, Inc.	6,783	903,292
Federal Realty Investment Trust	9,989	986,214
First Industrial Realty Trust, Inc.	19,334	1,106,678
Gaming and Leisure Properties, Inc.	20,780	904,553
Healthcare Realty Trust, Inc.(c)	54,944	1,001,629
Healthpeak Properties, Inc.	56,121	1,024,770
Highwoods Properties, Inc.(c)	31,130	865,414
Host Hotels & Resorts, Inc.	56,907	1,003,270
Howard Hughes Holdings, Inc.(b)	12,325	1,103,457
Invitation Homes, Inc.	32,854	926,483
Iron Mountain, Inc.	10,182	879,216
Jones Lang LaSalle, Inc.(b)	3,200	1,042,208
Kilroy Realty Corp.(c)	23,422	1,004,570
Kimco Realty Corp.	45,299	935,877
Lamar Advertising Co., Class A	7,936	1,050,647
Lineage, Inc.(c)	23,735	850,188
Medical Properties Trust, Inc.(c)	218,235	1,257,034
Mid-America Apartment Communities, Inc.	6,984	949,056
Millrose Properties, Inc.	28,877	879,593
National Storage Affiliates Trust(c)	31,062	914,776
NNN REIT, Inc.	23,242	961,057
Omega Healthcare Investors, Inc.	23,673	1,087,064
Park Hotels & Resorts, Inc.(c)	83,837	907,116
Prologis, Inc.	8,760	1,125,923
Public Storage	3,412	936,731
Rayonier, Inc.	39,957	887,445
Realty Income Corp.	16,722	963,354
Regency Centers Corp.	13,924	990,832
Rexford Industrial Realty, Inc.(c)	23,112	961,690
SBA Communications Corp., Class A	5,042	979,509
Simon Property Group, Inc.	5,473	1,019,729
STAG Industrial, Inc.	27,614	1,084,678
Sun Communities, Inc.(c)	7,661	987,043
UDR, Inc.(c)	25,851	941,493
Ventas, Inc.	14,484	1,167,845
VICI Properties, Inc.	30,348	874,629
Vornado Realty Trust	23,946	881,692
W.P. Carey, Inc.	14,882	1,002,600
Welltower, Inc.	5,974	1,243,906
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Weyerhaeuser Co.	38,951	$865,102
Zillow Group, Inc., Class C(b)(c)	11,273	838,486
		59,776,326
Utilities-8.98%
AES Corp. (The)	114,010	1,602,981
Alliant Energy Corp.	22,666	1,574,607
Ameren Corp.	14,574	1,549,945
American Electric Power Co., Inc.	13,428	1,661,984
American Water Works Co., Inc.	10,388	1,351,167
Atmos Energy Corp.	8,806	1,553,114
Brookfield Renewable Corp. (Canada)(c)	43,140	1,789,879
CenterPoint Energy, Inc.(c)	37,936	1,516,681
Clearway Energy, Inc., Class C	50,683	1,856,011
CMS Energy Corp.	20,451	1,542,823
Consolidated Edison, Inc.	14,849	1,490,246
Constellation Energy Corp.	4,560	1,661,482
Dominion Energy, Inc.	24,173	1,517,339
DTE Energy Co.	10,608	1,453,614
Duke Energy Corp.	12,033	1,491,370
Edison International	26,069	1,535,203
Entergy Corp.	16,308	1,590,356
Essential Utilities, Inc.	37,936	1,501,886
Evergy, Inc.	20,065	1,558,047
Eversource Energy	22,303	1,498,316
Exelon Corp.	33,689	1,587,426
FirstEnergy Corp.	33,620	1,604,346
IDACORP, Inc.	11,537	1,520,346
MDU Resources Group, Inc.	88,455	1,885,861
National Fuel Gas Co.(c)	16,481	1,358,858
NextEra Energy, Inc.(c)	20,522	1,770,843
NiSource, Inc.	35,270	1,556,465
NRG Energy, Inc.	9,279	1,572,698
OGE Energy Corp.(c)	32,816	1,502,317
PG&E Corp.	92,218	1,486,554
Pinnacle West Capital Corp.	16,417	1,491,649
PPL Corp.	40,486	1,493,933
Public Service Enterprise Group, Inc.	17,682	1,476,801
	Shares	Value
Utilities-(continued)
Sempra	17,549	$1,662,241
Southern Co. (The)	15,745	1,434,684
Talen Energy Corp.(b)	3,618	1,426,469
UGI Corp.	41,650	1,647,258
Vistra Corp.	7,106	1,270,979
WEC Energy Group, Inc.	13,314	1,492,100
Xcel Energy, Inc.	20,110	1,651,232
		62,190,111
Total Common Stocks & Other Equity Interests (Cost $588,218,116)		691,716,389
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $326,657)	326,657	326,657
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $588,544,773)		692,043,046
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.09%
Invesco Private Government Fund, 4.00%(e)(f)(g)	23,386,251	23,386,251
Invesco Private Prime Fund, 4.12%(e)(f)(g)	60,389,150	60,407,267
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,793,898)		83,793,518
TOTAL INVESTMENTS IN SECURITIES-111.97% (Cost $672,338,671)		775,836,564
OTHER ASSETS LESS LIABILITIES-(11.97)%		(82,933,697)
NET ASSETS-100.00%		$692,902,867

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$614,452	$2,580	$(198,905)	$54,459	$350	$472,936	$4,070
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,390,936	$(5,064,279)	$-	$-	$326,657	$4,427
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,769,093	47,871,211	(46,254,053)	-	-	23,386,251	264,951 *
Invesco Private Prime Fund	56,997,559	96,313,335	(92,903,476)	(4,636)	4,485	60,407,267	717,931 *
Total	$79,381,104	$149,578,062	$(144,420,713)	$49,823	$4,835	$84,593,111	$991,379

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-7.13%
Charter Communications, Inc., Class A(b)(c)	1,705	$341,205
Comcast Corp., Class A	93,547	2,496,769
Fox Corp., Class A	3,534	231,477
Omnicom Group, Inc.(c)	3,871	277,241
Paramount Skydance Corp.(c)	14,236	228,061
Verizon Communications, Inc.	85,058	3,496,734
Warner Bros. Discovery, Inc.(b)	34,905	837,720
		7,909,207
Consumer Discretionary-8.17%
Aptiv PLC(b)	5,074	393,489
Best Buy Co., Inc.	4,323	342,727
D.R. Horton, Inc.	6,601	1,049,625
Ford Motor Co.	157,393	2,090,179
General Motors Co.	42,145	3,098,500
Lennar Corp., Class A	6,423	843,340
LKQ Corp.	5,503	163,384
MGM Resorts International(b)(c)	4,370	154,217
Mohawk Industries, Inc.(b)	1,544	178,950
Norwegian Cruise Line Holdings Ltd.(b)	7,708	142,290
PulteGroup, Inc.	4,722	600,591
		9,057,292
Consumer Staples-4.98%
Archer-Daniels-Midland Co.	15,677	952,221
Bunge Global S.A.	5,305	509,651
Conagra Brands, Inc.	8,567	152,921
Dollar General Corp.	3,686	403,580
Kraft Heinz Co. (The)	23,300	594,383
Kroger Co. (The)	16,349	1,099,961
Molson Coors Beverage Co., Class B	5,166	240,270
Target Corp.	11,840	1,072,941
Tyson Foods, Inc., Class A	8,556	496,676
		5,522,604
Energy-17.17%
APA Corp.	10,171	253,970
Chevron Corp.	28,138	4,252,496
ConocoPhillips	22,956	2,035,968
Devon Energy Corp.	14,852	550,415
Diamondback Energy, Inc.	4,449	678,873
Exxon Mobil Corp.	46,495	5,389,700
Halliburton Co.	20,592	539,922
Marathon Petroleum Corp.	6,816	1,320,464
Occidental Petroleum Corp.	10,922	458,724
Phillips 66	10,106	1,384,118
SLB Ltd.	23,794	862,294
Valero Energy Corp.	7,439	1,314,918
		19,041,862
Financials-35.24%
Allstate Corp. (The)	4,924	1,048,714
Arch Capital Group Ltd.(b)	8,057	756,713
Assurant, Inc.	967	220,631
Bank of America Corp.	113,546	6,091,743
Berkshire Hathaway, Inc., Class B(b)	10,411	5,349,276
Chubb Ltd.	6,146	1,820,322
Citigroup, Inc.	45,224	4,685,206
Citizens Financial Group, Inc.	10,131	548,087
Everest Group Ltd.	1,026	322,462
Fifth Third Bancorp	11,998	521,433
Franklin Resources, Inc.	5,843	131,993
Global Payments, Inc.	5,865	444,332
	Shares	Value
Financials-(continued)
Globe Life, Inc.	1,682	$226,616
Hartford Insurance Group, Inc. (The)	5,032	689,535
Huntington Bancshares, Inc.	27,677	451,135
Invesco Ltd.(d)	11,841	289,513
Loews Corp.	4,005	432,019
M&T Bank Corp.	3,347	636,666
MetLife, Inc.	12,197	933,802
Northern Trust Corp.	3,727	489,504
PNC Financial Services Group, Inc. (The)	7,155	1,364,602
Prudential Financial, Inc.	8,523	922,615
Regions Financial Corp.	19,259	490,142
State Street Corp.	6,213	739,471
Synchrony Financial	8,281	640,618
Travelers Cos., Inc. (The)	3,777	1,106,132
Truist Financial Corp.	30,229	1,405,649
U.S. Bancorp	31,879	1,563,665
Wells Fargo & Co.	55,342	4,751,111
		39,073,707
Health Care-17.76%
Biogen, Inc.(b)	3,023	550,458
Cardinal Health, Inc.	4,652	987,434
Cencora, Inc.	3,237	1,194,226
Centene Corp.(b)	20,500	806,470
Cigna Group (The)	7,450	2,065,736
CVS Health Corp.	41,534	3,337,672
Elevance Health, Inc.	5,481	1,854,003
Humana, Inc.	3,569	877,153
McKesson Corp.	2,347	2,067,989
Molina Healthcare, Inc.(b)	1,275	189,031
UnitedHealth Group, Inc.	16,363	5,396,027
Universal Health Services, Inc., Class B	1,489	362,765
		19,688,964
Industrials-3.58%
Delta Air Lines, Inc.	18,159	1,163,992
FedEx Corp.	4,785	1,319,128
Huntington Ingalls Industries, Inc.	750	235,215
Stanley Black & Decker, Inc.	3,217	230,080
United Airlines Holdings, Inc.(b)	10,028	1,022,455
		3,970,870
Information Technology-1.30%
Hewlett Packard Enterprise Co.	41,303	903,297
HP, Inc.	21,821	532,869
		1,436,166
Materials-1.70%
Dow, Inc.	14,242	339,672
LyondellBasell Industries N.V., Class A	6,007	294,283
Mosaic Co. (The)	6,575	161,022
Nucor Corp.	4,492	716,429
Steel Dynamics, Inc.	2,200	369,226
		1,880,632
Real Estate-0.48%
VICI Properties, Inc.	18,342	528,617
Utilities-2.22%
AES Corp. (The)	17,075	240,074
Edison International	10,909	642,431
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	16,551	$779,883
PG&E Corp.	49,246	793,846
		2,456,234
Total Common Stocks & Other Equity Interests (Cost $98,790,541)		110,566,155
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $24,728)	24,728	24,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $98,815,269)		110,590,883
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.37%
Invesco Private Government Fund, 4.00%(d)(e)(f)	425,196	$425,196
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,092,120	1,092,448
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,517,644)		1,517,644
TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $100,332,913)		112,108,527
OTHER ASSETS LESS LIABILITIES-(1.12)%		(1,240,881)
NET ASSETS-100.00%		$110,867,646

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Invesco Ltd.	$259,856	$11,591	$(11,990)	$25,963	$4,093	$289,513	$2,499
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	775,859	(751,131)	-	-	24,728	574
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,149,350	12,426,744	(13,150,898)	-	-	425,196	7,124 *
Invesco Private Prime Fund	2,965,464	14,748,749	(16,621,550)	(91)	(124)	1,092,448	17,693 *
Total	$4,374,670	$27,962,943	$(30,535,569)	$25,872	$3,969	$1,831,885	$27,890

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.72%
AT&T, Inc.	11,689	$304,148
News Corp., Class A	11,178	287,051
Verizon Communications, Inc.	7,895	324,563
		915,762
Consumer Discretionary-6.15%
AutoZone, Inc.(b)	84	332,164
Home Depot, Inc. (The)	835	298,028
McDonald’s Corp.	1,266	394,764
O’Reilly Automotive, Inc.(b)	3,393	345,068
TJX Cos., Inc. (The)	2,629	399,398
Yum! Brands, Inc.	1,993	305,347
		2,074,769
Consumer Staples-14.79%
Altria Group, Inc.	5,482	323,493
Church & Dwight Co., Inc.	3,634	309,471
Clorox Co. (The)	3,026	326,626
Coca-Cola Co. (The)	5,533	404,573
Colgate-Palmolive Co.	4,269	343,185
Costco Wholesale Corp.	350	319,756
General Mills, Inc.	6,478	306,733
Kimberly-Clark Corp.	3,447	376,137
McCormick & Co., Inc.	4,443	299,814
Mondelez International, Inc., Class A	5,445	313,469
Monster Beverage Corp.(b)	4,132	309,859
PepsiCo, Inc.	2,107	313,395
Procter & Gamble Co. (The)	2,517	372,919
Sysco Corp.	4,340	330,708
Tyson Foods, Inc., Class A	5,816	337,619
		4,987,757
Energy-0.86%
Exxon Mobil Corp.	2,509	290,843
Financials-17.46%
Aflac, Inc.	2,763	304,787
American International Group, Inc.	3,852	293,368
Aon PLC, Class A	908	321,359
Bank of New York Mellon Corp. (The)	2,594	290,787
Berkshire Hathaway, Inc., Class B(b)	720	369,943
Cboe Global Markets, Inc.	1,162	299,994
Chubb Ltd.	1,177	348,604
CME Group, Inc., Class A	1,328	373,779
Hartford Insurance Group, Inc. (The)	2,408	329,968
Intercontinental Exchange, Inc.	2,278	358,330
Jack Henry & Associates, Inc.	1,925	335,874
Loews Corp.	3,254	351,009
Marsh & McLennan Cos., Inc.	1,867	342,501
Mastercard, Inc., Class A	554	304,994
Travelers Cos., Inc. (The)	1,057	309,553
Visa, Inc., Class A	919	307,350
W.R. Berkley Corp.	4,072	316,354
Willis Towers Watson PLC	1,027	329,667
		5,888,221
Health Care-8.61%
Abbott Laboratories	2,462	317,352
Boston Scientific Corp.(b)	2,866	291,128
Cencora, Inc.	872	321,707
Johnson & Johnson	1,858	384,457
Labcorp Holdings, Inc.	1,100	295,658
Medtronic PLC	3,383	356,331
	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.	1,654	$312,904
STERIS PLC	1,141	303,826
Stryker Corp.	868	322,184
		2,905,547
Industrials-9.80%
Automatic Data Processing, Inc.	1,346	343,634
Broadridge Financial Solutions, Inc.	1,412	322,063
General Dynamics Corp.	875	298,926
Illinois Tool Works, Inc.	1,254	312,597
L3Harris Technologies, Inc.	1,038	289,280
Republic Services, Inc.	1,816	394,181
Rollins, Inc.	5,516	339,124
Union Pacific Corp.	1,324	306,943
W.W. Grainger, Inc.	310	294,075
Waste Management, Inc.	1,851	403,278
		3,304,101
Information Technology-2.73%
Cisco Systems, Inc.	4,133	317,993
Roper Technologies, Inc.	708	315,924
Teledyne Technologies, Inc.(b)	576	287,723
		921,640
Materials-2.98%
Ecolab, Inc.	1,304	358,809
Linde PLC	854	350,413
Martin Marietta Materials, Inc.	474	295,416
		1,004,638
Real Estate-11.70%
AvalonBay Communities, Inc.	1,705	310,208
Camden Property Trust	3,018	320,934
Invitation Homes, Inc.	11,383	321,001
Kimco Realty Corp.	14,427	298,062
Mid-America Apartment Communities, Inc.	2,479	336,871
Public Storage	1,073	294,581
Realty Income Corp.	6,749	388,810
Regency Centers Corp.	5,059	359,998
UDR, Inc.	8,515	310,116
Ventas, Inc.	3,984	321,230
VICI Properties, Inc.	11,784	339,615
Welltower, Inc.	1,662	346,062
		3,947,488
Utilities-22.14%
Alliant Energy Corp.	5,394	374,721
Ameren Corp.	3,649	388,071
American Electric Power Co., Inc.	2,828	350,022
Atmos Energy Corp.	2,237	394,540
CenterPoint Energy, Inc.(c)	9,845	393,603
CMS Energy Corp.	5,360	404,358
Consolidated Edison, Inc.	3,510	352,264
Dominion Energy, Inc.	5,024	315,356
DTE Energy Co.	2,805	384,369
Duke Energy Corp.	3,234	400,822
Evergy, Inc.	5,454	423,503
Exelon Corp.	7,923	373,332
FirstEnergy Corp.	7,391	352,699
NiSource, Inc.	7,774	343,067
Pinnacle West Capital Corp.	4,376	397,603
PPL Corp.	10,418	384,424
Public Service Enterprise Group, Inc.	3,673	306,769
Southern Co. (The)	4,252	387,442
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	3,594	$402,780
Xcel Energy, Inc.	4,100	336,651
		7,466,396
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $31,056,835)		33,707,162
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.38%
Invesco Private Government Fund, 4.00%(d)(e)(f)	36,298	36,298
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(d)(e)(f)	91,954	$91,982
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,280)		128,280
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $31,185,115)		33,835,442
OTHER ASSETS LESS LIABILITIES-(0.32)%		(108,230)
NET ASSETS-100.00%		$33,727,212

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,113	$192,746	$(193,859)	$-	$-	$-	$185
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	791,241	2,247,976	(3,002,919)	-	-	36,298	2,877 *
Invesco Private Prime Fund	2,058,153	4,243,751	(6,210,031)	(175)	284	91,982	8,079 *
Total	$2,850,507	$6,684,473	$(9,406,809)	$(175)	$284	$128,280	$11,141

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-3.04%
Meta Platforms, Inc., Class A	6,794	$4,402,172
Trade Desk, Inc. (The), Class A(b)	102,830	4,067,955
Warner Bros. Discovery, Inc.(b)	228,467	5,483,208
		13,953,335
Consumer Discretionary-13.38%
Airbnb, Inc., Class A(b)	30,535	3,572,290
Amazon.com, Inc.(b)	16,381	3,820,377
Best Buy Co., Inc.	49,782	3,946,717
Carnival Corp.(b)	188,894	4,869,687
Deckers Outdoor Corp.(b)	47,115	4,147,533
DoorDash, Inc., Class A(b)	20,140	3,995,172
Expedia Group, Inc.	15,391	3,935,325
MGM Resorts International(b)	123,361	4,353,410
Norwegian Cruise Line Holdings Ltd.(b)	262,290	4,841,873
Ralph Lauren Corp.	12,419	4,561,871
Royal Caribbean Cruises Ltd.(c)	17,474	4,652,452
Tapestry, Inc.	36,084	3,943,260
Tesla, Inc.(b)	16,256	6,992,844
Williams-Sonoma, Inc.(c)	20,729	3,731,427
		61,364,238
Consumer Staples-0.92%
Estee Lauder Cos., Inc. (The), Class A	44,689	4,203,894
Energy-1.80%
APA Corp.	190,473	4,756,111
Texas Pacific Land Corp.	4,072	3,519,389
		8,275,500
Financials-19.15%
American Express Co.	10,713	3,913,138
Apollo Global Management, Inc.	38,695	5,101,936
Blackstone, Inc., Class A	31,966	4,680,462
Block, Inc., Class A(b)	75,906	5,070,521
Capital One Financial Corp.	20,390	4,466,837
Citigroup, Inc.	36,304	3,761,094
Citizens Financial Group, Inc.	72,865	3,941,996
Coinbase Global, Inc., Class A(b)	22,979	6,269,131
Corpay, Inc.(b)	14,720	4,354,176
Global Payments, Inc.	48,431	3,669,133
Goldman Sachs Group, Inc. (The)	4,915	4,059,987
Huntington Bancshares, Inc.	229,217	3,736,237
Interactive Brokers Group, Inc., Class A	65,831	4,280,332
Invesco Ltd.(d)	181,152	4,429,166
KeyCorp	210,914	3,876,599
KKR & Co., Inc., Class A	44,878	5,489,028
Morgan Stanley	23,643	4,011,271
Robinhood Markets, Inc., Class A(b)	60,104	7,722,763
Synchrony Financial	64,689	5,004,341
		87,838,148
Health Care-1.76%
Align Technology, Inc.(b)	26,108	3,842,836
Charles River Laboratories International, Inc.(b)	23,805	4,240,623
		8,083,459
Industrials-10.50%
Delta Air Lines, Inc.	85,189	5,460,615
Eaton Corp. PLC	11,151	3,857,019
EMCOR Group, Inc.	6,191	3,807,898
Emerson Electric Co.	28,559	3,809,200
GE Vernova, Inc.	8,790	5,271,978
	Shares	Value
Industrials-(continued)
Howmet Aerospace, Inc.	18,248	$3,733,358
Parker-Hannifin Corp.	4,687	4,038,788
Southwest Airlines Co.(c)	111,547	3,882,951
Stanley Black & Decker, Inc.	64,222	4,593,158
United Airlines Holdings, Inc.(b)	59,423	6,058,769
United Rentals, Inc.	4,486	3,656,898
		48,170,632
Information Technology-40.15%
Advanced Micro Devices, Inc.(b)	22,408	4,874,412
Amphenol Corp., Class A	26,770	3,771,893
Analog Devices, Inc.	18,847	5,000,863
Apple, Inc.	13,534	3,773,956
Applied Materials, Inc.	20,116	5,074,261
AppLovin Corp., Class A(b)	11,478	6,880,831
Arista Networks, Inc.(b)	36,418	4,759,104
Broadcom, Inc.	15,124	6,094,367
Cadence Design Systems, Inc.(b)	12,827	3,999,972
CrowdStrike Holdings, Inc., Class A(b)	8,665	4,411,871
Datadog, Inc., Class A(b)	20,319	3,251,243
Dell Technologies, Inc., Class C	37,585	5,011,960
EPAM Systems, Inc.(b)	21,452	4,011,524
Hewlett Packard Enterprise Co.	204,192	4,465,679
Intel Corp.(b)	118,134	4,791,515
Jabil, Inc.	18,588	3,916,678
Keysight Technologies, Inc.(b)	20,793	4,115,974
KLA Corp.	4,022	4,727,740
Lam Research Corp.	33,270	5,190,120
Microchip Technology, Inc.	111,080	5,951,666
Micron Technology, Inc.	25,466	6,022,200
Monolithic Power Systems, Inc.	6,980	6,478,627
NetApp, Inc.	33,629	3,751,651
NVIDIA Corp.	28,450	5,035,650
NXP Semiconductors N.V. (Netherlands)	25,208	4,914,048
ON Semiconductor Corp.(b)	115,702	5,812,869
Oracle Corp.	19,044	3,845,936
Palantir Technologies, Inc., Class A(b)	33,029	5,563,735
QUALCOMM, Inc.	24,471	4,113,330
Seagate Technology Holdings PLC	13,622	3,769,071
ServiceNow, Inc.(b)	4,586	3,725,712
Skyworks Solutions, Inc.	68,901	4,544,021
Super Micro Computer, Inc.(b)(c)	159,484	5,398,533
Synopsys, Inc.(b)	10,489	4,384,507
Teradyne, Inc.	28,977	5,270,627
Texas Instruments, Inc.	23,989	4,036,629
Trimble, Inc.(b)	48,958	3,986,160
Western Digital Corp.	28,947	4,727,914
Zebra Technologies Corp., Class A(b)	18,796	4,750,689
		184,207,538
Materials-5.68%
Albemarle Corp.	42,017	5,461,790
Dow, Inc.	176,701	4,214,319
DuPont de Nemours, Inc.	95,717	3,806,665
Freeport-McMoRan, Inc.	107,411	4,616,525
Nucor Corp.	25,185	4,016,755
Steel Dynamics, Inc.	23,490	3,942,327
		26,058,381
Utilities-3.47%
Constellation Energy Corp.	13,834	5,040,556
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	29,266	$4,960,294
Vistra Corp.	32,987	5,900,055
		15,900,905
Total Common Stocks & Other Equity Interests (Cost $451,545,941)		458,056,030
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $433,798)	433,798	433,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $451,979,739)		458,489,828
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.29%
Invesco Private Government Fund, 4.00%(d)(e)(f)	4,233,525	$4,233,525
Invesco Private Prime Fund, 4.12%(d)(e)(f)	10,874,610	10,877,872
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,111,397)		15,111,397
TOTAL INVESTMENTS IN SECURITIES-103.24% (Cost $467,091,136)		473,601,225
OTHER ASSETS LESS LIABILITIES-(3.24)%		(14,867,481)
NET ASSETS-100.00%		$458,733,744

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$4,168,622	$1,892,265	$(2,114,768)	$126,249	$356,798	$4,429,166	$42,946
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,906,876	(1,473,078)	-	-	433,798	2,773
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,351,474	26,044,232	(30,162,181)	-	-	4,233,525	55,018 *
Invesco Private Prime Fund	23,478,915	55,715,792	(68,316,913)	(1,110)	1,188	10,877,872	147,429 *
Total	$35,999,011	$85,559,165	$(102,066,940)	$125,139	$357,986	$19,974,361	$248,166

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-2.23%
Comcast Corp., Class A	3,741	$99,847
Omnicom Group, Inc.(b)	1,251	89,597
		189,444
Consumer Discretionary-4.11%
D.R. Horton, Inc.	192	30,530
Domino’s Pizza, Inc.	110	46,159
Garmin Ltd.	170	33,204
Lennar Corp., Class A(b)	415	54,489
NIKE, Inc., Class B	936	60,494
Starbucks Corp.	1,006	87,633
Williams-Sonoma, Inc.(b)	202	36,362
		348,871
Consumer Staples-14.90%
Altria Group, Inc.	2,595	153,131
Brown-Forman Corp., Class B(b)	3,406	98,706
Conagra Brands, Inc.	11,016	196,636
General Mills, Inc.	2,633	124,672
Hormel Foods Corp.	5,498	127,609
Kroger Co. (The)	833	56,044
Lamb Weston Holdings, Inc.	1,128	66,620
McCormick & Co., Inc.	1,125	75,915
Mondelez International, Inc., Class A	1,395	80,310
PepsiCo, Inc.	786	116,910
Philip Morris International, Inc.	610	96,063
Procter & Gamble Co. (The)	497	73,635
		1,266,251
Energy-10.83%
Baker Hughes Co., Class A	1,102	55,320
Chevron Corp.	771	116,521
ConocoPhillips	981	87,005
Coterra Energy, Inc.	4,299	115,385
Devon Energy Corp.	2,180	80,791
Diamondback Energy, Inc.	528	80,568
EOG Resources, Inc.	876	94,477
Marathon Petroleum Corp.	282	54,632
ONEOK, Inc.	2,104	153,213
Williams Cos., Inc. (The)	1,352	82,377
		920,289
Financials-22.24%
Aflac, Inc.	512	56,479
American Express Co.	89	32,509
American International Group, Inc.	739	56,282
Bank of America Corp.	1,162	62,341
Bank of New York Mellon Corp. (The)	490	54,929
BlackRock, Inc.	48	50,270
Citigroup, Inc.	646	66,926
Citizens Financial Group, Inc.	1,763	95,378
Fifth Third Bancorp	2,175	94,526
Franklin Resources, Inc.	6,340	143,221
Goldman Sachs Group, Inc. (The)	69	56,997
Huntington Bancshares, Inc.	6,129	99,903
JPMorgan Chase & Co.	169	52,911
KeyCorp	6,821	125,370
M&T Bank Corp.	423	80,463
Morgan Stanley	432	73,293
Northern Trust Corp.	491	64,488
Principal Financial Group, Inc.	1,218	103,311
Prudential Financial, Inc.	1,363	147,545
Regions Financial Corp.	4,421	112,514
	Shares	Value
Financials-(continued)
State Street Corp.	656	$78,077
Synchrony Financial	634	49,046
Truist Financial Corp.	2,857	132,850
		1,889,629
Health Care-10.19%
AbbVie, Inc.	343	78,101
Amgen, Inc.	314	108,474
Bristol-Myers Squibb Co.	3,340	164,328
Cigna Group (The)	191	52,961
Elevance Health, Inc.	165	55,813
Merck & Co., Inc.	1,229	128,836
Pfizer, Inc.	7,009	180,412
UnitedHealth Group, Inc.	187	61,667
Zoetis, Inc.	273	34,993
		865,585
Industrials-5.24%
Automatic Data Processing, Inc.	206	52,592
Fastenal Co.	1,056	42,662
FedEx Corp.	280	77,190
General Electric Co.	51	15,221
Illinois Tool Works, Inc.	260	64,813
Northrop Grumman Corp.	65	37,196
Paychex, Inc.	738	82,427
Snap-on, Inc.	214	72,771
		444,872
Information Technology-3.27%
Accenture PLC, Class A	286	71,500
Analog Devices, Inc.	191	50,680
Applied Materials, Inc.	121	30,522
HP, Inc.	4,328	105,690
Monolithic Power Systems, Inc.	21	19,492
		277,884
Materials-3.53%
LyondellBasell Industries N.V., Class A	6,124	300,015
Real Estate-10.50%
American Tower Corp.	526	95,348
Equinix, Inc.	82	61,771
Essex Property Trust, Inc.	399	105,184
Invitation Homes, Inc.	4,059	114,464
Iron Mountain, Inc.	821	70,893
Mid-America Apartment Communities, Inc.	939	127,601
Prologis, Inc.	886	113,878
SBA Communications Corp., Class A	357	69,354
VICI Properties, Inc.	4,647	133,927
		892,420
Utilities-12.98%
AES Corp. (The)	9,801	137,802
Alliant Energy Corp.	1,215	84,406
American Water Works Co., Inc.	454	59,052
Atmos Energy Corp.	330	58,202
CMS Energy Corp.	1,113	83,965
Entergy Corp.	733	71,482
Evergy, Inc.	1,251	97,140
Eversource Energy	1,573	105,674
NextEra Energy, Inc.	1,006	86,808
NiSource, Inc.	1,654	72,991
Public Service Enterprise Group, Inc.	1,002	83,687
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	750	$84,052
Xcel Energy, Inc.	942	77,348
		1,102,609
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $8,114,459)		8,497,869
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.83%
Invesco Private Government Fund, 4.00%(c)(d)(e)	67,443	67,443
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(c)(d)(e)	173,125	$173,177
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $240,620)		240,620
TOTAL INVESTMENTS IN SECURITIES-102.85% (Cost $8,355,079)		8,738,489
OTHER ASSETS LESS LIABILITIES-(2.85)%		(242,227)
NET ASSETS-100.00%		$8,496,262

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$78,263	$(78,263)	$-	$-	$-	$77
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,685	740,978	(732,220)	-	-	67,443	691 *
Invesco Private Prime Fund	152,761	1,408,695	(1,388,243)	(11)	(25)	173,177	1,882 *
Total	$211,446	$2,227,936	$(2,198,726)	$(11)	$(25)	$240,620	$2,650

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-6.89%
AT&T, Inc.	1,862,612	$48,465,164
Comcast Corp., Class A	1,332,858	35,573,980
Omnicom Group, Inc.(b)	689,092	49,352,769
Verizon Communications, Inc.	1,932,305	79,437,059
		212,828,972
Consumer Staples-17.02%
Altria Group, Inc.	1,558,931	91,992,518
Campbell’s Co. (The)(b)	2,050,160	62,488,877
Clorox Co. (The)	417,007	45,011,736
Conagra Brands, Inc.	4,694,333	83,793,844
General Mills, Inc.	1,210,651	57,324,325
J.M. Smucker Co. (The)	535,746	55,814,018
Kraft Heinz Co. (The)	2,867,071	73,138,981
PepsiCo, Inc.	378,933	56,362,494
		525,926,793
Energy-9.00%
Chevron Corp.	414,021	62,570,994
Coterra Energy, Inc.	1,914,312	51,380,134
Exxon Mobil Corp.	446,111	51,713,187
Kinder Morgan, Inc.	1,939,631	52,990,719
ONEOK, Inc.	816,222	59,437,286
		278,092,320
Financials-12.01%
Principal Financial Group, Inc.	618,726	52,480,339
Prudential Financial, Inc.	630,267	68,226,403
Regions Financial Corp.	2,160,861	54,993,912
T. Rowe Price Group, Inc.	650,784	66,627,266
Truist Financial Corp.	1,425,039	66,264,314
U.S. Bancorp	1,275,002	62,538,848
		371,131,082
Health Care-12.82%
AbbVie, Inc.	244,604	55,696,331
Amgen, Inc.	144,466	49,907,224
Bristol-Myers Squibb Co.	1,461,659	71,913,623
Johnson & Johnson	260,591	53,921,490
Merck & Co., Inc.	659,578	69,143,562
Pfizer, Inc.	3,714,638	95,614,782
		396,197,012
Industrials-2.64%
United Parcel Service, Inc., Class B	853,016	81,710,403
Materials-2.09%
Amcor PLC	7,588,609	64,654,949
	Shares	Value
Real Estate-22.69%
Alexandria Real Estate Equities, Inc.	1,186,121	$63,659,114
BXP, Inc.(b)	1,087,800	78,713,208
Crown Castle, Inc.	676,898	61,787,249
Federal Realty Investment Trust	642,226	63,406,973
Healthpeak Properties, Inc.	4,845,552	88,479,779
Host Hotels & Resorts, Inc.	4,210,858	74,237,427
Kimco Realty Corp.	2,841,618	58,707,828
Realty Income Corp.	1,271,168	73,231,988
Simon Property Group, Inc.	417,727	77,830,895
VICI Properties, Inc.	2,112,506	60,882,423
		700,936,884
Utilities-14.72%
American Electric Power Co., Inc.	427,541	52,916,750
Dominion Energy, Inc.	1,075,089	67,483,336
Duke Energy Corp.	390,701	48,423,482
Evergy, Inc.	732,237	56,858,203
Eversource Energy	922,233	61,955,613
Exelon Corp.	1,076,288	50,714,690
FirstEnergy Corp.	1,368,156	65,288,404
Pinnacle West Capital Corp.	561,753	51,040,878
		454,681,356
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $3,108,387,968)		3,086,159,771
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.03%
Invesco Private Government Fund, 4.00%(c)(d)(e)	26,258,212	26,258,212
Invesco Private Prime Fund, 4.12%(c)(d)(e)	67,428,027	67,448,255
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,706,467)		93,706,467
TOTAL INVESTMENTS IN SECURITIES-102.91% (Cost $3,202,094,435)		3,179,866,238
OTHER ASSETS LESS LIABILITIES-(2.91)%		(89,981,754)
NET ASSETS-100.00%		$3,089,884,484

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,550,109	$(21,550,109)	$-	$-	$-	$27,147
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,405,144	146,261,048	(153,407,980)	-	-	26,258,212	325,724 *
Invesco Private Prime Fund	86,880,541	287,144,726	(306,579,898)	(5,015)	7,901	67,448,255	881,030 *
Total	$120,285,685	$454,955,883	$(481,537,987)	$(5,015)	$7,901	$93,706,467	$1,233,901

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.71%
AT&T, Inc.	2,644,695	$68,814,964
News Corp., Class A	2,528,969	64,943,924
Verizon Communications, Inc.	1,786,127	73,427,681
		207,186,569
Consumer Discretionary-6.14%
AutoZone, Inc.(b)	18,879	74,653,796
Home Depot, Inc. (The)	188,871	67,411,837
McDonald’s Corp.	286,547	89,351,085
O’Reilly Automotive, Inc.(b)	767,828	78,088,108
TJX Cos., Inc. (The)	594,773	90,357,914
Yum! Brands, Inc.	450,879	69,079,172
		468,941,912
Consumer Staples-13.85%
Altria Group, Inc.	1,240,308	73,190,575
Church & Dwight Co., Inc.	822,300	70,027,068
Clorox Co. (The)	684,818	73,919,255
Coca-Cola Co. (The)	1,251,960	91,543,315
Colgate-Palmolive Co.	965,827	77,642,832
Costco Wholesale Corp.	79,308	72,454,996
General Mills, Inc.	1,465,628	69,397,486
Kimberly-Clark Corp.	779,893	85,101,924
McCormick & Co., Inc.	1,005,235	67,833,258
Mondelez International, Inc., Class A	1,231,851	70,917,662
PepsiCo, Inc.	476,784	70,916,852
Procter & Gamble Co. (The)	569,584	84,389,565
Sysco Corp.	981,938	74,823,676
Tyson Foods, Inc., Class A	1,315,894	76,387,647
		1,058,546,111
Energy-0.86%
Exxon Mobil Corp.	567,527	65,787,730
Financials-18.32%
Aflac, Inc.	625,075	68,952,023
American International Group, Inc.	871,526	66,375,420
Aon PLC, Class A	205,487	72,725,959
Bank of New York Mellon Corp. (The)	587,051	65,808,417
Berkshire Hathaway, Inc., Class B(b)	162,894	83,696,566
Cboe Global Markets, Inc.	262,950	67,885,801
Chubb Ltd.	266,109	78,816,164
CME Group, Inc., Class A	300,607	84,608,846
Hartford Insurance Group, Inc. (The)	544,760	74,648,463
Intercontinental Exchange, Inc.	515,189	81,039,230
Jack Henry & Associates, Inc.	435,642	76,010,816
Loews Corp.	736,153	79,408,824
Marsh & McLennan Cos., Inc.	422,523	77,511,844
Mastercard, Inc., Class A	125,436	69,056,281
S&P Global, Inc.	134,642	67,163,469
Travelers Cos., Inc. (The)	239,015	69,997,933
Visa, Inc., Class A	208,033	69,574,557
W.R. Berkley Corp.(c)	921,291	71,575,098
Willis Towers Watson PLC	232,467	74,621,907
		1,399,477,618
Health Care-8.61%
Abbott Laboratories(c)	556,983	71,795,109
Boston Scientific Corp.(b)	648,546	65,879,303
Cencora, Inc.	197,389	72,822,724
Johnson & Johnson	420,528	87,015,654
Labcorp Holdings, Inc.	248,823	66,878,646
Medtronic PLC	765,203	80,598,832
	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.(c)	374,257	$70,801,939
STERIS PLC	258,495	68,832,048
Stryker Corp.	196,310	72,866,346
		657,490,601
Industrials-10.81%
Automatic Data Processing, Inc.	304,401	77,713,575
Broadridge Financial Solutions, Inc.	319,552	72,886,616
General Dynamics Corp.	197,866	67,596,962
Illinois Tool Works, Inc.	283,909	70,772,836
L3Harris Technologies, Inc.	234,747	65,421,641
Republic Services, Inc.	410,873	89,184,093
Rollins, Inc.	1,248,030	76,728,884
Union Pacific Corp.	299,717	69,483,392
Veralto Corp.	772,316	78,173,826
W.W. Grainger, Inc.(c)	70,119	66,516,987
Waste Management, Inc.	418,605	91,201,472
		825,680,284
Information Technology-2.73%
Cisco Systems, Inc.	935,273	71,959,904
Roper Technologies, Inc.	160,295	71,526,835
Teledyne Technologies, Inc.(b)	130,286	65,080,463
		208,567,202
Materials-2.10%
Ecolab, Inc.	294,876	81,138,080
Linde PLC	193,265	79,300,495
		160,438,575
Real Estate-11.69%
AvalonBay Communities, Inc.(c)	385,885	70,207,917
Camden Property Trust(c)	682,632	72,591,087
Invitation Homes, Inc.	2,575,522	72,629,720
Kimco Realty Corp.	3,264,019	67,434,633
Mid-America Apartment Communities, Inc.	561,018	76,236,736
Public Storage	242,776	66,651,723
Realty Income Corp.	1,526,967	87,968,569
Regency Centers Corp.	1,144,619	81,451,088
UDR, Inc.(c)	1,926,587	70,166,299
Ventas, Inc.	902,157	72,740,919
VICI Properties, Inc.	2,666,070	76,836,137
Welltower, Inc.	375,970	78,284,473
		893,199,301
Utilities-22.11%
Alliant Energy Corp.(c)	1,220,342	84,777,159
Ameren Corp.	825,531	87,795,222
American Electric Power Co., Inc.	639,707	79,176,535
Atmos Energy Corp.(c)	506,380	89,310,241
CenterPoint Energy, Inc.(c)	2,227,420	89,052,252
CMS Energy Corp.(c)	1,212,683	91,484,805
Consolidated Edison, Inc.	794,308	79,716,751
Dominion Energy, Inc.	1,136,636	71,346,642
DTE Energy Co.	634,683	86,970,611
Duke Energy Corp.(c)	731,715	90,688,757
Evergy, Inc.	1,233,907	95,812,879
Exelon Corp.	1,792,627	84,468,584
FirstEnergy Corp.(c)	1,672,194	79,797,098
NiSource, Inc.	1,758,702	77,611,519
Pinnacle West Capital Corp.(c)	990,211	89,970,571
PPL Corp.	2,357,276	86,983,484
Public Service Enterprise Group, Inc.	831,109	69,414,224
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Southern Co. (The)	962,009	$87,658,260
WEC Energy Group, Inc.	813,279	91,144,178
Xcel Energy, Inc.(c)	928,695	76,255,146
		1,689,434,918
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $7,319,377,048)		7,634,750,821
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.04%
Invesco Private Government Fund, 4.00%(d)(e)(f)	43,453,370	43,453,370
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(d)(e)(f)	112,646,661	$112,680,455
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,133,825)		156,133,825
TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $7,475,510,873)		7,790,884,646
OTHER ASSETS LESS LIABILITIES-(1.97)%		(150,795,891)
NET ASSETS-100.00%		$7,640,088,755

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$46,214,197	$(46,214,197)	$-	$-	$-	$55,873
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,881,090	132,548,888	(174,976,608)	-	-	43,453,370	388,631 *
Invesco Private Prime Fund	223,435,518	339,555,491	(450,310,239)	(19,385)	19,070	112,680,455	1,054,217 *
Total	$309,316,608	$518,318,576	$(671,501,044)	$(19,385)	$19,070	$156,133,825	$1,498,721

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.86%
Communication Services-7.14%
Alphabet, Inc., Class C	283	$90,594
Meta Platforms, Inc., Class A	89	57,667
Netflix, Inc.(b)	329	35,394
T-Mobile US, Inc.	282	58,941
Verizon Communications, Inc.	227	9,332
		251,928
Consumer Discretionary-5.43%
Amazon.com, Inc.(b)	294	68,567
Home Depot, Inc. (The)	164	58,535
Tesla, Inc.(b)	150	64,525
		191,627
Consumer Staples-9.68%
Altria Group, Inc.	706	41,661
Church & Dwight Co., Inc.	18	1,533
Coca-Cola Co. (The)	998	72,974
Colgate-Palmolive Co.	121	9,727
General Mills, Inc.	135	6,392
Hershey Co. (The)	39	7,335
Hormel Foods Corp.(c)	370	8,588
Keurig Dr Pepper, Inc.	201	5,608
McCormick & Co., Inc.	287	19,367
Molson Coors Beverage Co., Class B	60	2,790
Monster Beverage Corp.(b)	251	18,822
PepsiCo, Inc.	66	9,817
Philip Morris International, Inc.	333	52,441
Procter & Gamble Co. (The)	430	63,709
Tyson Foods, Inc., Class A	363	21,072
		341,836
Energy-4.06%
Chevron Corp.	429	64,835
ConocoPhillips	99	8,780
Exxon Mobil Corp.	602	69,784
		143,399
Financials-18.51%
Allstate Corp. (The)	91	19,381
American International Group, Inc.	44	3,351
Arch Capital Group Ltd.(b)	231	21,696
Arthur J. Gallagher & Co.	48	11,886
Assurant, Inc.	56	12,777
Bank of America Corp.	1,351	72,481
Berkshire Hathaway, Inc., Class B(b)	138	70,906
Brown & Brown, Inc.	128	10,295
Chubb Ltd.	186	55,089
Cincinnati Financial Corp.(c)	72	12,066
Erie Indemnity Co., Class A(c)	30	8,865
Everest Group Ltd.	45	14,143
Hartford Insurance Group, Inc. (The)	144	19,732
JPMorgan Chase & Co.	225	70,443
Marsh & McLennan Cos., Inc.	93	17,061
Mastercard, Inc., Class A	84	46,245
Progressive Corp. (The)	163	37,293
Travelers Cos., Inc. (The)	72	21,086
Visa, Inc., Class A	200	66,888
W.R. Berkley Corp.(c)	228	17,713
Wells Fargo & Co.	513	44,041
		653,438
Health Care-15.27%
Abbott Laboratories(c)	518	66,770
	Shares	Value
Health Care-(continued)
AbbVie, Inc.	240	$54,648
Amgen, Inc.	122	42,146
Biogen, Inc.(b)	73	13,293
Boston Scientific Corp.(b)	193	19,605
Cardinal Health, Inc.	74	15,707
Cigna Group (The)	7	1,941
Cooper Cos., Inc. (The)(b)	246	19,171
Edwards Lifesciences Corp.(b)	31	2,687
Eli Lilly and Co.	18	19,359
Gilead Sciences, Inc.	127	15,982
IDEXX Laboratories, Inc.(b)	13	9,787
Incyte Corp.(b)	194	20,265
Intuitive Surgical, Inc.(b)	34	19,498
IQVIA Holdings, Inc.(b)	49	11,271
Johnson & Johnson	166	34,349
McKesson Corp.	12	10,573
Medtronic PLC	39	4,108
Merck & Co., Inc.	553	57,971
Mettler-Toledo International, Inc.(b)	1	1,477
Pfizer, Inc.	630	16,216
Regeneron Pharmaceuticals, Inc.	16	12,483
ResMed, Inc.(c)	6	1,535
STERIS PLC	17	4,527
Stryker Corp.	55	20,415
Vertex Pharmaceuticals, Inc.(b)	58	25,149
Zoetis, Inc.	141	18,073
		539,006
Industrials-3.72%
Boeing Co. (The)(b)	8	1,512
General Dynamics Corp.	50	17,081
General Electric Co.	236	70,434
Northrop Grumman Corp.	3	1,717
RTX Corp.	76	13,293
TransDigm Group, Inc.	6	8,161
Verisk Analytics, Inc.	85	19,131
		131,329
Information Technology-27.77%
Accenture PLC, Class A	279	69,750
Adobe, Inc.(b)	139	44,498
Advanced Micro Devices, Inc.(b)	11	2,393
Amphenol Corp., Class A	183	25,785
Analog Devices, Inc.	84	22,289
Apple, Inc.	299	83,376
Applied Materials, Inc.	79	19,928
Arista Networks, Inc.(b)	145	18,949
Broadcom, Inc.	160	64,474
Cisco Systems, Inc.	994	76,478
International Business Machines Corp.	182	56,162
Intuit, Inc.	102	64,676
KLA Corp.	4	4,702
Lam Research Corp.	78	12,168
Micron Technology, Inc.	34	8,040
Microsoft Corp.	135	66,421
NVIDIA Corp.	246	43,542
Oracle Corp.	206	41,602
Palantir Technologies, Inc., Class A(b)	10	1,684
Palo Alto Networks, Inc.(b)	155	29,470
QUALCOMM, Inc.	298	50,091
Salesforce, Inc.	272	62,707
ServiceNow, Inc.(b)	45	36,558
Synopsys, Inc.(b)	75	31,351
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Teledyne Technologies, Inc.(b)	18	$8,991
Texas Instruments, Inc.	205	34,495
		980,580
Materials-2.13%
Linde PLC	35	14,361
Newmont Corp.	672	60,971
		75,332
Utilities-5.15%
Alliant Energy Corp.(c)	281	19,521
Ameren Corp.	103	10,954
Consolidated Edison, Inc.	136	13,649
DTE Energy Co.	12	1,644
Duke Energy Corp.(c)	195	24,168
NextEra Energy, Inc.(c)	260	22,435
Pinnacle West Capital Corp.	78	7,087
PPL Corp.	63	2,325
Public Service Enterprise Group, Inc.	124	10,357
Sempra	21	1,989
Southern Co. (The)	459	41,824
WEC Energy Group, Inc.	152	17,035
Xcel Energy, Inc.	108	8,868
		181,856
Total Common Stocks & Other Equity Interests (Cost $3,587,896)		3,490,331
	Shares	Value
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $34,552)	34,552	$34,552
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $3,622,448)		3,524,883
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.87%
Invesco Private Government Fund, 4.00%(d)(e)(f)	18,552	18,552
Invesco Private Prime Fund, 4.12%(d)(e)(f)	47,633	47,647
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,199)		66,199
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $3,688,647)		3,591,082
OTHER ASSETS LESS LIABILITIES-(1.71)%		(60,498)
NET ASSETS-100.00%		$3,530,584

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$48	$56,610	$(22,106)	$-	$-	$34,552	$35
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,209	753,255	(758,912)	-	-	18,552	330 *
Invesco Private Prime Fund	63,320	1,214,166	(1,229,831)	(5)	(3)	47,647	789 *
Total	$87,577	$2,024,031	$(2,010,849)	$(5)	$(3)	$100,751	$1,154

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-14.53%
AT&T, Inc.	7,518,651	$195,635,299
Fox Corp., Class A(b)	190,330	12,466,615
Fox Corp., Class B	115,867	6,750,411
Live Nation Entertainment, Inc.(b)(c)	144,691	19,019,632
Meta Platforms, Inc., Class A	1,524,175	987,589,191
Netflix, Inc.(c)	5,098,396	548,485,442
Take-Two Interactive Software, Inc.(c)	143,232	35,245,098
TKO Group Holdings, Inc.	60,613	11,752,255
T-Mobile US, Inc.	324,614	67,847,572
		1,884,791,515
Consumer Discretionary-4.29%
Booking Holdings, Inc.	28,346	139,311,803
Carnival Corp.(b)(c)	918,370	23,675,579
Darden Restaurants, Inc.	88,770	15,941,317
DoorDash, Inc., Class A(c)	540,576	107,234,061
eBay, Inc.	454,015	37,587,902
Hilton Worldwide Holdings, Inc.	142,206	40,532,976
O’Reilly Automotive, Inc.(c)	687,401	69,908,682
Ralph Lauren Corp.	35,962	13,209,921
Royal Caribbean Cruises Ltd.	283,939	75,598,759
Tapestry, Inc.	304,169	33,239,588
		556,240,588
Consumer Staples-6.09%
Altria Group, Inc.	1,539,850	90,866,549
Kroger Co. (The)(b)	420,284	28,276,708
Philip Morris International, Inc.	1,402,184	220,815,936
Walmart, Inc.	4,067,891	449,542,634
		789,501,827
Energy-1.21%
EQT Corp.	488,003	29,699,863
Expand Energy Corp.	176,474	21,517,475
Kinder Morgan, Inc.	1,552,214	42,406,486
Williams Cos., Inc. (The)	1,037,797	63,232,971
		156,856,795
Financials-20.01%
Bank of New York Mellon Corp. (The)	827,965	92,814,877
BlackRock, Inc.	91,720	96,058,356
Capital One Financial Corp.	409,781	89,770,724
Cboe Global Markets, Inc.	81,129	20,945,074
Charles Schwab Corp. (The)	1,672,834	155,121,897
Citigroup, Inc.	1,429,990	148,146,964
CME Group, Inc., Class A	466,227	131,224,251
Globe Life, Inc.	77,343	10,420,422
Goldman Sachs Group, Inc. (The)	220,684	182,293,811
Interactive Brokers Group, Inc., Class A	567,740	36,914,455
Intercontinental Exchange, Inc.	405,684	63,814,093
JPMorgan Chase & Co.	2,207,434	691,103,437
Morgan Stanley	844,736	143,317,910
Nasdaq, Inc.	428,614	38,969,585
Northern Trust Corp.	168,218	22,093,752
Raymond James Financial, Inc.(b)	147,699	23,120,801
State Street Corp.	202,173	24,062,630
Visa, Inc., Class A(b)	1,271,128	425,116,048
W.R. Berkley Corp.(b)	210,021	16,316,532
Wells Fargo & Co.	2,151,660	184,720,011
		2,596,345,630
Health Care-2.86%
Boston Scientific Corp.(c)	1,387,328	140,924,778
	Shares	Value
Health Care-(continued)
Cardinal Health, Inc.	286,271	$60,763,882
Gilead Sciences, Inc.	1,219,002	153,399,212
Insulet Corp.(c)	48,661	15,921,393
		371,009,265
Industrials-10.27%
Axon Enterprise, Inc.(c)	96,686	52,223,976
Deere & Co.	201,796	93,732,224
Fastenal Co.	827,935	33,448,574
GE Vernova, Inc.	397,602	238,469,752
General Electric Co.	981,531	292,937,927
Howmet Aerospace, Inc.	463,312	94,789,002
Johnson Controls International PLC	539,058	62,697,836
Parker-Hannifin Corp.	74,923	64,561,149
Quanta Services, Inc.(b)	109,542	50,923,885
Republic Services, Inc.	128,507	27,893,729
RTX Corp.	1,035,147	181,057,562
Trane Technologies PLC	145,339	61,257,482
TransDigm Group, Inc.	37,737	51,328,735
United Airlines Holdings, Inc.(c)	270,944	27,625,450
		1,332,947,283
Information Technology-35.18%
Amphenol Corp., Class A	1,149,733	161,997,380
Broadcom, Inc.	3,635,161	1,464,824,476
Cisco Systems, Inc.	3,813,217	293,388,916
Corning, Inc.	738,768	62,204,266
CrowdStrike Holdings, Inc., Class A(c)	252,594	128,610,761
F5, Inc.(b)(c)	53,539	12,804,387
Fortinet, Inc.(c)	561,170	45,527,722
International Business Machines Corp.(b)	647,839	199,910,159
Jabil, Inc.	126,250	26,602,137
NVIDIA Corp.	6,463,812	1,144,094,724
Oracle Corp.	1,588,839	320,866,036
Palantir Technologies, Inc., Class A(c)	3,325,917	560,250,719
Seagate Technology Holdings PLC	161,055	44,562,308
TE Connectivity PLC (Switzerland)	202,220	45,732,053
Teledyne Technologies, Inc.(c)	34,310	17,138,531
Trimble, Inc.(b)(c)	196,328	15,985,026
VeriSign, Inc.	75,267	18,966,531
		4,563,466,132
Materials-0.24%
Corteva, Inc.	456,507	30,800,527
Real Estate-1.64%
CBRE Group, Inc., Class A(c)	204,818	33,145,697
Ventas, Inc.	309,789	24,978,287
Welltower, Inc.	740,708	154,230,220
		212,354,204
Utilities-3.59%
Ameren Corp.	237,454	25,253,233
Atmos Energy Corp.	126,367	22,287,348
CenterPoint Energy, Inc.(b)	709,452	28,363,891
Constellation Energy Corp.	220,488	80,337,008
Entergy Corp.	485,540	47,349,861
Evergy, Inc.	194,971	15,139,498
Exelon Corp.(b)	735,062	34,636,121
NiSource, Inc.	478,003	21,094,272
NRG Energy, Inc.	216,426	36,682,043
PPL Corp.	538,800	19,881,720
Vistra Corp.	353,792	63,279,237
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	295,764	$33,146,272
Xcel Energy, Inc.	469,319	38,535,783
		465,986,287
Total Common Stocks & Other Equity Interests (Cost $11,744,995,438)		12,960,300,053
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $6,769,923)	6,769,923	6,769,923
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $11,751,765,361)		12,967,069,976
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Private Government Fund, 4.00%(d)(e)(f)	14,486,828	$14,486,828
Invesco Private Prime Fund, 4.12%(d)(e)(f)	44,241,655	44,254,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,741,756)		58,741,756
TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $11,810,507,117)		13,025,811,732
OTHER ASSETS LESS LIABILITIES-(0.41)%		(53,363,242)
NET ASSETS-100.00%		$12,972,448,490

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,323,939	$43,640,258	$(49,194,274)	$-	$-	$6,769,923	$83,732
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,839,575	132,937,324	(158,290,071)	-	-	14,486,828	209,365 *
Invesco Private Prime Fund	103,419,667	268,983,352	(328,153,997)	(6,986)	12,892	44,254,928	566,642 *
Total	$155,583,181	$445,560,934	$(535,638,342)	$(6,986)	$12,892	$65,511,679	$859,739

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-11.22%
Alphabet, Inc., Class C	265,930	$85,129,512
AT&T, Inc.	207,937	5,410,521
Charter Communications, Inc., Class A(b)(c)	2,764	553,132
Comcast Corp., Class A	109,245	2,915,749
Electronic Arts, Inc.	6,599	1,333,196
Fox Corp., Class A	9,991	654,410
Live Nation Entertainment, Inc.(b)	4,397	577,986
Meta Platforms, Inc., Class A	61,218	39,666,203
Netflix, Inc.(b)	118,424	12,740,054
News Corp., Class A	14,797	379,987
Omnicom Group, Inc.(c)	5,761	412,603
Paramount Skydance Corp.(c)	8,641	138,429
Take-Two Interactive Software, Inc.(b)	4,734	1,164,895
TKO Group Holdings, Inc.	1,872	362,962
T-Mobile US, Inc.	14,444	3,018,940
Trade Desk, Inc. (The), Class A(b)	15,191	600,956
Verizon Communications, Inc.	123,532	5,078,400
Walt Disney Co. (The)	52,946	5,531,269
Warner Bros. Discovery, Inc.(b)	59,839	1,436,136
		167,105,340
Consumer Discretionary-7.62%
Airbnb, Inc., Class A(b)	13,272	1,552,691
Amazon.com, Inc.(b)	269,557	62,866,083
Aptiv PLC(b)	6,048	469,022
Best Buy Co., Inc.	5,299	420,105
Booking Holdings, Inc.	959	4,713,188
Carnival Corp.(b)	30,565	787,966
D.R. Horton, Inc.	7,772	1,235,826
Darden Restaurants, Inc.	3,271	587,406
Deckers Outdoor Corp.(b)	4,552	400,712
DoorDash, Inc., Class A(b)	9,478	1,880,151
eBay, Inc.	13,106	1,085,046
Expedia Group, Inc.	3,475	888,523
Ford Motor Co.	117,136	1,555,566
Garmin Ltd.	4,518	882,456
General Motors Co.	28,435	2,090,541
Genuine Parts Co.	3,963	516,775
Home Depot, Inc. (The)	28,074	10,020,172
Las Vegas Sands Corp.	10,271	700,071
Lennar Corp., Class A	6,484	851,349
LKQ Corp.	7,510	222,972
lululemon athletica, Inc.(b)	3,899	718,118
MGM Resorts International(b)(c)	6,541	230,832
Mohawk Industries, Inc.(b)	1,457	168,866
NIKE, Inc., Class B	35,499	2,294,300
Norwegian Cruise Line Holdings Ltd.(b)	12,498	230,713
NVR, Inc.(b)	85	638,120
O’Reilly Automotive, Inc.(b)	24,376	2,479,039
Pool Corp.	1,040	253,344
PulteGroup, Inc.	5,602	712,518
Ralph Lauren Corp.	1,143	419,858
Ross Stores, Inc.	9,291	1,638,561
Royal Caribbean Cruises Ltd.(c)	7,691	2,047,729
Tapestry, Inc.	5,754	628,797
TJX Cos., Inc. (The)	31,428	4,774,542
Tractor Supply Co.	16,046	879,000
Ulta Beauty, Inc.(b)	1,241	668,688
Williams-Sonoma, Inc.	3,261	587,013
Wynn Resorts Ltd.	2,607	335,469
		113,432,128
	Shares	Value
Consumer Staples-5.39%
Altria Group, Inc.	49,419	$2,916,215
Archer-Daniels-Midland Co.	14,412	875,385
Brown-Forman Corp., Class B(c)	5,729	166,026
Bunge Global S.A.	3,930	377,555
Church & Dwight Co., Inc.	7,071	602,166
Clorox Co. (The)	3,389	365,809
Coca-Cola Co. (The)	113,165	8,274,625
Colgate-Palmolive Co.	23,738	1,908,298
Conagra Brands, Inc.	13,501	240,993
Costco Wholesale Corp.	12,555	11,470,122
Dollar General Corp.	6,438	704,897
Dollar Tree, Inc.(b)(c)	6,239	691,344
General Mills, Inc.	15,467	732,362
Hershey Co. (The)	4,200	789,936
Hormel Foods Corp.	8,493	197,123
J.M. Smucker Co. (The)	3,057	318,478
Kellanova	7,735	646,955
Kenvue, Inc.	61,634	1,069,350
Keurig Dr Pepper, Inc.	41,232	1,150,373
Kimberly-Clark Corp.	9,585	1,045,915
Kraft Heinz Co. (The)	25,962	662,291
Kroger Co. (The)	17,752	1,194,355
Lamb Weston Holdings, Inc.	4,167	246,103
McCormick & Co., Inc.	7,423	500,904
Molson Coors Beverage Co., Class B	5,052	234,969
Mondelez International, Inc., Class A	36,978	2,128,823
Monster Beverage Corp.(b)	19,971	1,497,625
PepsiCo, Inc.	41,071	6,108,901
Philip Morris International, Inc.	45,226	7,122,190
Procter & Gamble Co. (The)	67,138	9,947,166
Sysco Corp.	13,931	1,061,542
Target Corp.	13,761	1,247,022
Tyson Foods, Inc., Class A	8,390	487,039
Walmart, Inc.	119,800	13,239,098
		80,221,955
Energy-3.22%
APA Corp.	10,223	255,268
Baker Hughes Co., Class A	27,447	1,377,839
Chevron Corp.	56,030	8,467,814
ConocoPhillips	38,241	3,391,594
Coterra Energy, Inc.	21,923	588,413
Devon Energy Corp.	18,681	692,318
Diamondback Energy, Inc.	5,708	870,984
EOG Resources, Inc.	16,437	1,772,731
EQT Corp.	17,356	1,056,286
Expand Energy Corp.	6,213	757,551
Exxon Mobil Corp.	125,641	14,564,305
Halliburton Co.	24,749	648,919
Kinder Morgan, Inc.	54,548	1,490,251
Marathon Petroleum Corp.	8,704	1,686,226
Occidental Petroleum Corp.	20,854	875,868
ONEOK, Inc.	18,620	1,355,908
Phillips 66	12,026	1,647,081
SLB Ltd.	44,477	1,611,847
Targa Resources Corp.	6,383	1,119,004
Valero Energy Corp.	8,607	1,521,373
Williams Cos., Inc. (The)	34,811	2,121,034
		47,872,614
Financials-14.73%
Aflac, Inc.	14,095	1,554,819
Allstate Corp. (The)	7,811	1,663,587
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
American Express Co.	16,327	$5,963,763
American International Group, Inc.	17,504	1,333,105
Ameriprise Financial, Inc.	2,906	1,324,380
Aon PLC, Class A	6,334	2,241,729
Apollo Global Management, Inc.	13,427	1,770,350
Arch Capital Group Ltd.(b)	11,047	1,037,534
Arthur J. Gallagher & Co.	7,662	1,897,264
Assurant, Inc.	1,485	338,818
Bank of America Corp.	190,304	10,209,810
Bank of New York Mellon Corp. (The)	21,004	2,354,548
Berkshire Hathaway, Inc., Class B(b)	54,039	27,765,779
BlackRock, Inc.	4,291	4,493,964
Blackstone, Inc., Class A	20,281	2,969,544
Block, Inc., Class A(b)	17,174	1,147,223
Brown & Brown, Inc.(c)	8,404	675,934
Capital One Financial Corp.	18,760	4,109,753
Cboe Global Markets, Inc.	3,015	778,383
Charles Schwab Corp. (The)	51,149	4,743,047
Chubb Ltd.	10,667	3,159,352
Cincinnati Financial Corp.	4,511	755,998
Citigroup, Inc.	53,458	5,538,249
Citizens Financial Group, Inc.	12,530	677,873
CME Group, Inc., Class A	10,673	3,004,023
Coinbase Global, Inc., Class A(b)	5,939	1,620,278
Corpay, Inc.(b)	2,158	638,336
Erie Indemnity Co., Class A(c)	766	226,345
Everest Group Ltd.	1,230	386,577
FactSet Research Systems, Inc.	1,129	313,038
Fidelity National Information Services, Inc.	15,816	1,040,218
Fifth Third Bancorp	19,221	835,345
Fiserv, Inc.(b)	16,988	1,044,252
Franklin Resources, Inc.	9,376	211,804
Global Payments, Inc.	7,292	552,442
Globe Life, Inc.	2,375	319,984
Goldman Sachs Group, Inc. (The)	8,530	7,046,121
Hartford Insurance Group, Inc. (The)	8,199	1,123,509
Huntington Bancshares, Inc.	42,069	685,725
Interactive Brokers Group, Inc., Class A	12,428	808,069
Intercontinental Exchange, Inc.	16,992	2,672,842
Invesco Ltd.(d)	12,656	309,439
Jack Henry & Associates, Inc.	2,141	373,562
JPMorgan Chase & Co.	80,033	25,056,732
KeyCorp	28,425	522,452
KKR & Co., Inc., Class A	19,594	2,396,542
Loews Corp.	5,022	541,723
M&T Bank Corp.	4,671	888,518
Marsh & McLennan Cos., Inc.	14,740	2,704,053
Mastercard, Inc., Class A	23,917	13,167,026
MetLife, Inc.	16,900	1,293,864
Moody’s Corp.	4,508	2,212,436
Morgan Stanley	34,737	5,893,479
Nasdaq, Inc.	11,845	1,076,947
Northern Trust Corp.	5,758	756,256
PayPal Holdings, Inc.	30,148	1,889,978
PNC Financial Services Group, Inc. (The)	11,761	2,243,058
Principal Financial Group, Inc.	5,937	503,576
Progressive Corp. (The)	16,953	3,878,677
Prudential Financial, Inc.	10,515	1,138,249
Raymond James Financial, Inc.	5,282	826,844
Regions Financial Corp.	26,068	663,431
S&P Global, Inc.	9,192	4,585,245
State Street Corp.	8,467	1,007,742
	Shares	Value
Financials-(continued)
Synchrony Financial	11,131	$861,094
T. Rowe Price Group, Inc.	6,372	652,365
Travelers Cos., Inc. (The)	6,550	1,918,233
Truist Financial Corp.	39,393	1,831,774
U.S. Bancorp	44,744	2,194,693
Visa, Inc., Class A	51,133	17,100,921
W.R. Berkley Corp.	8,517	661,686
Wells Fargo & Co.	95,616	8,208,634
Willis Towers Watson PLC	2,812	902,652
		219,295,595
Health Care-9.41%
Abbott Laboratories	51,284	6,610,508
Agilent Technologies, Inc.	8,408	1,290,628
Align Technology, Inc.(b)	2,071	304,830
Amgen, Inc.	16,002	5,528,051
Biogen, Inc.(b)	3,885	707,420
Boston Scientific Corp.(b)	42,760	4,343,561
Bristol-Myers Squibb Co.	58,873	2,896,552
Cardinal Health, Inc.	6,923	1,469,476
Cencora, Inc.	4,868	1,795,951
Centene Corp.(b)	13,233	520,586
Charles River Laboratories International, Inc.(b)	1,498	266,854
Cigna Group (The)	7,687	2,131,451
Cooper Cos., Inc. (The)(b)	5,708	444,824
CVS Health Corp.	36,160	2,905,818
Danaher Corp.	19,625	4,450,558
DaVita, Inc.(b)	1,243	148,762
DexCom, Inc.(b)	11,128	706,294
Edwards Lifesciences Corp.(b)	17,459	1,513,172
Elevance Health, Inc.	6,786	2,295,432
Eli Lilly and Co.	21,930	23,585,057
GE HealthCare Technologies, Inc.	12,717	1,017,233
Gilead Sciences, Inc.	35,145	4,422,647
HCA Healthcare, Inc.	5,125	2,604,986
Henry Schein, Inc.(b)	3,599	268,377
Hologic, Inc.(b)	6,540	490,304
Humana, Inc.	3,832	941,791
IDEXX Laboratories, Inc.(b)	2,366	1,781,314
Incyte Corp.(b)	4,511	471,219
Insulet Corp.(b)	2,032	664,850
IQVIA Holdings, Inc.(b)	4,890	1,124,749
Johnson & Johnson	69,663	14,414,668
Labcorp Holdings, Inc.	2,435	654,479
McKesson Corp.	3,512	3,094,493
Medtronic PLC	37,179	3,916,064
Merck & Co., Inc.	72,262	7,575,225
Moderna, Inc.(b)(c)	9,655	250,837
Molina Healthcare, Inc.(b)	1,564	231,879
Pfizer, Inc.	165,212	4,252,557
Quest Diagnostics, Inc.	3,216	608,403
Regeneron Pharmaceuticals, Inc.	3,138	2,448,236
ResMed, Inc.	4,265	1,091,115
Revvity, Inc.(c)	3,686	384,855
Solventum Corp.(b)	4,324	368,664
STERIS PLC	2,830	753,572
Stryker Corp.	10,132	3,760,796
Thermo Fisher Scientific, Inc.	11,216	6,626,749
UnitedHealth Group, Inc.	23,274	7,675,067
Universal Health Services, Inc., Class B	1,595	388,590
Viatris, Inc.	34,626	370,152
Waters Corp.(b)	1,810	730,190
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
West Pharmaceutical Services, Inc.	1,995	$553,114
Zimmer Biomet Holdings, Inc.	5,876	573,028
Zoetis, Inc.	13,523	1,733,378
		140,159,366
Industrials-8.45%
3M Co.	15,765	2,712,368
A.O. Smith Corp.	3,237	213,577
Allegion PLC(c)	2,588	429,686
AMETEK, Inc.	6,637	1,313,396
Automatic Data Processing, Inc.	12,189	3,111,852
Axon Enterprise, Inc.(b)	2,116	1,142,936
Broadridge Financial Solutions, Inc.	3,443	785,314
Builders FirstSource, Inc.(b)	3,125	350,719
C.H. Robinson Worldwide, Inc.	3,434	545,560
Carrier Global Corp.	23,811	1,306,748
Caterpillar, Inc.	13,382	7,704,820
Cintas Corp.	10,375	1,929,958
Copart, Inc.(b)	25,319	986,935
CSX Corp.	55,208	1,952,155
Cummins, Inc.	3,923	1,953,576
Dayforce, Inc.(b)	4,631	320,002
Deere & Co.	7,399	3,436,762
Delta Air Lines, Inc.	18,807	1,205,529
Dover Corp.	3,990	739,267
Eaton Corp. PLC	10,886	3,765,359
Emerson Electric Co.	16,071	2,143,550
Equifax, Inc.	3,570	758,161
Expeditors International of Washington, Inc.	3,890	571,441
Fastenal Co.	34,585	1,397,234
FedEx Corp.	6,466	1,782,547
Fortive Corp.	9,751	521,483
GE Vernova, Inc.	7,496	4,495,876
Generac Holdings, Inc.(b)	1,688	255,951
General Dynamics Corp.	7,317	2,499,707
General Electric Co.	29,719	8,869,636
Honeywell International, Inc.	19,228	3,695,429
Howmet Aerospace, Inc.	11,062	2,263,175
Hubbell, Inc.	1,488	641,968
Huntington Ingalls Industries, Inc.	1,127	353,450
Illinois Tool Works, Inc.	7,800	1,944,384
J.B. Hunt Transport Services, Inc.	2,372	412,633
Jacobs Solutions, Inc.	3,481	469,274
Johnson Controls International PLC	18,875	2,195,351
L3Harris Technologies, Inc.	5,476	1,526,106
Leidos Holdings, Inc.	3,696	706,306
Lennox International, Inc.	958	477,917
Lockheed Martin Corp.	5,916	2,708,700
Norfolk Southern Corp.	6,715	1,961,384
Northrop Grumman Corp.	3,986	2,280,988
Old Dominion Freight Line, Inc.	5,487	742,336
PACCAR, Inc.	15,239	1,606,495
Parker-Hannifin Corp.	3,663	3,156,407
Paychex, Inc.	9,619	1,074,346
Paycom Software, Inc.	1,436	231,440
Pentair PLC	4,631	487,366
Quanta Services, Inc.	4,113	1,912,051
Republic Services, Inc.	5,954	1,292,375
Rockwell Automation, Inc.	3,321	1,314,651
Rollins, Inc.	8,074	496,390
RTX Corp.	39,277	6,869,940
Snap-on, Inc.	1,501	510,415
Southwest Airlines Co.	17,250	600,473
	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc.	4,279	$306,034
Textron, Inc.	5,115	425,363
Trane Technologies PLC	6,420	2,705,902
Uber Technologies, Inc.(b)	59,825	5,237,080
Union Pacific Corp.	17,905	4,150,916
United Airlines Holdings, Inc.(b)	9,127	930,589
United Parcel Service, Inc., Class B	22,145	2,121,270
United Rentals, Inc.	1,891	1,541,505
Veralto Corp.	7,115	720,180
Verisk Analytics, Inc.	4,094	921,437
W.W. Grainger, Inc.	1,280	1,214,246
Wabtec Corp.	5,004	1,043,584
Waste Management, Inc.	11,014	2,399,620
Xylem, Inc.	7,167	1,008,182
		125,859,763
Information Technology-33.78%
Accenture PLC, Class A	19,290	4,822,500
Adobe, Inc.(b)	12,520	4,008,028
Advanced Micro Devices, Inc.(b)	47,522	10,337,461
Akamai Technologies, Inc.(b)	4,292	384,220
Amphenol Corp., Class A	31,881	4,492,033
Analog Devices, Inc.	14,547	3,859,901
Apple, Inc.	434,487	121,156,700
Applied Materials, Inc.	23,020	5,806,795
Arista Networks, Inc.(b)	26,933	3,519,604
Autodesk, Inc.(b)	6,028	1,828,533
CDW Corp.	3,639	524,817
Cisco Systems, Inc.	115,818	8,911,037
Cognizant Technology Solutions Corp., Class A	14,746	1,145,912
Corning, Inc.	20,023	1,685,937
CrowdStrike Holdings, Inc., Class A(b)	7,163	3,647,113
Dell Technologies, Inc., Class C	8,599	1,146,677
EPAM Systems, Inc.(b)	1,876	350,812
F5, Inc.(b)	1,574	376,438
First Solar, Inc.(b)	2,941	802,658
Fortinet, Inc.(b)	18,333	1,487,356
Gartner, Inc.(b)	2,376	552,990
Gen Digital, Inc.	16,138	425,559
GoDaddy, Inc., Class A(b)	4,179	534,327
Hewlett Packard Enterprise Co.	34,734	759,633
HP, Inc.	27,159	663,223
Intel Corp.(b)	123,633	5,014,554
International Business Machines Corp.	25,298	7,806,457
Intuit, Inc.	8,186	5,190,579
Jabil, Inc.	2,919	615,062
Keysight Technologies, Inc.(b)	4,872	964,412
KLA Corp.	3,563	4,188,200
Lam Research Corp.	34,377	5,362,812
Micron Technology, Inc.	27,352	6,468,201
Microsoft Corp.	213,896	105,238,971
Monolithic Power Systems, Inc.	1,343	1,246,532
Motorola Solutions, Inc.	4,745	1,754,132
NetApp, Inc.	5,314	592,830
NVIDIA Corp.	680,776	120,497,352
NXP Semiconductors N.V. (Netherlands)	7,859	1,532,033
ON Semiconductor Corp.(b)	12,333	619,610
Oracle Corp.	32,156	6,493,904
Palantir Technologies, Inc., Class A(b)	57,485	9,683,348
PTC, Inc.(b)	3,588	629,443
QUALCOMM, Inc.	31,959	5,371,988
Roper Technologies, Inc.	3,208	1,431,474
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Salesforce, Inc.	29,107	$6,710,328
Seagate Technology Holdings PLC	5,359	1,482,782
ServiceNow, Inc.(b)	5,927	4,815,154
Skyworks Solutions, Inc.	4,378	288,729
Super Micro Computer, Inc.(b)(c)	13,906	470,718
Synopsys, Inc.(b)	8,307	3,472,409
TE Connectivity PLC (Switzerland)	8,433	1,907,123
Teledyne Technologies, Inc.(b)	1,328	663,363
Teradyne, Inc.	4,605	837,603
Texas Instruments, Inc.	28,809	4,847,690
Trimble, Inc.(b)	6,882	560,332
Tyler Technologies, Inc.(b)	1,277	599,705
VeriSign, Inc.	2,318	584,113
Western Digital Corp.	8,595	1,403,821
Zebra Technologies Corp., Class A(b)	1,507	380,894
		502,956,922
Materials-1.84%
Air Products and Chemicals, Inc.	6,610	1,725,540
Albemarle Corp.	4,072	529,319
Amcor PLC	71,442	608,686
Avery Dennison Corp.	2,462	424,375
Ball Corp.	8,346	413,377
CF Industries Holdings, Inc.	4,620	363,594
Corteva, Inc.	20,183	1,361,747
Dow, Inc.	20,914	498,799
DuPont de Nemours, Inc.	12,105	481,416
Ecolab, Inc.	7,521	2,069,478
Freeport-McMoRan, Inc.	41,224	1,771,808
International Flavors & Fragrances, Inc.	7,661	532,286
International Paper Co.(c)	16,162	638,076
Linde PLC	13,691	5,617,691
LyondellBasell Industries N.V., Class A	7,620	373,304
Mosaic Co. (The)	9,075	222,247
Newmont Corp.	30,488	2,766,176
Nucor Corp.	7,077	1,128,711
Packaging Corp. of America	2,624	535,480
PPG Industries, Inc.	6,646	664,866
Sherwin-Williams Co. (The)	6,834	2,348,777
Smurfit WestRock PLC	14,853	530,104
Steel Dynamics, Inc.	3,894	653,530
Vulcan Materials Co.	3,739	1,111,380
		27,370,767
Real Estate-1.57%
AvalonBay Communities, Inc.	4,135	752,322
Camden Property Trust	3,142	334,120
CBRE Group, Inc., Class A(b)	8,529	1,380,248
CoStar Group, Inc.(b)	12,527	861,858
Digital Realty Trust, Inc.	8,742	1,399,769
Equity Residential	9,824	606,632
Essex Property Trust, Inc.	1,897	500,087
Extra Space Storage, Inc.	6,014	800,884
Federal Realty Investment Trust	2,224	219,576
Healthpeak Properties, Inc.	19,883	363,064
Host Hotels & Resorts, Inc.	19,429	342,533
Invitation Homes, Inc.	17,018	479,908
Kimco Realty Corp.	19,528	403,448
Mid-America Apartment Communities, Inc.	3,460	470,179
Prologis, Inc.	27,457	3,529,048
Public Storage	4,700	1,290,338
Realty Income Corp.	25,953	1,495,152
Regency Centers Corp.	4,698	334,310
	Shares	Value
Real Estate-(continued)
Simon Property Group, Inc.	8,990	$1,675,017
Ventas, Inc.	12,700	1,024,001
VICI Properties, Inc.	30,846	888,982
Welltower, Inc.	17,941	3,735,675
Weyerhaeuser Co.	21,404	475,383
		23,362,534
Utilities-2.69%
AES Corp. (The)	21,537	302,810
Alliant Energy Corp.	7,809	542,491
Ameren Corp.	7,986	849,311
American Electric Power Co., Inc.	15,857	1,962,621
American Water Works Co., Inc.	5,964	775,737
Atmos Energy Corp.	4,736	835,288
CenterPoint Energy, Inc.	18,646	745,467
CMS Energy Corp.	8,613	649,765
Consolidated Edison, Inc.	10,436	1,047,357
Constellation Energy Corp.	8,706	3,172,118
Dominion Energy, Inc.	25,013	1,570,066
DTE Energy Co.	5,984	819,988
Duke Energy Corp.	22,685	2,811,579
Edison International	11,127	655,269
Entergy Corp.	12,725	1,240,942
Evergy, Inc.	6,558	509,229
Eversource Energy	10,525	707,069
Exelon Corp.	29,139	1,373,030
FirstEnergy Corp.	14,836	707,974
NextEra Energy, Inc.	60,159	5,191,120
NiSource, Inc.	13,988	617,290
NRG Energy, Inc.	5,057	857,111
PG&E Corp.	63,005	1,015,641
Pinnacle West Capital Corp.	3,491	317,192
PPL Corp.	21,566	795,785
Public Service Enterprise Group, Inc.	14,686	1,226,575
Sempra	19,037	1,803,185
Southern Co. (The)	31,982	2,914,200
Vistra Corp.	8,916	1,594,716
WEC Energy Group, Inc.	8,896	996,975
Xcel Energy, Inc.	16,834	1,382,240
		39,990,141
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,074,660,763)		1,487,627,125
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Private Government Fund, 4.00%(d)(e)(f)	1,890,181	1,890,181
Invesco Private Prime Fund, 4.12%(d)(e)(f)	4,855,265	4,856,722
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,746,903)		6,746,903
TOTAL INVESTMENTS IN SECURITIES-100.37% (Cost $1,081,407,666)		1,494,374,028
OTHER ASSETS LESS LIABILITIES-(0.37)%		(5,515,648)
NET ASSETS-100.00%		$1,488,858,380
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$287,569	$8,201	$(18,913)	$29,932	$2,650	$309,439	$2,658
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	195,796	7,334,751	(7,530,547)	-	-	-	12,841
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,538,942	9,889,241	(11,538,002)	-	-	1,890,181	24,184 *
Invesco Private Prime Fund	9,892,909	18,429,752	(23,465,717)	(500)	278	4,856,722	63,648 *
Total	$13,915,216	$35,661,945	$(42,553,179)	$29,432	$2,928	$7,056,342	$103,331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.36%
EchoStar Corp., Class A(b)(c)	13,444	$985,311
Frontier Communications Parent, Inc.(b)	28,643	1,086,142
New York Times Co. (The), Class A	21,849	1,409,260
Nexstar Media Group, Inc., Class A(c)	3,804	730,901
Warner Music Group Corp., Class A	18,568	524,360
ZoomInfo Technologies, Inc., Class A(b)(c)	31,980	317,242
		5,053,216
Consumer Discretionary-11.56%
Abercrombie & Fitch Co., Class A(b)	6,030	590,156
Aramark	34,794	1,293,293
Autoliv, Inc. (Sweden)	9,125	1,076,659
AutoNation, Inc.(b)	3,155	666,620
Bath & Body Works, Inc.	28,623	498,326
Boyd Gaming Corp.	7,928	660,402
Brunswick Corp.	8,360	552,680
Burlington Stores, Inc.(b)	8,482	2,139,415
Cava Group, Inc.(b)(c)	11,028	539,159
Chewy, Inc., Class A(b)	33,198	1,154,294
Columbia Sportswear Co.	4,015	215,646
Crocs, Inc.(b)(c)	7,804	663,184
Dick’s Sporting Goods, Inc.	6,858	1,416,657
Duolingo, Inc.(b)	5,295	1,013,516
Five Below, Inc.(b)	7,094	1,169,730
Floor & Decor Holdings, Inc., Class A(b)(c)	13,426	854,162
GameStop Corp., Class A(b)(c)	48,488	1,092,435
Gap, Inc. (The)	26,321	712,509
Gentex Corp.	29,111	664,604
Goodyear Tire & Rubber Co. (The)(b)(c)	36,429	315,475
Graham Holdings Co., Class B	421	465,837
Grand Canyon Education, Inc.(b)	3,589	566,129
H&R Block, Inc.	17,387	732,340
Harley-Davidson, Inc.	13,688	335,219
Hyatt Hotels Corp., Class A	5,519	907,268
KB Home	9,052	582,315
Lear Corp.	7,033	755,063
Lithia Motors, Inc., Class A	3,371	1,074,810
Macy’s, Inc.	27,888	623,576
Marriott Vacations Worldwide Corp.(c)	4,189	228,719
Mattel, Inc.(b)	42,691	901,634
Murphy USA, Inc.	2,332	897,983
Ollie’s Bargain Outlet Holdings, Inc.(b)	7,776	957,303
Penske Automotive Group, Inc.	2,386	385,864
Polaris, Inc.	6,574	436,251
PVH Corp.	6,453	546,956
Service Corp. International(c)	18,700	1,485,341
Somnigroup International, Inc.	26,401	2,416,220
Taylor Morrison Home Corp., Class A(b)	12,550	786,759
Texas Roadhouse, Inc.	8,932	1,565,333
Thor Industries, Inc.(c)	7,061	745,783
Toll Brothers, Inc.	12,503	1,748,294
TopBuild Corp.(b)(c)	3,706	1,676,965
Travel + Leisure Co.	8,840	606,247
Under Armour, Inc., Class A(b)(c)	40,519	187,198
V.F. Corp.	43,355	758,713
Vail Resorts, Inc.(c)	5,475	767,650
Valvoline, Inc.(b)(c)	16,317	510,885
Visteon Corp.	3,462	357,452
Whirlpool Corp.(c)	7,192	556,301
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Hotels & Resorts, Inc.(c)	10,256	$750,739
YETI Holdings, Inc.(b)(c)	10,597	439,564
		43,045,633
Consumer Staples-4.54%
Albertson’s Cos., Inc., Class A	54,769	1,003,916
BJ’s Wholesale Club Holdings, Inc., Class C(b)	17,151	1,530,384
Boston Beer Co., Inc. (The), Class A(b)	1,065	207,462
Casey’s General Stores, Inc.	4,416	2,519,151
Celsius Holdings, Inc.(b)	22,771	932,245
Coca-Cola Consolidated, Inc.	7,334	1,195,075
Darling Ingredients, Inc.(b)	22,228	813,767
Flowers Foods, Inc.	26,617	285,600
Ingredion, Inc.	8,554	919,897
Maplebear, Inc.(b)	19,639	825,034
Marzetti Co. (The)	2,511	419,186
Performance Food Group Co.(b)	19,667	1,909,076
Pilgrim’s Pride Corp.	5,369	204,237
Post Holdings, Inc.(b)(c)	6,316	657,054
Sprouts Farmers Market, Inc.(b)	13,295	1,114,254
US Foods Holding Corp.(b)	29,885	2,351,053
		16,887,391
Energy-3.93%
Antero Midstream Corp.	42,083	757,915
Antero Resources Corp.(b)	36,741	1,338,474
Chord Energy Corp.	7,715	724,130
Civitas Resources, Inc.	11,927	350,296
CNX Resources Corp.(b)(c)	18,695	726,114
DT Midstream, Inc.	12,806	1,555,417
HF Sinclair Corp.	20,647	1,092,433
Matador Resources Co.(c)	15,365	651,476
Murphy Oil Corp.	16,579	531,688
NOV, Inc.(c)	49,493	760,212
Ovintiv, Inc.	33,084	1,355,121
PBF Energy, Inc., Class A	12,271	423,104
Permian Resources Corp.(c)	82,869	1,200,772
Range Resources Corp.	30,473	1,203,379
Valaris Ltd.(b)(c)	7,990	450,716
Viper Energy, Inc., Class A	22,198	810,893
Weatherford International PLC	9,384	701,923
		14,634,063
Financials-17.07%
Affiliated Managers Group, Inc.	3,562	957,572
Ally Financial, Inc.	35,741	1,476,103
American Financial Group, Inc.	9,221	1,269,916
Annaly Capital Management, Inc.	75,156	1,713,557
Associated Banc-Corp	21,715	570,887
Bank OZK	13,743	632,453
Brighthouse Financial, Inc.(b)	7,215	472,943
Cadence Bank	24,331	969,347
Carlyle Group, Inc. (The)	27,130	1,479,399
CNO Financial Group, Inc.	12,925	529,020
Columbia Banking System, Inc.	39,476	1,094,275
Comerica, Inc.	17,350	1,394,593
Commerce Bancshares, Inc.	16,258	876,469
Cullen/Frost Bankers, Inc.	8,525	1,054,713
East West Bancorp, Inc.	17,382	1,854,659
Essent Group Ltd.	12,980	814,625
Euronet Worldwide, Inc.(b)(c)	5,427	402,086
Evercore, Inc., Class A	4,506	1,442,235
F.N.B. Corp.	47,491	790,250
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Federated Hermes, Inc., Class B	9,892	$496,282
Fidelity National Financial, Inc.	34,025	2,022,106
First American Financial Corp.	13,287	873,753
First Financial Bankshares, Inc.	17,198	537,266
First Horizon Corp.	65,494	1,463,136
FirstCash Holdings, Inc.	5,059	801,396
Flagstar Bank N.A	40,155	491,497
Glacier Bancorp, Inc.(c)	15,525	656,707
Hamilton Lane, Inc., Class A(c)	5,806	719,567
Hancock Whitney Corp.	11,052	669,641
Hanover Insurance Group, Inc. (The)	4,531	840,727
Home BancShares, Inc.	23,886	670,241
Houlihan Lokey, Inc.	6,910	1,212,014
International Bancshares Corp.	7,036	467,753
Janus Henderson Group PLC	16,177	707,097
Jefferies Financial Group, Inc.	20,866	1,201,047
Kemper Corp.	7,848	319,571
Kinsale Capital Group, Inc.	3,084	1,187,032
MGIC Investment Corp.	30,172	855,376
Morningstar, Inc.	3,600	773,496
Old National Bancorp	42,876	931,695
Old Republic International Corp.	29,478	1,358,936
Pinnacle Financial Partners, Inc.	9,890	906,715
Primerica, Inc.	4,255	1,094,897
Prosperity Bancshares, Inc.	12,674	870,831
Reinsurance Group of America, Inc.	8,702	1,652,249
RenaissanceRe Holdings Ltd. (Bermuda)	6,421	1,676,973
RLI Corp.	11,065	682,268
SEI Investments Co.(c)	12,427	1,004,847
Selective Insurance Group, Inc.	7,896	620,310
Shift4 Payments, Inc., Class A(b)(c)	9,234	681,285
SLM Corp.	29,515	864,789
SouthState Bank Corp.	12,833	1,148,682
Starwood Property Trust, Inc.	43,958	806,190
Stifel Financial Corp.	13,551	1,653,222
Synovus Financial Corp.	18,089	871,890
Texas Capital Bancshares, Inc.(b)	5,902	532,183
UMB Financial Corp.	9,217	1,023,824
United Bankshares, Inc.(c)	18,538	690,355
Unum Group	19,701	1,496,685
Valley National Bancorp	60,259	682,132
Voya Financial, Inc.	12,354	868,486
Webster Financial Corp.	21,983	1,310,187
Western Alliance Bancorporation	14,253	1,162,047
Wintrust Financial Corp.	8,698	1,165,706
Zions Bancorporation N.A.	19,127	1,018,130
		63,536,321
Health Care-8.96%
Avantor, Inc.(b)	94,253	1,105,588
BioMarin Pharmaceutical, Inc.(b)	26,543	1,484,550
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,592	842,037
Chemed Corp.	1,926	845,880
DENTSPLY SIRONA, Inc.	26,775	303,629
Doximity, Inc., Class A(b)	16,990	873,966
Elanco Animal Health, Inc.(b)(c)	64,376	1,498,030
Encompass Health Corp.	12,761	1,483,083
Ensign Group, Inc. (The)	7,645	1,418,453
Envista Holdings Corp.(b)(c)	22,248	464,983
Exelixis, Inc.(b)	35,064	1,548,777
Globus Medical, Inc., Class A(b)	15,315	1,394,278
Haemonetics Corp.(b)	6,652	541,140
Halozyme Therapeutics, Inc.(b)	15,405	1,099,917
	Shares	Value
Health Care-(continued)
HealthEquity, Inc.(b)(c)	10,934	$1,150,038
Hims & Hers Health, Inc.(b)(c)	22,501	894,640
Illumina, Inc.(b)	21,467	2,821,837
Jazz Pharmaceuticals PLC(b)	8,042	1,419,654
Lantheus Holdings, Inc.(b)(c)	9,374	551,847
Masimo Corp.(b)(c)	5,586	795,614
Medpace Holdings, Inc.(b)	3,046	1,804,633
Neurocrine Biosciences, Inc.(b)	12,657	1,925,889
Option Care Health, Inc.(b)(c)	21,198	659,258
Penumbra, Inc.(b)	5,032	1,475,231
Perrigo Co. PLC	18,987	253,477
Tenet Healthcare Corp.(b)	11,566	2,507,971
United Therapeutics Corp.(b)	4,492	2,183,112
		33,347,512
Industrials-23.65%
Acuity, Inc.	3,918	1,435,634
AECOM	17,064	1,759,810
AeroVironment, Inc.(b)	4,027	1,125,385
AGCO Corp.	8,065	854,567
Alaska Air Group, Inc.(b)	15,701	672,945
American Airlines Group, Inc.(b)(c)	88,898	1,249,017
API Group Corp.(b)	48,118	1,903,548
Applied Industrial Technologies, Inc.	4,928	1,275,465
ATI, Inc.(b)	18,536	1,868,429
Brink’s Co. (The)	5,364	602,538
BWX Technologies, Inc.	11,545	2,065,170
CACI International, Inc., Class A(b)	2,812	1,735,285
Carlisle Cos., Inc.	5,710	1,816,180
Carpenter Technology Corp.	6,282	2,001,068
Chart Industries, Inc.(b)	5,828	1,188,621
Clean Harbors, Inc.(b)(c)	6,743	1,534,437
CNH Industrial N.V.(c)	115,474	1,088,920
Comfort Systems USA, Inc.	4,265	4,166,649
Concentrix Corp.(c)	6,048	218,998
Core & Main, Inc., Class A(b)	32,728	1,582,072
Crane Co.	6,425	1,177,381
Curtiss-Wright Corp.	4,712	2,658,934
Donaldson Co., Inc.	15,392	1,383,741
EnerSys	5,009	716,838
ESAB Corp.	7,490	840,678
ExlService Holdings, Inc.(b)	21,578	857,294
Flowserve Corp.	16,133	1,151,090
Fluor Corp.(b)	21,122	906,767
Fortune Brands Innovations, Inc.	15,495	800,007
FTI Consulting, Inc.(b)(c)	4,552	742,659
GATX Corp.(c)	4,621	739,037
Genpact Ltd.	21,975	968,218
Graco, Inc.	21,808	1,797,851
GXO Logistics, Inc.(b)(c)	15,499	786,419
Hexcel Corp.	10,626	810,020
Insperity, Inc.	4,967	175,683
ITT, Inc.	9,972	1,836,443
KBR, Inc.	17,025	701,770
Kirby Corp.(b)(c)	8,121	921,896
Knight-Swift Transportation Holdings, Inc.	22,092	1,011,814
Landstar System, Inc.	4,618	604,219
Lincoln Electric Holdings, Inc.	7,251	1,736,107
MasTec, Inc.(b)	7,591	1,623,563
Maximus, Inc.	7,328	630,868
Middleby Corp. (The)(b)	6,863	811,207
MSA Safety, Inc.	5,129	827,308
MSC Industrial Direct Co., Inc., Class A(c)	5,692	506,360
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	14,095	$1,548,618
Nextracker, Inc., Class A(b)	18,515	1,696,344
nVent Electric PLC	20,297	2,177,259
Oshkosh Corp.	8,485	1,087,607
Parsons Corp.(b)(c)	6,528	552,791
Paylocity Holding Corp.(b)	5,902	869,542
RB Global, Inc. (Canada)	23,650	2,322,430
RBC Bearings, Inc.(b)(c)	4,187	1,863,089
Regal Rexnord Corp.	9,080	1,325,589
Ryder System, Inc.	5,385	932,736
Science Applications International Corp.	6,975	601,315
Sensata Technologies Holding PLC(c)	19,582	627,995
Simpson Manufacturing Co., Inc.(c)	5,409	905,358
Terex Corp.	8,077	373,238
Tetra Tech, Inc.	34,862	1,211,106
Timken Co. (The)	8,337	678,548
Toro Co. (The)	13,354	931,308
UFP Industries, Inc.	7,927	737,132
Valmont Industries, Inc.	2,527	1,043,575
Watsco, Inc.	4,661	1,614,570
Watts Water Technologies, Inc., Class A	3,528	973,305
WESCO International, Inc.	5,887	1,574,243
Woodward, Inc.	7,968	2,390,639
XPO, Inc.(b)(c)	15,193	2,158,318
		88,065,565
Information Technology-13.19%
Allegro MicroSystems, Inc. (Japan)(b)	17,013	454,077
Amkor Technology, Inc.	14,459	526,163
AppFolio, Inc., Class A(b)	2,992	683,014
Arrow Electronics, Inc.(b)(c)	6,682	721,723
ASGN, Inc.(b)	6,012	270,600
Avnet, Inc.	10,994	522,325
Belden, Inc.	5,127	581,402
BILL Holdings, Inc.(b)(c)	10,750	539,113
Ciena Corp.(b)	13,325	2,721,098
Cirrus Logic, Inc.(b)	6,966	838,288
Cognex Corp.	21,520	819,912
Coherent Corp.(b)	17,604	2,891,633
Commvault Systems, Inc.(b)	6,035	745,322
Crane NXT Co.	6,235	351,031
DocuSign, Inc.(b)	25,528	1,770,367
Dolby Laboratories, Inc., Class A	8,038	542,163
Dropbox, Inc., Class A(b)(c)	24,056	718,793
Dynatrace, Inc.(b)	41,234	1,837,387
Entegris, Inc.	20,676	1,594,947
Fabrinet (Thailand)(b)(c)	4,127	1,895,985
Flex Ltd.(b)	45,840	2,709,602
Guidewire Software, Inc.(b)	9,320	2,012,934
IPG Photonics Corp.(b)(c)	3,402	270,935
Kyndryl Holdings, Inc.(b)(c)	29,575	763,922
Lattice Semiconductor Corp.(b)(c)	17,865	1,254,302
Littelfuse, Inc.	3,144	804,927
Lumentum Holdings, Inc.(b)	7,242	2,354,809
Manhattan Associates, Inc.(b)	7,982	1,408,424
MKS, Inc.	8,119	1,269,730
Okta, Inc.(b)(c)	22,268	1,788,788
Onto Innovation, Inc.(b)	6,328	905,916
Pegasystems, Inc.	11,072	606,413
Power Integrations, Inc.	7,346	246,826
Pure Storage, Inc., Class A(b)	38,504	3,425,316
Qualys, Inc.(b)	4,859	684,390
Rambus, Inc.(b)	13,306	1,271,654
	Shares	Value
Information Technology-(continued)
Silicon Laboratories, Inc.(b)	4,288	$547,063
Synaptics, Inc.(b)(c)	5,017	343,715
TD SYNNEX Corp.(c)	9,444	1,440,021
Twilio, Inc., Class A(b)	20,036	2,598,469
Universal Display Corp.	5,778	687,178
Vontier Corp.	19,171	695,524
		49,116,201
Materials-4.76%
Alcoa Corp.(c)	34,903	1,456,851
AptarGroup, Inc.	8,728	1,088,818
Avient Corp.	12,077	369,435
Axalta Coating Systems Ltd.(b)	28,606	861,899
Cabot Corp.	7,222	451,881
Cleveland-Cliffs, Inc.(b)	59,372	774,211
Commercial Metals Co.	14,475	923,216
Crown Holdings, Inc.	15,653	1,515,680
Eagle Materials, Inc.	4,314	965,128
Graphic Packaging Holding Co.(c)	42,034	680,110
Greif, Inc., Class A	3,603	236,465
Knife River Corp.(b)	7,560	565,790
Louisiana-Pacific Corp.(c)	7,999	655,998
NewMarket Corp.	964	736,043
Olin Corp.	13,747	290,062
Reliance, Inc.	6,891	1,924,794
Royal Gold, Inc.	8,224	1,676,380
RPM International, Inc.	16,731	1,794,400
Silgan Holdings, Inc.	11,152	442,065
Westlake Corp.	4,426	295,701
		17,704,927
Real Estate-7.00%
Agree Realty Corp.	14,377	1,081,438
American Homes 4 Rent, Class A	43,196	1,387,456
Brixmor Property Group, Inc.	39,851	1,041,705
COPT Defense Properties	13,747	422,445
Cousins Properties, Inc.	21,960	566,129
CubeSmart	29,689	1,105,321
EastGroup Properties, Inc.	7,046	1,276,594
EPR Properties	9,757	509,998
Equity LifeStyle Properties, Inc.(c)	24,725	1,554,461
First Industrial Realty Trust, Inc.	17,625	1,008,855
Gaming and Leisure Properties, Inc.	35,572	1,548,449
Independence Realty Trust, Inc.(c)	31,511	540,414
Jones Lang LaSalle, Inc.(b)	6,121	1,993,549
Kilroy Realty Corp.(c)	13,622	584,248
Kite Realty Group Trust(c)	28,765	665,622
Lamar Advertising Co., Class A	11,449	1,515,733
NNN REIT, Inc.	24,478	1,012,165
Omega Healthcare Investors, Inc.	37,253	1,710,658
Park Hotels & Resorts, Inc.(c)	25,633	277,349
PotlatchDeltic Corp.	9,306	374,473
Rayonier, Inc.	18,162	403,378
Rexford Industrial Realty, Inc.(c)	29,669	1,234,527
Sabra Health Care REIT, Inc.	31,116	607,073
STAG Industrial, Inc.	24,852	976,187
Vornado Realty Trust	20,344	749,066
W.P. Carey, Inc.	28,214	1,900,777
		26,048,070
Utilities-3.88%
ALLETE, Inc.	7,555	510,869
Black Hills Corp.	9,567	705,949
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	34,753	$1,375,871
IDACORP, Inc.	6,991	921,274
National Fuel Gas Co.	11,653	960,790
New Jersey Resources Corp.	13,179	633,646
NorthWestern Energy Group, Inc.	8,130	561,702
OGE Energy Corp.	26,508	1,213,536
ONE Gas, Inc.	7,928	663,891
Ormat Technologies, Inc.	7,534	850,664
Portland General Electric Co.	14,368	730,182
Southwest Gas Holdings, Inc.	7,937	659,168
Spire, Inc.	7,690	681,795
Talen Energy Corp.(b)	5,549	2,187,804
TXNM Energy, Inc.	11,955	698,770
UGI Corp.	28,013	1,107,914
		14,463,825
Total Common Stocks & Other Equity Interests (Cost $295,523,825)		371,902,724
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $110,766)	110,766	110,766
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $295,634,591)		372,013,490
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.90%
Invesco Private Government Fund, 4.00%(d)(e)(f)	10,543,457	$10,543,457
Invesco Private Prime Fund, 4.12%(d)(e)(f)	26,327,778	26,335,676
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,879,623)		36,879,133
TOTAL INVESTMENTS IN SECURITIES-109.83% (Cost $332,514,214)		408,892,623
OTHER ASSETS LESS LIABILITIES-(9.83)%		(36,613,296)
NET ASSETS-100.00%		$372,279,327

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,717,221	$(1,606,455)	$-	$-	$110,766	$1,229
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,347,836	$34,692,642	$(37,497,021)	$-	$-	$10,543,457	$126,443 *
Invesco Private Prime Fund	35,151,689	46,653,955	(55,469,343)	(2,944)	2,319	26,335,676	346,186 *
Total	$48,499,525	$83,063,818	$(94,572,819)	$(2,944)	$2,319	$36,989,899	$473,858

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-0.97%
Warner Music Group Corp., Class A	264,440	$7,467,786
Consumer Discretionary-4.13%
Choice Hotels International, Inc.(b)	83,286	7,600,680
H&R Block, Inc.	173,136	7,292,488
Penske Automotive Group, Inc.(b)	48,754	7,884,497
Service Corp. International(b)	112,525	8,937,861
		31,715,526
Consumer Staples-6.98%
Casey’s General Stores, Inc.	14,658	8,361,803
Flowers Foods, Inc.	781,543	8,385,956
Ingredion, Inc.	80,775	8,686,544
Performance Food Group Co.(c)	84,919	8,243,087
Post Holdings, Inc.(b)(c)	94,629	9,844,255
US Foods Holding Corp.(c)	127,472	10,028,222
		53,549,867
Energy-1.09%
Antero Midstream Corp.	462,056	8,321,629
Financials-19.80%
American Financial Group, Inc.	62,069	8,548,143
Annaly Capital Management, Inc.(b)	443,019	10,100,833
Commerce Bancshares, Inc.	152,366	8,214,051
Essent Group Ltd.	144,417	9,063,611
Federated Hermes, Inc., Class B	191,287	9,596,869
Fidelity National Financial, Inc.	140,084	8,325,192
First American Financial Corp.	125,615	8,260,442
FirstCash Holdings, Inc.	49,640	7,863,472
Hanover Insurance Group, Inc. (The)	49,197	9,128,503
MGIC Investment Corp.	306,750	8,696,363
Morningstar, Inc.	39,128	8,407,042
Old Republic International Corp.	225,379	10,389,972
Primerica, Inc.	31,755	8,171,197
Prosperity Bancshares, Inc.	126,167	8,668,935
RLI Corp.	149,306	9,206,208
SEI Investments Co.	105,061	8,495,232
Starwood Property Trust, Inc.(b)	588,066	10,785,130
		151,921,195
Health Care-2.18%
Encompass Health Corp.	71,806	8,345,293
Ensign Group, Inc. (The)	45,172	8,381,213
		16,726,506
Industrials-9.18%
AECOM	68,731	7,088,228
Donaldson Co., Inc.	102,406	9,206,300
Exponent, Inc.	124,698	9,015,665
FTI Consulting, Inc.(c)	51,836	8,457,043
GATX Corp.	54,888	8,778,238
Graco, Inc.	120,108	9,901,704
MSA Safety, Inc.(b)	56,046	9,040,220
RB Global, Inc. (Canada)	91,122	8,948,180
		70,435,578
Materials-4.46%
AptarGroup, Inc.(b)	74,526	9,297,118
Crown Holdings, Inc.	89,042	8,621,937
NewMarket Corp.	10,696	8,166,717
RPM International, Inc.	75,592	8,107,242
		34,193,014
	Shares	Value
Real Estate-27.50%
Agree Realty Corp.	164,614	$12,382,265
American Homes 4 Rent, Class A	306,922	9,858,335
Brixmor Property Group, Inc.(b)	339,683	8,879,314
COPT Defense Properties	367,648	11,297,823
Cousins Properties, Inc.	327,769	8,449,885
CubeSmart	235,182	8,755,826
EastGroup Properties, Inc.	51,340	9,301,781
EPR Properties	177,791	9,293,136
Equity LifeStyle Properties, Inc.(b)	174,927	10,997,660
First Industrial Realty Trust, Inc.	153,426	8,782,104
Gaming and Leisure Properties, Inc.	259,486	11,295,426
Healthcare Realty Trust, Inc.(b)	483,479	8,813,822
Independence Realty Trust, Inc.(b)	536,909	9,207,989
Kite Realty Group Trust(b)	389,062	9,002,895
Lamar Advertising Co., Class A(b)	61,732	8,172,699
National Storage Affiliates Trust(b)	266,053	7,835,261
NNN REIT, Inc.	257,838	10,661,601
Omega Healthcare Investors, Inc.	226,204	10,387,288
Rayonier, Inc.	363,953	8,083,396
Sabra Health Care REIT, Inc.	490,430	9,568,289
STAG Industrial, Inc.	227,351	8,930,347
W.P. Carey, Inc.	164,332	11,071,047
		211,028,189
Utilities-23.49%
ALLETE, Inc.	468,750	31,696,875
Black Hills Corp.	154,851	11,426,455
Essential Utilities, Inc.	246,997	9,778,611
IDACORP, Inc.	92,261	12,158,155
National Fuel Gas Co.(b)	123,299	10,166,003
New Jersey Resources Corp.(b)	259,723	12,487,482
NorthWestern Energy Group, Inc.	153,959	10,637,027
OGE Energy Corp.	257,115	11,770,725
ONE Gas, Inc.	126,284	10,575,022
Ormat Technologies, Inc.	73,884	8,342,242
Portland General Electric Co.	219,031	11,131,155
Southwest Gas Holdings, Inc.	114,065	9,473,098
Spire, Inc.	116,901	10,364,443
TXNM Energy, Inc.	184,888	10,806,704
UGI Corp.	237,382	9,388,458
		180,202,455
Total Common Stocks & Other Equity Interests (Cost $708,125,945)		765,561,745
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $69,523)	69,523	69,523
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $708,195,468)		765,631,268
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.20%
Invesco Private Government Fund, 4.00%(d)(e)(f)	20,380,735	20,380,735
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(d)(e)(f)	50,225,383	$50,240,451
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,621,186)		70,621,186
TOTAL INVESTMENTS IN SECURITIES-108.99% (Cost $778,816,654)		836,252,454
OTHER ASSETS LESS LIABILITIES-(8.99)%		(68,983,535)
NET ASSETS-100.00%		$767,268,919

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$536,778	$7,666,140	$(8,133,395)	$-	$-	$69,523	$8,738
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,858,966	58,304,062	(66,782,293)	-	-	20,380,735	213,509 *
Invesco Private Prime Fund	75,111,105	115,520,214	(140,391,267)	(5,066)	5,465	50,240,451	576,516 *
Total	$104,506,849	$181,490,416	$(215,306,955)	$(5,066)	$5,465	$70,690,709	$798,763

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.67%
Angi, Inc.(b)(c)	6,966	$79,552
CarGurus, Inc.(b)	13,360	471,341
Cars.com, Inc.(b)(c)	9,190	106,604
Cinemark Holdings, Inc.	15,488	424,061
DoubleVerify Holdings, Inc.(b)	25,684	270,709
IAC, Inc.(b)(c)	10,724	376,091
John Wiley & Sons, Inc., Class A	6,457	234,777
Lumen Technologies, Inc.(b)	134,125	1,087,754
QuinStreet, Inc.(b)	9,117	127,273
Scholastic Corp.	3,709	109,564
Shenandoah Telecommunications Co.	7,431	81,221
Shutterstock, Inc.	4,079	84,925
TEGNA, Inc.	26,269	512,771
Telephone and Data Systems, Inc.	16,503	664,576
TripAdvisor, Inc.(b)(c)	18,708	278,188
Uniti Group, Inc.(b)(c)	21,982	140,025
Yelp, Inc.(b)	10,450	302,109
Ziff Davis, Inc.(b)(c)	7,099	232,989
		5,584,530
Consumer Discretionary-13.18%
Academy Sports & Outdoors, Inc.	11,935	575,864
Acushnet Holdings Corp.	4,398	369,872
Adient PLC(b)	14,206	276,449
Adtalem Global Education, Inc.(b)	5,707	528,240
Advance Auto Parts, Inc.(c)	9,968	517,140
American Axle & Manufacturing Holdings, Inc.(b)(c)	18,758	123,240
American Eagle Outfitters, Inc.(c)	17,119	349,228
Asbury Automotive Group, Inc.(b)	3,233	751,899
BJ’s Restaurants, Inc.(b)(c)	3,836	147,111
Bloomin’ Brands, Inc.	13,044	92,612
Boot Barn Holdings, Inc.(b)	4,784	927,235
BorgWarner, Inc.	35,151	1,513,602
Brinker International, Inc.(b)	7,246	1,114,362
Buckle, Inc. (The)	4,632	261,615
Carter’s, Inc.	5,882	187,695
Cavco Industries, Inc.(b)	1,271	757,071
Century Communities, Inc.	4,266	278,527
Champion Homes, Inc.(b)	8,664	743,718
Cheesecake Factory, Inc. (The)	7,712	367,554
Cracker Barrel Old Country Store, Inc.(c)	4,375	126,394
Dana, Inc.	20,325	455,483
Dave & Buster’s Entertainment, Inc.(b)(c)	5,156	90,178
Dorman Products, Inc.(b)	4,458	589,660
Dream Finders Homes, Inc., Class A(b)(c)	4,430	87,581
Ethan Allen Interiors, Inc.	3,682	87,042
Frontdoor, Inc.(b)	11,397	614,640
Gentherm, Inc.(b)	5,230	186,554
G-III Apparel Group Ltd.(b)	6,225	181,459
Golden Entertainment, Inc.	3,287	98,676
Green Brick Partners, Inc.(b)	4,701	319,104
Group 1 Automotive, Inc.	2,021	810,502
Guess?, Inc.	4,492	76,633
Helen of Troy Ltd.(b)(c)	3,800	72,010
Installed Building Products, Inc.	3,624	971,304
Kohl’s Corp.(c)	16,882	415,128
Kontoor Brands, Inc.	8,078	600,599
La-Z-Boy, Inc.	7,097	276,215
LCI Industries	4,218	479,460
Leggett & Platt, Inc.	21,019	215,655
LGI Homes, Inc.(b)(c)	3,361	174,839
	Shares	Value
Consumer Discretionary-(continued)
M/I Homes, Inc.(b)	4,208	$578,979
MarineMax, Inc.(b)	3,167	74,044
Matthews International Corp., Class A	4,978	122,160
Meritage Homes Corp.	11,472	838,374
Mister Car Wash, Inc.(b)(c)	16,088	85,910
Monarch Casino & Resort, Inc.	2,097	202,528
Monro, Inc.	4,743	88,742
National Vision Holdings, Inc.(b)(c)	12,949	373,579
Newell Brands, Inc.	65,798	240,163
Oxford Industries, Inc.(c)	2,462	93,950
Papa John’s International, Inc.(c)	5,178	217,838
Patrick Industries, Inc.	5,409	585,362
PENN Entertainment, Inc.(b)(c)	23,652	350,996
Perdoceo Education Corp.	9,776	273,337
Phinia, Inc.	6,486	350,828
Pursuit Attractions and Hospitality, Inc.(b)(c)	3,578	122,833
Sally Beauty Holdings, Inc.(b)	15,438	244,847
Shake Shack, Inc., Class A(b)	7,064	617,959
Shoe Carnival, Inc.(c)	2,516	41,564
Signet Jewelers Ltd.(c)	6,667	667,767
Sonic Automotive, Inc., Class A	2,366	149,129
Sonos, Inc.(b)	18,392	341,355
Standard Motor Products, Inc.	3,292	123,582
Steven Madden Ltd.	11,169	466,641
Strategic Education, Inc.	3,873	302,171
Stride, Inc.(b)	7,159	454,811
Sturm, Ruger & Co., Inc.	2,555	76,957
Topgolf Callaway Brands Corp.(b)(c)	23,567	303,543
Tri Pointe Homes, Inc.(b)	14,749	503,236
Upbound Group, Inc.	8,392	150,385
Urban Outfitters, Inc.(b)	8,682	643,076
Victoria’s Secret & Co.(b)(c)	11,568	478,105
Winnebago Industries, Inc.	4,790	173,350
Wolverine World Wide, Inc.(c)	13,539	219,467
XPEL, Inc.(b)(c)(d)	3,807	176,949
		27,546,667
Consumer Staples-2.46%
Andersons, Inc. (The)	5,330	274,495
Cal-Maine Foods, Inc.	7,362	613,402
Central Garden & Pet Co., Class A(b)	9,522	294,611
Chefs’ Warehouse, Inc. (The)(b)	5,601	343,453
Edgewell Personal Care Co.	8,420	150,381
Energizer Holdings, Inc.	10,297	187,714
Fresh Del Monte Produce, Inc.	5,558	200,866
Grocery Outlet Holding Corp.(b)(c)	16,330	181,753
Interparfums, Inc.	3,095	251,531
J&J Snack Foods Corp.	2,624	242,326
John B. Sanfilippo & Son, Inc.	1,544	112,141
MGP Ingredients, Inc.	2,355	53,718
National Beverage Corp.(b)	4,045	137,773
PriceSmart, Inc.	3,884	478,120
Simply Good Foods Co. (The)(b)	15,657	308,130
Tootsie Roll Industries, Inc.(c)	2,752	105,567
TreeHouse Foods, Inc.(b)	7,671	183,260
United Natural Foods, Inc.(b)	9,724	362,802
Universal Corp.	4,024	212,306
WD-40 Co.	2,245	439,571
		5,133,920
Energy-4.70%
Archrock, Inc.	28,592	701,648
Atlas Energy Solutions, Inc.(c)	12,941	111,551
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Bristow Group, Inc.(b)	4,105	$153,979
Cactus, Inc., Class A	11,196	480,532
California Resources Corp.	10,567	504,891
Comstock Resources, Inc.(b)(c)	14,925	400,886
Core Laboratories, Inc.(c)	7,086	106,999
Core Natural Resources, Inc.	8,265	661,200
Crescent Energy Co., Class A	32,549	306,937
CVR Energy, Inc.(b)	5,273	182,077
Dorian LPG Ltd.	5,949	147,416
Helix Energy Solutions Group, Inc.(b)	24,142	160,786
Helmerich & Payne, Inc.	16,080	448,632
Innovex International, Inc.(b)(c)	6,444	141,897
International Seaways, Inc.	6,423	340,226
Kodiak Gas Services, Inc.(c)	6,911	243,267
Liberty Energy, Inc., Class A	27,023	480,469
Magnolia Oil & Gas Corp., Class A	30,928	715,674
Northern Oil and Gas, Inc.(c)	16,100	360,479
Oceaneering International, Inc.(b)	16,221	395,792
Par Pacific Holdings, Inc.(b)	8,674	395,968
Patterson-UTI Energy, Inc.	60,258	350,099
Peabody Energy Corp.(c)	18,452	502,632
REX American Resources Corp.(b)	4,848	159,936
RPC, Inc.	14,044	74,714
SM Energy Co.	19,327	368,179
Talos Energy, Inc.(b)	19,928	228,375
Tidewater, Inc.(b)	7,376	398,452
Vital Energy, Inc.(b)	4,682	83,948
World Kinect Corp.	9,646	223,594
		9,831,235
Financials-19.55%
Acadian Asset Management, Inc.	4,745	212,766
Adamas Trust, Inc.	14,564	110,978
Ameris Bancorp	10,331	782,677
AMERISAFE, Inc.	3,147	128,398
Apollo Commercial Real Estate Finance, Inc.	19,841	200,989
Arbor Realty Trust, Inc.(c)	31,565	281,244
ARMOUR Residential REIT, Inc.(c)	16,035	280,933
Artisan Partners Asset Management, Inc., Class A	11,466	475,610
Assured Guaranty Ltd.	7,491	678,235
Atlantic Union Bankshares Corp., Class B	23,351	789,964
Axos Financial, Inc.(b)	8,590	705,926
Banc of California, Inc.	20,799	383,534
BancFirst Corp.	3,197	354,355
Bancorp, Inc. (The)(b)	7,568	484,882
Bank of Hawaii Corp.	6,435	421,750
BankUnited, Inc.	12,330	532,779
Banner Corp.	5,620	352,992
Beacon Financial Corp.	13,410	343,162
BGC Group, Inc., Class A	59,827	520,495
Blackstone Mortgage Trust, Inc., Class A(c)	26,859	522,945
Bread Financial Holdings, Inc.	7,767	526,059
Capitol Federal Financial, Inc.	19,825	131,043
Cathay General Bancorp	11,474	555,801
Central Pacific Financial Corp.	4,416	131,332
City Holding Co.	2,379	288,596
Cohen & Steers, Inc.	4,534	286,775
Community Financial System, Inc.	8,644	490,633
Customers Bancorp, Inc.(b)(c)	4,948	340,917
CVB Financial Corp.(c)	20,716	407,691
Dime Community Bancshares, Inc., Class B	6,411	181,752
Donnelley Financial Solutions, Inc.(b)	4,311	211,498
	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.	4,856	$92,118
Ellington Financial, Inc.	15,321	209,898
Employers Holdings, Inc.	4,023	160,317
Enact Holdings, Inc.	4,481	173,460
Encore Capital Group, Inc.(b)(c)	3,657	189,762
Enova International, Inc.(b)	4,311	565,129
EVERTEC, Inc.	10,950	316,455
EZCORP, Inc., Class A(b)(c)	8,346	160,911
FB Financial Corp.(c)	6,591	368,173
First Bancorp	26,282	519,595
First Bancorp/Southern Pines NC(c)	6,672	340,339
First Commonwealth Financial Corp.	17,077	277,501
First Financial Bancorp	15,658	389,571
First Hawaiian, Inc.	20,607	513,526
Franklin BSP Realty Trust, Inc.	13,245	138,013
Fulton Financial Corp.	29,957	543,720
Genworth Financial, Inc., Class A(b)	67,098	582,411
HA Sustainable Infrastructure Capital, Inc.(c)	19,884	683,214
Hanmi Financial Corp.	4,861	134,261
HCI Group, Inc.	1,407	250,094
Heritage Financial Corp.	5,429	129,970
Hilltop Holdings, Inc.	7,423	254,757
Hope Bancorp, Inc.	20,699	219,823
Horace Mann Educators Corp.	6,504	297,753
Independent Bank Corp.	8,084	582,452
Jackson Financial, Inc., Class A	11,768	1,153,382
KKR Real Estate Finance Trust, Inc.(c)	9,040	76,750
Lakeland Financial Corp.	4,296	250,285
Lincoln National Corp.	28,492	1,172,161
Mercury General Corp.	4,264	397,064
Moelis & Co., Class A	11,789	756,500
National Bank Holdings Corp., Class A	6,265	233,121
Navient Corp.	12,405	153,822
NBT Bancorp, Inc.	8,658	358,961
NCR Atleos Corp.(b)(c)	12,118	449,214
NMI Holdings, Inc., Class A(b)	12,529	477,981
Northwest Bancshares, Inc.	23,630	282,615
OFG Bancorp	7,359	292,373
Palomar Holdings, Inc.(b)	4,476	555,964
Park National Corp.	2,392	367,292
Pathward Financial, Inc.	3,955	284,365
Payoneer Global, Inc.(b)	45,179	261,135
PennyMac Mortgage Investment Trust	13,974	179,426
Piper Sandler Cos.	2,636	885,432
PJT Partners, Inc., Class A	3,931	660,447
PRA Group, Inc.(b)	6,555	106,191
Preferred Bank	1,864	175,980
ProAssurance Corp.(b)(c)	8,323	200,418
PROG Holdings, Inc.	6,553	188,595
Provident Financial Services, Inc.	21,093	404,564
Radian Group, Inc.	21,672	770,440
Renasant Corp.	15,074	534,223
S&T Bancorp, Inc.	6,299	248,685
Safety Insurance Group, Inc.	2,440	185,489
Seacoast Banking Corp. of Florida	13,863	437,516
ServisFirst Bancshares, Inc.(c)	8,493	604,107
Simmons First National Corp., Class A	23,243	431,158
SiriusPoint Ltd. (Sweden)(b)	14,940	310,752
Southside Bancshares, Inc.	4,703	137,939
Stellar Bancorp, Inc.	7,309	231,037
StepStone Group, Inc., Class A	10,797	681,939
Stewart Information Services Corp.	4,507	345,371
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
StoneX Group, Inc.(b)	7,468	$676,675
Tompkins Financial Corp.	2,058	142,228
Triumph Financial, Inc.(b)(c)	3,685	201,238
Trupanion, Inc.(b)	5,864	206,941
TrustCo Bank Corp.	3,096	130,434
Trustmark Corp.	9,805	381,414
United Community Banks, Inc.	20,143	615,570
United Fire Group, Inc.	3,417	124,891
Victory Capital Holdings, Inc., Class A	7,900	496,831
Virtu Financial, Inc., Class A	14,162	506,433
Virtus Investment Partners, Inc.	1,092	174,272
WaFd, Inc.	13,009	411,865
Walker & Dunlop, Inc.	5,149	332,831
Westamerica Bancorporation	4,312	206,890
WisdomTree, Inc.	18,580	205,123
World Acceptance Corp.(b)	531	82,124
WSFS Financial Corp.	9,494	529,860
		40,878,248
Health Care-11.09%
Acadia Pharmaceuticals, Inc.(b)	21,844	546,974
AdaptHealth Corp.(b)	17,660	170,596
Addus HomeCare Corp.(b)	3,063	368,173
ADMA Biologics, Inc.(b)	42,229	809,952
Alkermes PLC(b)	28,652	847,526
AMN Healthcare Services, Inc.(b)	6,559	109,207
Amphastar Pharmaceuticals, Inc.(b)(c)	6,403	177,363
Artivion, Inc.(b)	6,645	310,056
Astrana Health, Inc.(b)(c)	7,366	169,713
Azenta, Inc.(b)(c)	7,712	274,239
BioLife Solutions, Inc.(b)	5,666	150,149
Catalyst Pharmaceuticals, Inc.(b)	19,316	452,188
Certara, Inc.(b)(c)	18,844	172,611
Concentra Group Holdings Parent, Inc.	19,362	398,083
CONMED Corp.	5,144	223,352
Corcept Therapeutics, Inc.(b)	14,839	1,178,217
CorVel Corp.(b)	4,571	334,506
Cytek Biosciences, Inc.(b)(c)	18,343	103,638
Dynavax Technologies Corp.(b)(c)	18,779	213,517
Embecta Corp.	9,130	116,453
Fortrea Holdings, Inc.(b)	14,383	182,808
Glaukos Corp.(b)	10,104	1,073,954
Harmony Biosciences Holdings, Inc.(b)	6,903	243,607
HealthStream, Inc.	3,863	97,154
ICU Medical, Inc.(b)	3,799	563,923
Innoviva, Inc.(b)	9,174	199,351
Inspire Medical Systems, Inc.(b)(c)	5,666	704,907
Integer Holdings Corp.(b)	5,933	428,244
Krystal Biotech, Inc.(b)(c)	4,413	962,034
LeMaitre Vascular, Inc.	3,419	283,606
Ligand Pharmaceuticals, Inc.(b)	3,036	616,854
Merit Medical Systems, Inc.(b)(c)	9,734	842,867
National HealthCare Corp.	2,000	272,580
Neogen Corp.(b)(c)	32,813	196,222
NeoGenomics, Inc.(b)(c)	24,399	295,228
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	762	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	762	0
Omnicell, Inc.(b)	7,739	282,551
Organon & Co.	38,549	297,213
Pacira BioSciences, Inc.(b)	7,496	176,681
Pediatrix Medical Group, Inc.(b)	14,126	340,295
Phibro Animal Health Corp., Class A	2,961	124,007
	Shares	Value
Health Care-(continued)
Prestige Consumer Healthcare, Inc.(b)	8,349	$497,183
Privia Health Group, Inc.(b)	17,204	419,261
Progyny, Inc.(b)	12,598	332,209
Protagonist Therapeutics, Inc.(b)	10,238	921,420
QuidelOrtho Corp.(b)(c)	11,115	303,995
RadNet, Inc.(b)	10,996	910,359
Sarepta Therapeutics, Inc.(b)(c)	16,777	358,021
Schrodinger, Inc.(b)(c)	9,699	170,314
Select Medical Holdings Corp.	17,559	271,989
Supernus Pharmaceuticals, Inc.(b)(c)	8,830	402,560
Teleflex, Inc.	6,925	792,358
TG Therapeutics, Inc.(b)(c)	20,186	671,386
TransMedics Group, Inc.(b)(c)	5,828	852,695
UFP Technologies, Inc.(b)(c)	1,235	279,962
Veracyte, Inc.(b)(c)	12,452	589,478
Vir Biotechnology, Inc.(b)(c)	14,405	92,480
		23,176,269
Industrials-18.95%
AAR Corp.(b)	5,853	487,028
ABM Industries, Inc.	10,742	461,906
Air Lease Corp., Class A	15,887	1,015,656
Alamo Group, Inc.	1,723	276,318
Albany International Corp., Class A(c)	5,151	245,600
Allegiant Travel Co.(b)(c)	2,326	176,776
Amentum Holdings, Inc.(b)	25,576	732,241
American Woodmark Corp.(b)	2,373	130,823
Apogee Enterprises, Inc.	3,682	134,062
ArcBest Corp.	3,861	247,760
Arcosa, Inc.(c)	8,106	863,613
Armstrong World Industries, Inc.	7,017	1,331,406
Astec Industries, Inc.	3,706	164,028
AZZ, Inc.	4,725	498,109
Boise Cascade Co.	6,158	469,486
Brady Corp., Class A	7,048	551,436
CoreCivic, Inc.(b)	17,587	317,445
CSG Systems International, Inc.	4,531	356,907
CSW Industrials, Inc.	2,937	798,482
Deluxe Corp.	7,434	151,059
DNOW, Inc.(b)	17,843	249,088
DXP Enterprises, Inc.(b)	2,252	211,665
Dycom Industries, Inc.(b)	4,526	1,636,285
Enerpac Tool Group Corp.	8,738	330,908
Enpro, Inc.	3,364	749,667
Enviri Corp.(b)(c)	12,356	226,609
ESCO Technologies, Inc.	4,080	868,673
Everus Construction Group, Inc.(b)	8,330	766,027
Federal Signal Corp.	9,621	1,096,794
Forward Air Corp.(b)(c)	3,434	78,879
Franklin Electric Co., Inc.	6,557	623,899
Gates Industrial Corp. PLC(b)	37,435	852,021
GEO Group, Inc. (The)(b)	21,793	343,458
Gibraltar Industries, Inc.(b)	4,913	245,453
Granite Construction, Inc.(c)	7,019	754,753
Greenbrier Cos., Inc. (The)	5,138	228,538
Griffon Corp.	6,131	459,825
Hayward Holdings, Inc.(b)	23,614	388,450
Healthcare Services Group, Inc.(b)	11,625	218,318
Heartland Express, Inc.(c)	7,077	55,625
Heidrick & Struggles International, Inc.	3,438	202,395
Hillenbrand, Inc.	11,645	370,777
HNI Corp.(c)	7,534	312,812
Hub Group, Inc., Class A	10,138	391,023
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Insteel Industries, Inc.	3,135	$95,868
Interface, Inc.	9,235	257,749
JBT Marel Corp.(c)	7,841	1,101,896
JetBlue Airways Corp.(b)(c)	51,835	236,886
Kadant, Inc.	1,929	536,493
Kennametal, Inc.	12,595	348,630
Korn Ferry	8,504	559,308
Lindsay Corp.	1,750	201,128
Liquidity Services, Inc.(b)(c)	3,617	108,655
Marten Transport Ltd.	9,506	97,437
MasterBrand, Inc.(b)(c)	20,294	225,060
Matson, Inc.	5,324	580,210
Mercury Systems, Inc.(b)	7,729	540,180
MillerKnoll, Inc.	11,424	180,842
Moog, Inc., Class A	4,546	1,044,125
Mueller Water Products, Inc., Class A	27,039	655,425
MYR Group, Inc.(b)	2,634	590,859
National Presto Industries, Inc.	794	74,517
OPENLANE, Inc.(b)	17,113	435,355
Pitney Bowes, Inc.	27,149	267,689
Powell Industries, Inc.(c)	1,461	472,224
Proto Labs, Inc.(b)	3,906	198,503
Quanex Building Products Corp.	10,617	137,596
Resideo Technologies, Inc.(b)	22,561	744,287
Robert Half, Inc.(c)	17,287	467,440
Rush Enterprises, Inc., Class A	10,004	520,808
RXO, Inc.(b)(c)	22,496	297,397
Schneider National, Inc., Class B	7,869	177,918
SkyWest, Inc.(b)	7,337	744,852
SPX Technologies, Inc.(b)	7,936	1,706,557
Standex International Corp.	1,969	482,720
Sun Country Airlines Holdings, Inc.(b)	6,427	88,050
Tennant Co.	3,050	223,047
Titan International, Inc.(b)(c)	8,076	65,335
Trinity Industries, Inc.	13,289	352,424
UniFirst Corp.	2,519	434,653
Verra Mobility Corp., Class A(b)	26,376	575,524
Vestis Corp.(c)	21,293	137,979
Vicor Corp.(b)(c)	3,806	340,066
Werner Enterprises, Inc.	10,384	265,415
WillScot Holdings Corp.	31,196	616,121
Worthington Enterprises, Inc.	5,088	279,128
Zurn Elkay Water Solutions Corp.	22,559	1,076,064
		39,614,503
Information Technology-12.76%
A10 Networks, Inc.	11,836	203,816
ACI Worldwide, Inc.(b)	16,693	782,234
Adeia, Inc.	17,443	215,770
Advanced Energy Industries, Inc.	5,789	1,222,579
Alarm.com Holdings, Inc.(b)	8,530	443,219
Alpha & Omega Semiconductor Ltd.(b)	3,965	80,410
Arlo Technologies, Inc.(b)(c)	17,184	249,168
Axcelis Technologies, Inc.(b)(c)	4,988	412,857
Badger Meter, Inc.	4,903	875,382
Benchmark Electronics, Inc.	5,928	266,345
BlackLine, Inc.(b)(c)	8,465	482,420
Calix, Inc.(b)	8,793	485,989
CEVA, Inc.(b)	3,735	80,639
CleanSpark, Inc.(b)(c)	42,415	640,467
Clear Secure, Inc., Class A	14,911	529,341
Cohu, Inc.(b)(c)	7,152	173,937
Corsair Gaming, Inc.(b)	7,492	48,848
	Shares	Value
Information Technology-(continued)
CTS Corp.	4,940	$209,110
Digi International, Inc.(b)	6,087	254,619
Diodes, Inc.(b)(c)	7,766	358,867
DXC Technology Co.(b)	29,751	392,713
ePlus, Inc.	4,256	381,338
Extreme Networks, Inc.(b)	20,566	359,905
FormFactor, Inc.(b)	12,343	679,112
Grid Dynamics Holdings, Inc.(b)	11,170	97,849
Harmonic, Inc.(b)	17,858	170,722
Ichor Holdings Ltd.(b)	5,618	94,382
Insight Enterprises, Inc.(b)(c)	4,593	397,616
InterDigital, Inc.(c)	3,816	1,365,174
Itron, Inc.(b)	7,653	757,953
Knowles Corp.(b)	13,930	313,146
Kulicke & Soffa Industries, Inc. (Singapore)	8,417	379,691
LiveRamp Holdings, Inc.(b)	11,169	322,226
MARA Holdings, Inc.(b)(c)	57,272	676,382
MaxLinear, Inc.(b)	12,647	196,914
NCR Voyix Corp.(b)(c)	23,459	237,170
NetScout Systems, Inc.(b)	11,452	307,830
OSI Systems, Inc.(b)(c)	2,461	666,562
PC Connection, Inc.	1,959	113,700
Penguin Solutions, Inc.(b)(c)	8,019	162,224
Photronics, Inc.(b)	10,574	242,250
Plexus Corp.(b)	4,356	622,690
Qorvo, Inc.(b)	15,340	1,317,553
Ralliant Corp.	18,236	900,311
Rogers Corp.(b)	2,692	225,617
Sanmina Corp.(b)	8,277	1,292,578
ScanSource, Inc.(b)	3,385	139,191
Semtech Corp.(b)	13,168	976,539
SiTime Corp.(b)	3,320	988,364
SolarEdge Technologies, Inc.(b)(c)	10,963	400,478
Sprinklr, Inc., Class A(b)	20,777	150,218
Teradata Corp.(b)	15,397	440,970
TTM Technologies, Inc.(b)	14,801	1,038,734
Ultra Clean Holdings, Inc.(b)	7,123	180,639
Veeco Instruments, Inc.(b)(c)	9,408	274,996
Viasat, Inc.(b)	15,271	524,253
Viavi Solutions, Inc.(b)	34,178	613,153
Vishay Intertechnology, Inc.	18,347	250,804
		26,667,964
Materials-4.26%
AdvanSix, Inc.	4,503	69,301
Alpha Metallurgical Resources, Inc.(b)(c)	1,862	296,449
Balchem Corp.	5,489	857,437
Century Aluminum Co.(b)	8,424	252,467
Element Solutions, Inc.	35,895	930,398
FMC Corp.(c)	21,395	305,735
H.B. Fuller Co.(c)	8,662	504,821
Hawkins, Inc.	2,999	389,930
Innospec, Inc.	4,250	317,730
Kaiser Aluminum Corp.	2,665	255,973
Koppers Holdings, Inc.	3,402	100,937
Materion Corp.	3,366	411,292
Metallus, Inc.(b)(c)	5,908	99,904
Minerals Technologies, Inc.	5,322	312,135
O-I Glass, Inc.(b)	25,675	346,099
Quaker Chemical Corp.(c)	2,292	315,952
Sealed Air Corp.	23,505	1,009,540
Sensient Technologies Corp.	7,327	714,309
Stepan Co.	3,568	161,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
SunCoke Energy, Inc.	13,619	$88,796
Sylvamo Corp.	5,896	279,294
Warrior Met Coal, Inc.	8,845	692,475
Worthington Steel, Inc.	5,886	198,653
		8,911,365
Real Estate-7.83%
Acadia Realty Trust(c)	21,828	449,002
Alexander & Baldwin, Inc.	12,159	190,045
American Assets Trust, Inc.	7,825	152,587
Apple Hospitality REIT, Inc.	37,248	442,879
CareTrust REIT, Inc.	34,757	1,304,430
Centerspace(c)	2,773	185,125
Curbline Properties Corp.(c)	15,418	369,107
Cushman & Wakefield Ltd.(b)	36,865	617,489
DiamondRock Hospitality Co.(c)	34,038	310,086
Douglas Emmett, Inc.(c)	26,715	325,656
Easterly Government Properties, Inc.	6,699	146,038
Elme Communities	14,222	246,894
Essential Properties Realty Trust, Inc.	33,652	1,065,422
eXp World Holdings, Inc.(c)	13,439	152,533
Four Corners Property Trust, Inc.	16,348	393,006
Getty Realty Corp.	8,349	237,696
Global Net Lease, Inc.	29,713	243,944
Highwoods Properties, Inc.	17,260	479,828
Innovative Industrial Properties, Inc.	4,547	224,849
JBG SMITH Properties, (Acquired 06/16/2023 - 11/26/2025; Cost $166,929)(c)(f)	10,890	198,525
LTC Properties, Inc.	7,408	270,318
LXP Industrial Trust	9,607	465,939
Macerich Co. (The)	41,900	727,384
Marcus & Millichap, Inc.	3,950	115,735
Millrose Properties, Inc.	19,647	598,448
Outfront Media, Inc.	22,458	528,437
Pebblebrook Hotel Trust(c)	18,634	211,310
Phillips Edison & Co., Inc.	20,049	711,739
Ryman Hospitality Properties, Inc.	9,520	908,494
Safehold, Inc.	7,608	105,523
SITE Centers Corp.	7,718	56,804
SL Green Realty Corp.	10,791	508,580
St. Joe Co. (The)	6,142	370,547
Summit Hotel Properties, Inc.	17,180	92,085
Sunstone Hotel Investors, Inc.	32,705	306,119
Tanger, Inc.	18,306	614,715
	Shares	Value
Real Estate-(continued)
Terreno Realty Corp.	16,811	$1,055,563
Universal Health Realty Income Trust	2,036	82,763
Urban Edge Properties	19,991	384,227
Veris Residential, Inc.	12,898	194,244
Whitestone REIT	7,409	98,466
Xenia Hotels & Resorts, Inc.	15,600	218,088
		16,360,669
Utilities-2.54%
American States Water Co.	6,338	467,554
Avista Corp.	13,124	543,071
California Water Service Group	9,885	448,483
Chesapeake Utilities Corp.(c)	3,768	523,978
Clearway Energy, Inc., Class C	19,643	719,327
H2O America	5,110	237,257
MDU Resources Group, Inc.	32,741	698,038
MGE Energy, Inc.	6,020	498,577
Middlesex Water Co.	2,925	150,082
Northwest Natural Holding Co.	6,520	322,544
Otter Tail Corp.	6,836	561,919
Unitil Corp.	2,718	136,525
		5,307,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $172,078,762)		209,012,725
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.62%
Invesco Private Government Fund, 4.00%(g)(h)(i)	7,401,787	7,401,787
Invesco Private Prime Fund, 4.12%(g)(h)(i)	18,974,013	18,979,705
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,381,492)		26,381,492
TOTAL INVESTMENTS IN SECURITIES-112.61% (Cost $198,460,254)		235,394,217
OTHER ASSETS LESS LIABILITIES-(12.61)%		(26,356,910)
NET ASSETS-100.00%		$209,037,307

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,199	$2,319,165	$(2,433,364)	$-	$-	$-	$1,226
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,870,958	20,186,217	(18,655,388)	-	-	7,401,787	98,063 *
Invesco Private Prime Fund	15,289,998	41,771,680	(38,081,823)	(991)	841	18,979,705	263,641 *
Total	$21,275,155	$64,277,062	$(59,170,575)	$(991)	$841	$26,381,492	$362,930

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.77%
TEGNA, Inc.	1,311	$25,591
Yelp, Inc.(b)	750	21,682
		47,273
Consumer Discretionary-15.04%
Acushnet Holdings Corp.	293	24,641
Adtalem Global Education, Inc.(b)	306	28,323
Asbury Automotive Group, Inc.(b)	108	25,117
Brinker International, Inc.(b)	120	18,455
Cavco Industries, Inc.(b)	49	29,187
Cheesecake Factory, Inc. (The)(c)	377	17,968
Dorman Products, Inc.(b)	194	25,660
Dream Finders Homes, Inc., Class A(b)(c)	1,601	31,652
Frontdoor, Inc.(b)	376	20,278
Green Brick Partners, Inc.(b)(c)	470	31,904
Group 1 Automotive, Inc.	69	27,672
Installed Building Products, Inc.(c)	155	41,543
Oxford Industries, Inc.(c)	414	15,798
Stride, Inc.(b)	154	9,784
Tri Pointe Homes, Inc.(b)	673	22,963
XPEL, Inc.(b)(d)	686	31,885
		402,830
Consumer Staples-3.59%
Cal-Maine Foods, Inc.	387	32,245
Interparfums, Inc.	190	15,441
PriceSmart, Inc.(c)	203	24,989
Tootsie Roll Industries, Inc.(c)	612	23,477
		96,152
Energy-14.07%
Bristow Group, Inc.(b)	786	29,483
Cactus, Inc., Class A	765	32,834
Helmerich & Payne, Inc.	2,187	61,017
International Seaways, Inc.	1,084	57,420
Liberty Energy, Inc., Class A	2,428	43,170
Northern Oil and Gas, Inc.(c)	1,000	22,390
Oceaneering International, Inc.(b)	1,269	30,964
RPC, Inc.(c)	7,045	37,479
SM Energy Co.(c)	926	17,640
Tidewater, Inc.(b)	824	44,512
		376,909
Financials-15.46%
Assured Guaranty Ltd.	289	26,166
Axos Financial, Inc.(b)	404	33,201
Bancorp, Inc. (The)(b)	560	35,879
City Holding Co.(c)	178	21,593
Employers Holdings, Inc.	466	18,570
EVERTEC, Inc.	637	18,409
HCI Group, Inc.	209	37,150
Mercury General Corp.	348	32,406
NMI Holdings, Inc., Class A(b)	579	22,089
Palomar Holdings, Inc.(b)	228	28,320
Pathward Financial, Inc.	372	26,747
Payoneer Global, Inc.(b)	2,955	17,080
PJT Partners, Inc., Class A	148	24,865
Preferred Bank	296	27,945
PROG Holdings, Inc.	749	21,556
Westamerica Bancorporation	458	21,975
		413,951
	Shares	Value
Health Care-14.83%
Acadia Pharmaceuticals, Inc.(b)	1,476	$36,959
ADMA Biologics, Inc.(b)	1,841	35,310
Alkermes PLC(b)	901	26,652
Amphastar Pharmaceuticals, Inc.(b)(c)	1,074	29,750
Catalyst Pharmaceuticals, Inc.(b)	1,583	37,058
Corcept Therapeutics, Inc.(b)(c)	449	35,651
CorVel Corp.(b)	213	15,587
Harmony Biosciences Holdings, Inc.(b)	1,131	39,913
Krystal Biotech, Inc.(b)(c)	283	61,694
Progyny, Inc.(b)	1,533	40,425
UFP Technologies, Inc.(b)	168	38,084
		397,083
Industrials-18.25%
Apogee Enterprises, Inc.	679	24,722
Armstrong World Industries, Inc.	150	28,461
CSW Industrials, Inc.	74	20,118
DNOW, Inc.(b)	2,166	30,237
DXP Enterprises, Inc.(b)	435	40,886
Dycom Industries, Inc.(b)	125	45,191
Enerpac Tool Group Corp.	488	18,480
Federal Signal Corp.	254	28,956
Greenbrier Cos., Inc. (The)(c)	812	36,118
Griffon Corp.	307	23,025
Kadant, Inc.(c)	63	17,522
Korn Ferry	367	24,138
Liquidity Services, Inc.(b)	891	26,766
Powell Industries, Inc.(c)	213	68,846
Rush Enterprises, Inc., Class A	498	25,926
SkyWest, Inc.(b)	290	29,441
		488,833
Information Technology-11.63%
ACI Worldwide, Inc.(b)	449	21,040
Axcelis Technologies, Inc.(b)(c)	390	32,280
Badger Meter, Inc.	110	19,639
Clear Secure, Inc., Class A	1,641	58,256
Harmonic, Inc.(b)	2,236	21,376
InterDigital, Inc.	194	69,403
Itron, Inc.(b)	189	18,719
OSI Systems, Inc.(b)(c)	98	26,543
Photronics, Inc.(b)	1,157	26,507
Sprinklr, Inc., Class A(b)	2,468	17,844
		311,607
Materials-3.98%
SunCoke Energy, Inc.(c)	2,619	17,076
Sylvamo Corp.(c)	410	19,422
Worthington Steel, Inc.	2,080	70,200
		106,698
Real Estate-1.38%
Ryman Hospitality Properties, Inc.	386	36,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,422,247)		2,678,172
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.43%
Invesco Private Government Fund, 4.00%(e)(f)(g)	160,916	160,916
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(e)(f)(g)	439,825	$439,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $600,873)		600,873
TOTAL INVESTMENTS IN SECURITIES-122.43% (Cost $3,023,120)		3,279,045
OTHER ASSETS LESS LIABILITIES-(22.43)%		(600,742)
NET ASSETS-100.00%		$2,678,303

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented 1.19% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,410	$6,218	$(9,628)	$-	$-	$-	$21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	199,703	685,173	(723,960)	-	-	160,916	1,759 *
Invesco Private Prime Fund	516,087	1,673,211	(1,749,340)	(32)	31	439,957	4,690 *
Total	$719,200	$2,364,602	$(2,482,928)	$(32)	$31	$600,873	$6,470

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-3.28%
Cogent Communications Holdings, Inc.(b)	40,172	$766,482
John Wiley & Sons, Inc., Class A(b)	18,910	687,568
TEGNA, Inc.	42,874	836,900
		2,290,950
Consumer Discretionary-3.07%
Ethan Allen Interiors, Inc.	44,929	1,062,121
Upbound Group, Inc.	60,576	1,085,522
		2,147,643
Consumer Staples-8.27%
Cal-Maine Foods, Inc.	15,543	1,295,043
Edgewell Personal Care Co.	23,068	411,995
Energizer Holdings, Inc.(b)	60,108	1,095,769
Fresh Del Monte Produce, Inc.	22,924	828,473
Interparfums, Inc.	4,261	346,291
J&J Snack Foods Corp.(b)	5,595	516,698
Universal Corp.	24,274	1,280,696
		5,774,965
Energy-3.51%
Archrock, Inc.	30,650	752,151
California Resources Corp.	16,589	792,622
RPC, Inc.(b)	169,792	903,294
		2,448,067
Financials-25.11%
Adamas Trust, Inc.	237,646	1,810,862
Arbor Realty Trust, Inc.(b)	173,147	1,542,740
ARMOUR Residential REIT, Inc.(b)	136,167	2,385,646
Ellington Financial, Inc.	125,401	1,717,994
Franklin BSP Realty Trust, Inc.(b)	173,579	1,808,693
KKR Real Estate Finance Trust, Inc.(b)	173,531	1,473,278
PennyMac Mortgage Investment Trust	135,034	1,733,837
Ready Capital Corp.(b)	519,735	1,314,930
Redwood Trust, Inc.(b)	269,481	1,484,840
Two Harbors Investment Corp.(b)	223,107	2,262,305
		17,535,125
Health Care-0.91%
Select Medical Holdings Corp.	41,073	636,221
Industrials-10.51%
Apogee Enterprises, Inc.	14,187	516,549
Deluxe Corp.	108,133	2,197,262
Greenbrier Cos., Inc. (The)(b)	13,022	579,218
HNI Corp.(b)	12,613	523,692
Kennametal, Inc.	33,145	917,454
MillerKnoll, Inc.	47,417	750,611
Robert Half, Inc.(b)	30,617	827,884
Trinity Industries, Inc.	38,658	1,025,210
		7,337,880
Materials-6.61%
AdvanSix, Inc.	28,995	446,233
	Shares	Value
Materials-(continued)
Kaiser Aluminum Corp.	9,987	$959,251
Sealed Air Corp.	19,723	847,103
Stepan Co.	11,736	531,993
SunCoke Energy, Inc.	153,428	1,000,351
Sylvamo Corp.	17,579	832,717
		4,617,648
Real Estate-25.88%
Apple Hospitality REIT, Inc.	155,575	1,849,787
Armada Hoffler Properties, Inc.(b)	317,214	2,084,096
Brandywine Realty Trust(b)	534,411	1,833,030
Easterly Government Properties, Inc.(b)	98,067	2,137,861
Global Net Lease, Inc.(b)	322,160	2,644,933
Innovative Industrial Properties, Inc.(b)	41,720	2,063,054
Kennedy-Wilson Holdings, Inc.(b)	223,851	2,178,070
Saul Centers, Inc.	49,822	1,549,464
Universal Health Realty Income Trust(b)	42,609	1,732,056
		18,072,351
Utilities-12.76%
American States Water Co.	7,687	567,070
Avista Corp.	32,120	1,329,126
California Water Service Group	13,391	607,550
Clearway Energy, Inc., Class C	39,309	1,439,495
H2O America	14,828	688,464
MDU Resources Group, Inc.	43,448	926,311
Middlesex Water Co.	10,927	560,664
Northwest Natural Holding Co.	27,857	1,378,086
Otter Tail Corp.	7,863	646,339
Unitil Corp.(b)	15,352	771,131
		8,914,236
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $77,459,193)		69,775,086
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.30%
Invesco Private Government Fund, 4.00%(c)(d)(e)	4,282,944	4,282,944
Invesco Private Prime Fund, 4.12%(c)(d)(e)	11,284,689	11,288,074
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,571,018)		15,571,018
TOTAL INVESTMENTS IN SECURITIES-122.21% (Cost $93,030,211)		85,346,104
OTHER ASSETS LESS LIABILITIES-(22.21)%		(15,510,293)
NET ASSETS-100.00%		$69,835,811
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,000,864	$(2,000,864)	$-	$-	$-	$769
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,341,230	10,910,161	(10,968,447)	-	-	4,282,944	37,043 *
Invesco Private Prime Fund	11,294,215	24,829,380	(24,835,670)	(374)	523	11,288,074	101,088 *
Total	$15,635,445	$37,740,405	$(37,804,981)	$(374)	$523	$15,571,018	$138,900

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-0.93%
Madison Square Garden Sports Corp., Class A(b)(c)	9,721	$2,216,680
Consumer Discretionary-0.67%
BorgWarner, Inc.	37,108	1,597,871
Consumer Staples-6.59%
Fresh Del Monte Produce, Inc.	52,013	1,879,750
J&J Snack Foods Corp.	21,017	1,940,920
National Beverage Corp.(b)	59,115	2,013,457
PriceSmart, Inc.(c)	15,385	1,893,893
Reynolds Consumer Products, Inc.	83,653	2,089,652
Tootsie Roll Industries, Inc.(c)	49,373	1,893,948
Universal Corp.	37,820	1,995,383
WD-40 Co.	10,487	2,053,355
		15,760,358
Energy-1.43%
REX American Resources Corp.(b)	50,607	1,669,525
World Kinect Corp.	75,349	1,746,590
		3,416,115
Financials-32.97%
AMERISAFE, Inc.	51,810	2,113,848
Apollo Commercial Real Estate Finance, Inc.(c)	204,814	2,074,766
ARMOUR Residential REIT, Inc.(c)	126,159	2,210,306
Assured Guaranty Ltd.	24,385	2,207,818
Bank of Hawaii Corp.	27,924	1,830,139
Beacon Financial Corp.	65,177	1,667,879
Blackstone Mortgage Trust, Inc., Class A(c)	113,947	2,218,548
Capitol Federal Financial, Inc.	273,832	1,810,030
City Holding Co.(c)	16,491	2,000,523
Cohen & Steers, Inc.	25,914	1,639,061
Ellington Financial, Inc.	181,519	2,486,810
Employers Holdings, Inc.	51,873	2,067,139
Enact Holdings, Inc.	62,355	2,413,762
EZCORP, Inc., Class A(b)(c)	95,713	1,845,347
First Commonwealth Financial Corp.	104,529	1,698,596
First Hawaiian, Inc.	71,306	1,776,946
Franklin BSP Realty Trust, Inc.(c)	238,223	2,482,284
Hilltop Holdings, Inc.	57,365	1,968,767
Horace Mann Educators Corp.	46,035	2,107,482
KKR Real Estate Finance Trust, Inc.(c)	217,527	1,846,804
Lakeland Financial Corp.	29,684	1,729,390
MarketAxess Holdings, Inc.	11,381	1,865,232
NBT Bancorp, Inc.	41,055	1,702,140
NMI Holdings, Inc., Class A(b)	52,251	1,993,376
Northwest Bancshares, Inc.	151,372	1,810,409
OFG Bancorp	41,621	1,653,602
Pathward Financial, Inc.	24,448	1,757,811
PennyMac Mortgage Investment Trust	158,805	2,039,056
Preferred Bank(c)	18,621	1,758,009
Radian Group, Inc.	54,651	1,942,843
S&T Bancorp, Inc.	43,005	1,697,837
Safety Insurance Group, Inc.	29,236	2,222,521
Simmons First National Corp., Class A	100,865	1,871,046
Southside Bancshares, Inc.	61,575	1,805,995
Stellar Bancorp, Inc.	57,036	1,802,908
Stewart Information Services Corp.(c)	23,040	1,765,555
TrustCo Bank Corp.	43,794	1,845,041
Trustmark Corp.	43,776	1,702,886
Two Harbors Investment Corp.(c)	184,427	1,870,090
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	39,229	$1,882,207
Western Union Co. (The)(c)	186,208	1,636,768
		78,821,577
Health Care-5.37%
Addus HomeCare Corp.(b)(c)	14,716	1,768,863
Concentra Group Holdings Parent, Inc.	82,786	1,702,080
HealthStream, Inc.	70,863	1,782,204
Innoviva, Inc.(b)	103,735	2,254,162
Merit Medical Systems, Inc.(b)(c)	19,395	1,679,413
National HealthCare Corp.(c)	13,759	1,875,214
Prestige Consumer Healthcare, Inc.(b)	29,752	1,771,732
		12,833,668
Industrials-10.72%
ABM Industries, Inc.	40,734	1,751,562
Alamo Group, Inc.(c)	10,518	1,686,772
Armstrong World Industries, Inc.	10,715	2,033,064
Brady Corp., Class A	26,192	2,049,262
CSG Systems International, Inc.	21,550	1,697,493
Franklin Electric Co., Inc.	20,277	1,929,357
Granite Construction, Inc.	19,156	2,059,845
HNI Corp.(c)	42,689	1,772,447
Korn Ferry	27,490	1,808,017
Lindsay Corp.	16,490	1,895,196
Marten Transport Ltd.	169,137	1,733,654
National Presto Industries, Inc.(c)	17,831	1,673,439
Tennant Co.	24,128	1,764,481
Zurn Elkay Water Solutions Corp.	37,067	1,768,096
		25,622,685
Information Technology-2.18%
Alarm.com Holdings, Inc.(b)	34,043	1,768,874
Box, Inc., Class A(b)(c)	56,570	1,671,078
PC Connection, Inc.	30,405	1,764,706
		5,204,658
Materials-2.43%
Balchem Corp.	14,564	2,275,043
Innospec, Inc.	23,570	1,762,093
Sensient Technologies Corp.	18,110	1,765,544
		5,802,680
Real Estate-26.28%
Acadia Realty Trust(c)	95,707	1,968,693
Alexander & Baldwin, Inc.	169,829	2,654,427
American Assets Trust, Inc.	94,583	1,844,368
Apple Hospitality REIT, Inc.	146,121	1,737,379
Armada Hoffler Properties, Inc.	287,361	1,887,962
CareTrust REIT, Inc.	60,297	2,262,946
Centerspace(c)	32,892	2,195,870
Curbline Properties Corp.(c)	92,739	2,220,172
DiamondRock Hospitality Co.	185,332	1,688,374
Easterly Government Properties, Inc.	82,453	1,797,475
Elme Communities	126,096	2,189,027
Essential Properties Realty Trust, Inc.(c)	78,291	2,478,693
Four Corners Property Trust, Inc.	121,251	2,914,874
Getty Realty Corp.(c)	97,626	2,779,412
Global Net Lease, Inc.	244,427	2,006,746
Highwoods Properties, Inc.	70,832	1,969,130
LTC Properties, Inc.	79,844	2,913,508
LXP Industrial Trust	43,620	2,115,570
NexPoint Residential Trust, Inc.(c)	56,386	1,793,639
Phillips Edison & Co., Inc.	79,109	2,808,369
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Ryman Hospitality Properties, Inc.	19,141	$1,826,626
Saul Centers, Inc.	82,777	2,574,365
St. Joe Co. (The)	29,026	1,751,139
Tanger, Inc.	56,041	1,881,857
Terreno Realty Corp.(c)	30,333	1,904,609
Universal Health Realty Income Trust	55,619	2,260,912
Urban Edge Properties	107,228	2,060,922
Veris Residential, Inc.	139,225	2,096,728
Whitestone REIT	167,529	2,226,460
		62,810,252
Utilities-10.28%
American States Water Co.	32,457	2,394,353
Avista Corp.	64,061	2,650,844
California Water Service Group	48,786	2,213,421
Chesapeake Utilities Corp.	18,216	2,533,117
Clearway Energy, Inc., Class C	47,202	1,728,537
H2O America	42,532	1,974,761
MDU Resources Group, Inc.	94,450	2,013,674
MGE Energy, Inc.	27,191	2,251,959
Northwest Natural Holding Co.	52,202	2,582,433
Otter Tail Corp.	23,678	1,946,331
Unitil Corp.	45,640	2,292,497
		24,581,927
Total Common Stocks & Other Equity Interests (Cost $238,982,691)		238,668,471
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $123,074)	123,074	$123,074
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $239,105,765)		238,791,545
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.72%
Invesco Private Government Fund, 4.00%(d)(e)(f)	5,657,472	5,657,472
Invesco Private Prime Fund, 4.12%(d)(e)(f)	15,187,666	15,192,222
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,849,694)		20,849,694
TOTAL INVESTMENTS IN SECURITIES-108.62% (Cost $259,955,459)		259,641,239
OTHER ASSETS LESS LIABILITIES-(8.62)%		(20,606,035)
NET ASSETS-100.00%		$239,035,204

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$215,978	$2,443,656	$(2,536,560)	$-	$-	$123,074	$2,576
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,757,908	23,000,797	(26,101,233)	-	-	5,657,472	82,624 *
Invesco Private Prime Fund	22,775,089	49,204,842	(56,788,446)	(1,262)	1,999	15,192,222	222,021 *
Total	$31,748,975	$74,649,295	$(85,426,239)	$(1,262)	$1,999	$20,972,768	$307,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.42%
CarGurus, Inc.(b)	61,328	$2,163,652
Yelp, Inc.(b)(c)	48,397	1,399,157
		3,562,809
Consumer Discretionary-17.55%
Academy Sports & Outdoors, Inc.(c)	41,236	1,989,637
Acushnet Holdings Corp.	21,252	1,787,293
Adtalem Global Education, Inc.(b)	29,536	2,733,852
Brinker International, Inc.(b)	33,736	5,188,260
Buckle, Inc. (The)(c)	31,664	1,788,383
Carter’s, Inc.	23,636	754,225
Cavco Industries, Inc.(b)	6,015	3,582,835
Dorman Products, Inc.(b)	18,837	2,491,570
G-III Apparel Group Ltd.(b)	31,116	907,031
Golden Entertainment, Inc.	14,171	425,413
Installed Building Products, Inc.(c)	18,153	4,865,367
Kontoor Brands, Inc.	64,263	4,777,954
LCI Industries	16,497	1,875,214
Monarch Casino & Resort, Inc.	9,198	888,343
Pursuit Attractions and Hospitality, Inc.(b)(c)	28,540	979,778
Sally Beauty Holdings, Inc.(b)(c)	64,112	1,016,816
Steven Madden Ltd.(c)	51,679	2,159,149
Stride, Inc.(b)	30,117	1,913,333
Sturm, Ruger & Co., Inc.(c)	10,651	320,808
Tri Pointe Homes, Inc.(b)(c)	61,437	2,096,230
Wolverine World Wide, Inc.	58,779	952,808
XPEL, Inc.(b)(c)(d)	14,947	694,737
		44,189,036
Consumer Staples-3.43%
Cal-Maine Foods, Inc.(c)	42,960	3,579,427
Interparfums, Inc.(c)	13,510	1,097,958
National Beverage Corp.(b)(c)	25,586	871,459
Tootsie Roll Industries, Inc.(c)	11,992	460,013
WD-40 Co.	13,393	2,622,350
		8,631,207
Energy-4.41%
Cactus, Inc., Class A	44,235	1,898,566
Dorian LPG Ltd.	22,642	561,069
International Seaways, Inc.	26,970	1,428,601
Magnolia Oil & Gas Corp., Class A	114,451	2,648,396
Oceaneering International, Inc.(b)	65,527	1,598,859
SM Energy Co.	74,247	1,414,405
Tidewater, Inc.(b)	28,678	1,549,186
		11,099,082
Financials-24.22%
AMERISAFE, Inc.	16,267	663,694
Artisan Partners Asset Management, Inc., Class A(c)	102,564	4,254,355
Axos Financial, Inc.(b)	38,453	3,160,067
BancFirst Corp.	13,889	1,539,457
Bancorp, Inc. (The)(b)	43,078	2,760,007
City Holding Co.(c)	9,673	1,173,432
Cohen & Steers, Inc.(c)	28,671	1,813,441
Donnelley Financial Solutions, Inc.(b)(c)	19,764	969,622
Employers Holdings, Inc.	15,779	628,793
Enact Holdings, Inc.	20,232	783,181
EVERTEC, Inc.	43,361	1,253,133
First Bancorp	121,733	2,406,661
HCI Group, Inc.	7,725	1,373,119
Lakeland Financial Corp.(c)	16,954	987,740
	Shares	Value
Financials-(continued)
Lincoln National Corp.(c)	112,821	$4,641,456
Mercury General Corp.	18,924	1,762,203
Moelis & Co., Class A(c)	78,868	5,060,959
NMI Holdings, Inc., Class A(b)	56,644	2,160,969
OFG Bancorp	31,990	1,270,963
Palomar Holdings, Inc.(b)	22,674	2,816,337
Park National Corp.	9,449	1,450,894
Pathward Financial, Inc.	19,822	1,425,202
Payoneer Global, Inc.(b)	177,621	1,026,649
Piper Sandler Cos.	11,614	3,901,142
PJT Partners, Inc., Class A	29,730	4,994,937
Preferred Bank(c)	9,154	864,229
PROG Holdings, Inc.	38,897	1,119,456
Radian Group, Inc.	88,494	3,145,962
Virtus Investment Partners, Inc.	4,190	668,682
Westamerica Bancorporation(c)	18,761	900,153
		60,976,895
Health Care-7.70%
Acadia Pharmaceuticals, Inc.(b)(c)	84,349	2,112,099
ADMA Biologics, Inc.(b)	201,096	3,857,021
Alkermes PLC(b)	119,476	3,534,100
Catalyst Pharmaceuticals, Inc.(b)(c)	103,432	2,421,343
Concentra Group Holdings Parent, Inc.	74,970	1,541,383
CorVel Corp.(b)	25,042	1,832,574
Harmony Biosciences Holdings, Inc.(b)	27,550	972,239
Progyny, Inc.(b)	68,954	1,818,317
Select Medical Holdings Corp.	84,020	1,301,470
		19,390,546
Industrials-22.74%
Alamo Group, Inc.	6,866	1,101,100
Armstrong World Industries, Inc.	37,931	7,197,028
Boise Cascade Co.	23,184	1,767,548
Brady Corp., Class A	31,359	2,453,528
CSG Systems International, Inc.	20,553	1,618,960
CSW Industrials, Inc.(c)	12,007	3,264,343
Enerpac Tool Group Corp.(c)	40,245	1,524,078
Everus Construction Group, Inc.(b)	43,477	3,998,145
Federal Signal Corp.	37,815	4,310,910
Franklin Electric Co., Inc.	27,926	2,657,159
Gibraltar Industries, Inc.(b)	21,671	1,082,683
Griffon Corp.	25,768	1,932,600
HNI Corp.(c)	31,497	1,307,755
Interface, Inc.	40,733	1,136,858
Korn Ferry(c)	33,842	2,225,788
Lindsay Corp.	7,810	897,603
Liquidity Services, Inc.(b)	16,439	493,828
Matson, Inc.	23,311	2,540,433
Mueller Water Products, Inc., Class A	117,314	2,843,691
Powell Industries, Inc.(c)	7,125	2,302,943
Robert Half, Inc.(c)	75,442	2,039,952
SkyWest, Inc.(b)	26,263	2,666,220
Worthington Enterprises, Inc.(c)	25,731	1,411,603
Zurn Elkay Water Solutions Corp.	94,094	4,488,284
		57,263,040
Information Technology-14.60%
A10 Networks, Inc.	49,237	847,861
ACI Worldwide, Inc.(b)	76,846	3,601,004
Adeia, Inc.	79,468	983,019
Badger Meter, Inc.	24,758	4,420,293
BlackLine, Inc.(b)(c)	46,848	2,669,867
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Clear Secure, Inc., Class A	129,340	$4,591,570
ePlus, Inc.	18,321	1,641,562
InterDigital, Inc.(c)	23,674	8,469,373
NCR Voyix Corp.(b)(c)	202,087	2,043,100
Photronics, Inc.(b)	33,674	771,471
Plexus Corp.(b)	18,529	2,648,721
ScanSource, Inc.(b)	17,066	701,754
Sprinklr, Inc., Class A(b)	88,360	638,843
Teradata Corp.(b)	95,603	2,738,070
		36,766,508
Materials-2.10%
Balchem Corp.(c)	21,682	3,386,945
SunCoke Energy, Inc.	51,324	334,632
Sylvamo Corp.(c)	33,077	1,566,858
		5,288,435
Real Estate-1.85%
Ryman Hospitality Properties, Inc.(c)	43,189	4,121,526
SITE Centers Corp.(c)	74,258	546,539
		4,668,065
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $254,206,145)		251,835,623
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.48%
Invesco Private Government Fund, 4.00%(e)(f)(g)	7,763,119	$7,763,119
Invesco Private Prime Fund, 4.12%(e)(f)(g)	21,130,232	21,136,571
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,899,690)		28,899,690
TOTAL INVESTMENTS IN SECURITIES-111.50% (Cost $283,105,835)		280,735,313
OTHER ASSETS LESS LIABILITIES-(11.50)%		(28,956,797)
NET ASSETS-100.00%		$251,778,516

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,502	$2,814,715	$(3,367,217)	$-	$-	$-	$2,972
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,203,821	44,784,912	(50,225,614)	-	-	7,763,119	105,920 *
Invesco Private Prime Fund	34,303,327	88,009,592	(101,177,061)	(1,948)	2,661	21,136,571	283,604 *
Total	$48,059,650	$135,609,219	$(154,769,892)	$(1,948)	$2,661	$28,899,690	$392,496

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,356,255	$-	$-	$35,356,255
Money Market Funds	-	1,993,462	-	1,993,462
Total Investments	$35,356,255	$1,993,462	$-	$37,349,717
Invesco MSCI North America Climate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,687,438,209	$-	$-	$2,687,438,209
Money Market Funds	-	23,068,862	-	23,068,862
Total Investments	$2,687,438,209	$23,068,862	$-	$2,710,507,071
Invesco MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,953,619,454	$-	$-	$9,953,619,454
Money Market Funds	-	101,442,692	-	101,442,692
Total Investments	$9,953,619,454	$101,442,692	$-	$10,055,062,146
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$691,716,389	$-	$0	$691,716,389
Money Market Funds	326,657	83,793,518	-	84,120,175
Total Investments	$692,043,046	$83,793,518	$0	$775,836,564
Invesco S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,566,155	$-	$-	$110,566,155
Money Market Funds	24,728	1,517,644	-	1,542,372
Total Investments	$110,590,883	$1,517,644	$-	$112,108,527

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,707,162	$-	$-	$33,707,162
Money Market Funds	-	128,280	-	128,280
Total Investments	$33,707,162	$128,280	$-	$33,835,442
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$458,056,030	$-	$-	$458,056,030
Money Market Funds	433,798	15,111,397	-	15,545,195
Total Investments	$458,489,828	$15,111,397	$-	$473,601,225
Invesco S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,497,869	$-	$-	$8,497,869
Money Market Funds	-	240,620	-	240,620
Total Investments	$8,497,869	$240,620	$-	$8,738,489
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,086,159,771	$-	$-	$3,086,159,771
Money Market Funds	-	93,706,467	-	93,706,467
Total Investments	$3,086,159,771	$93,706,467	$-	$3,179,866,238
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,634,750,821	$-	$-	$7,634,750,821
Money Market Funds	-	156,133,825	-	156,133,825
Total Investments	$7,634,750,821	$156,133,825	$-	$7,790,884,646
Invesco S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,490,331	$-	$-	$3,490,331
Money Market Funds	34,552	66,199	-	100,751
Total Investments	$3,524,883	$66,199	$-	$3,591,082
Invesco S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,960,300,053	$-	$-	$12,960,300,053
Money Market Funds	6,769,923	58,741,756	-	65,511,679
Total Investments	$12,967,069,976	$58,741,756	$-	$13,025,811,732
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,487,627,125	$-	$-	$1,487,627,125
Money Market Funds	-	6,746,903	-	6,746,903
Total Investments	$1,487,627,125	$6,746,903	$-	$1,494,374,028
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$371,902,724	$-	$-	$371,902,724
Money Market Funds	110,766	36,879,133	-	36,989,899
Total Investments	$372,013,490	$36,879,133	$-	$408,892,623
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$765,561,745	$-	$-	$765,561,745
Money Market Funds	69,523	70,621,186	-	70,690,709
Total Investments	$765,631,268	$70,621,186	$-	$836,252,454
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$209,012,725	$-	$0	$209,012,725
Money Market Funds	-	26,381,492	-	26,381,492
Total Investments	$209,012,725	$26,381,492	$0	$235,394,217

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,678,172	$-	$-	$2,678,172
Money Market Funds	-	600,873	-	600,873
Total Investments	$2,678,172	$600,873	$-	$3,279,045
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,775,086	$-	$-	$69,775,086
Money Market Funds	-	15,571,018	-	15,571,018
Total Investments	$69,775,086	$15,571,018	$-	$85,346,104
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,668,471	$-	$-	$238,668,471
Money Market Funds	123,074	20,849,694	-	20,972,768
Total Investments	$238,791,545	$20,849,694	$-	$259,641,239
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$251,835,623	$-	$-	$251,835,623
Money Market Funds	-	28,899,690	-	28,899,690
Total Investments	$251,835,623	$28,899,690	$-	$280,735,313